UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5669
                 ----------------------------------------------

                                FIFTH THIRD FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                      Copy to:
             E. Keith Wirtz                               Alan G. Priest
               President                                 Ropes & Gray LLP
           Fifth Third Funds                             One Metro Center
        38 Fountain Square Plaza                        700 12th Street NW
         Cincinnati, Ohio 45263                             Suite 900
                                                    Washington, DC 20005-3948


        Registrant's telephone number, including area code: 614-470-8000


Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.


SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS (98.9%)
AEROSPACE & DEFENSE (2.5%)
Axsys Technologies, Inc. *                          13,500 $       565,785
Heico Corp. (a)                                     20,000         574,200
                                                           ---------------
                                                                 1,139,985
                                                           ---------------

BIOTECHNOLOGY (3.3%)
Alexion Pharmaceuticals, Inc. * (a)                 14,800         494,616
Myriad Genetics, Inc. * (a)                         11,600         449,964
United Therapeutics Corp. * (a)                      8,875         557,439
                                                           ---------------
                                                                 1,502,019
                                                           ---------------

CAPITAL MARKETS (2.1%)
BGC Partners, Inc., Class A                        107,903         279,469
Waddell & Reed Financial, Inc.,
   Class A (a)                                      29,000         649,890
                                                           ---------------
                                                                   929,359
                                                           ---------------

CHEMICALS (1.0%)
Innophos Holdings, Inc. (a)                         29,064         431,019
                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES (2.8%)
Geo Group, Inc. (The) * (a)                         39,212         652,096
Tetra Tech, Inc. *                                  25,200         618,912
                                                           ---------------
                                                                 1,271,008
                                                           ---------------

COMMUNICATIONS EQUIPMENT (4.2%)
Ciena Corp. * (a)                                   31,000         370,450
Neutral Tandem, Inc. *                              18,600         531,960
Nice Systems, Ltd. ADR *                            24,733         633,412
Polycom, Inc. * (a)                                 18,147         338,260
                                                           ---------------
                                                                 1,874,082
                                                           ---------------

COMPUTER SERVICES (0.6%)
Riverbed Technology, Inc. *                         15,000         274,800
                                                           ---------------

CONSUMER FINANCE (2.9%)
Cardronics, Inc. * (a)                             305,000         747,250
Cash America International, Inc.                    25,868         578,408
                                                           ---------------
                                                                 1,325,658
                                                           ---------------

CONTAINERS & PACKAGING (2.4%)
Rock-Tenn Co., Class A (a)                          29,050       1,096,928
                                                           ---------------

DISTRIBUTORS (1.8%)
LKQ Corp. * (a)                                     46,600         791,268
                                                           ---------------

DIVERSIFIED CONSUMER SERVICES (1.6%)
American Public Education, Inc. * (a)               19,500         702,000
                                                           ---------------

DIVERSIFIED TELECOMMUNICATION
   SERVICES (1.2%)
TW Telecom, Inc. * (a)                              59,548         547,246
                                                           ---------------


                                    Continued


                                                Shares         Value
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS &
   EQUIPMENT (6.2%)
AZZ, Inc. * (a)                                     22,000 $       680,460
Belden, Inc.                                        26,151         421,554
Energy Conversion Devices, Inc. * (a)               25,400         466,852
GT Solar International, Inc. * (a)                  45,586         323,205
Polypore International, Inc. *                     120,000         904,800
                                                           ---------------
                                                                 2,796,871
                                                           ---------------

ELECTRONIC EQUIPMENT &
   INSTRUMENTS (1.5%)
IPG Photonics Corp. *                               29,000         323,930
Plexus Corp. * (a)                                  15,050         333,358
                                                           ---------------
                                                                   657,288
                                                           ---------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Core Laboratories NV (a)                             7,976         663,842
T-3 Energy Services, Inc. *                         11,958         160,596
Willbros Group, Inc. *                              50,000         573,000
                                                           ---------------
                                                                 1,397,438
                                                           ---------------

FOOD PRODUCTS (1.5%)
Flowers Foods, Inc. (a)                             28,300         653,730
                                                           ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.0%)
Masimo Corp. * (a)                                  25,274         730,418
NuVasive, Inc. * (a)                                28,344       1,074,238
                                                           ---------------
                                                                1,804,656
                                                           ---------------

HEALTHCARE PROVIDERS &
   SERVICES (11.3%)
Amedisys, Inc. * (a)                                17,150         575,211
Emergency Medical Services Corp.,
   Class A * (a)                                    34,408       1,198,775
Genoptix, Inc. * (a)                                43,950       1,278,066
HMS Holdings Corp. * (a)                            26,094         782,298
Psychiatric Solutions, Inc. * (a)                   33,844         656,235
Sun Healthcare Group, Inc. *                        70,135         594,043
                                                           ---------------
                                                                 5,084,628
                                                           ---------------

HEALTHCARE TECHNOLOGY (1.9%)
Phase Forward, Inc. * (a)                           60,105         857,097
                                                           ---------------

HOTELS RESTAURANTS & LEISURE (1.6%)
Bally Technologies, Inc. * (a)                      27,300         714,714
                                                           ---------------

INTERNET SOFTWARE & SERVICES (4.6%)
Art Technology Group, Inc. *                       219,300         688,602
Bankrate, Inc. * (a)                                12,879         321,975
Equinix, Inc. * (a)                                 10,000         702,300
Perficient, Inc. *                                  50,000         348,500
                                                           ---------------
                                                                 2,061,377
                                                           ---------------


                               Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)

-------------------------------------------------------------------------


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
IT SERVICES (2.4%)
Forrester Research, Inc. * (a)                      30,490 $       774,751
Mantech International Corp.,
   Class A *                                         8,500         307,615
                                                           ---------------
                                                                 1,082,366
                                                           ---------------

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Icon PLC ADR *                                      35,020         554,717
                                                           ---------------

MACHINERY (0.5%)
Titan Machinery, Inc. * (a)                         22,500         227,925
                                                           ---------------

MEDIA (5.2%)
DG FastChannel, Inc. * (a)                          28,500         664,905
Dolan Media Co. * (a)                               61,423         731,548
RRSat Global Communications
   Network, Ltd.                                    64,530         937,621
                                                           ---------------
                                                                 2,334,074
                                                           ---------------

PROFESSIONAL SERVICES (3.5%)
CoStar Group, Inc. * (a)                            23,250         861,413
Huron Consulting Group, Inc. * (a)                  14,534         696,905
                                                           ---------------
                                                                 1,558,318
                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS (2.4%)
Digital Realty Trust, Inc. (a)                      30,194       1,087,286
                                                           ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (6.3%)
Advanced Energy Industries, Inc. *                  43,000         362,490
Anadigics, Inc. * (a)                              173,850         525,027
MKS Instruments, Inc. * (a)                         27,000         422,550
Netlogic Microsystems, Inc. *                       14,500         472,555
Rudolph Technologies, Inc. *                        45,000         235,350
Varian Semiconductor Equipment
   Associates, Inc. * (a)                           32,100         821,439
                                                           ---------------
                                                                 2,839,411
                                                           ---------------

SOFTWARE (4.5%)
EPIQ Systems, Inc. * (a)                            34,850         539,129
Nuance Communications, Inc. * (a)                   59,682         796,755
PROS Holdings, Inc. *                               34,763         224,569
Sybase, Inc. * (a)                                  13,500         458,460
                                                           ---------------
                                                                 2,018,913
                                                           ---------------

SPECIALTY RETAIL (1.5%)
Aeropostale, Inc. * (a)                             20,211         686,568
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (5.8%)
Deckers Outdoor Corp. *                              9,152         517,271
Iconix Brand Group, Inc. * (a)                      66,952         954,735
True Religion Apparel, Inc. * (a)                   34,200         538,992


                                    Continued

                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS,
   CONTINUED
Warnaco Group, Inc. (The) * (a)                     21,070 $       607,659
                                                           ---------------
                                                                 2,618,657
                                                           ---------------

TRADING COMPANIES &
   DISTRIBUTORS (1.3%)
DXP Enterprises, Inc. * (a)                         43,550         578,344
                                                           ---------------

TRANSPORTATION (2.2%)
Aegean Marine Petroleum Network,
   Inc. (a)                                         66,800       1,012,020
                                                           ---------------

TOTAL COMMON STOCKS                                             44,511,770
                                                           ---------------

INVESTMENT COMPANIES (30.0%)
State Street Navigator Securities
   Lending Portfolio (c)                        13,489,141      13,489,141
                                                           ---------------

TOTAL INVESTMENT COMPANIES                                      13,489,141
                                                           ---------------

INVESTMENTS IN AFFILIATES (0.4%)
Fifth Third Institutional Money
   Market Fund (b)                                 210,939         210,939
                                                           ---------------

TOTAL INVESTMENTS IN AFFILIATES                                    210,939
                                                           ---------------

TOTAL INVESTMENTS (COST $64,064,858) - 129.3%                   58,211,850

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.3)%                (13,207,269)
                                                           ---------------

NET ASSETS - 100.0%                                        $    45,004,581
                                                           ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt


                 See notes to schedules of investments.

MID CAP GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                               SHARES          VALUE
                                            -------------- ---------------

COMMON STOCKS (99.9%)
AEROSPACE & DEFENSE (3.0%)
BE Aerospace, Inc. *                                74,350 $       802,236
Precision Castparts Corp.                           24,450       1,830,327
                                                           ---------------
                                                                 2,632,563
                                                           ---------------

CAPITAL MARKETS (3.6%)
T Rowe Price Group, Inc. (a)                        40,950       1,577,394
Waddell & Reed Financial, Inc.,
   Class A                                          71,350       1,598,954
                                                           ---------------
                                                                 3,176,348
                                                           ---------------

CHEMICALS (3.1%)
CF Industries Holdings, Inc.                        16,500       1,188,825
FMC Corp.                                           31,700       1,544,741
                                                           ---------------
                                                                 2,733,566
                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Corrections Corp. of America *                      95,800       1,353,654
Stericycle, Inc. *                                  46,250       2,177,450
                                                           ---------------
                                                                 3,531,104
                                                           ---------------

COMMUNICATIONS EQUIPMENT (2.4%)
CommScope, Inc. *                                   21,000         527,100
F5 Networks, Inc. * (a)                             19,000         518,130
Juniper Networks, Inc. * (a)                        50,220       1,087,263
                                                           ---------------
                                                                 2,132,493
                                                           ---------------

COMPUTERS & PERIPHERALS (1.1%)
NetApp, Inc. * (a)                                  53,600         980,880
                                                           ---------------

CONSTRUCTION & ENGINEERING (1.2%)
URS Corp. *                                         24,800       1,092,688
                                                           ---------------

CONTAINERS & PACKAGING (1.2%)
Owens-Illinois, Inc. *                              42,950       1,047,550
                                                           ---------------

DISTRIBUTORS (2.1%)
LKQ Corp. *                                        107,050       1,817,709
                                                           ---------------

DIVERSIFIED CONSUMER SERVICES (2.3%)
Apollo Group, Inc., Class A *                       33,050       2,080,498
                                                           ---------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
IntercontinentalExchange, Inc. *                    16,500       1,445,400
                                                           ---------------

ELECTRIC UTILITIES (1.3%)
PPL Corp.                                           39,650       1,185,932
                                                           ---------------

ELECTRICAL COMPONENTS &
   EQUIPMENT (0.8%)
General Cable Corp. *                               26,450         717,853
                                                           ---------------



                                    Continued


                                               SHARES          VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
ELECTRONIC EQUIPMENT &
   INSTRUMENTS (4.3%)
FLIR Systems, Inc. *                                36,350 $       806,243
Mettler Toledo International,
   Inc. * (a)                                       28,100       1,731,803
Trimble Navigation, Ltd. * (a)                      57,800       1,239,232
                                                           ---------------
                                                                 3,777,278
                                                           ---------------

ENERGY EQUIPMENT & SERVICES (5.8%)
Core Laboratories NV (a)                            11,550         961,306
Noble Corp.                                         56,150       1,534,580
Oceaneering International, Inc. *                   39,650       1,806,850
Superior Energy Services, Inc. *                    43,950         844,280
                                                           ---------------
                                                                 5,147,016
                                                           ---------------

FOOD PRODUCTS (1.2%)
HJ Heinz Co.                                        31,400       1,080,788
                                                           ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (5.8%)
CR Bard, Inc.                                       14,850       1,063,706
Dentsply International, Inc. (a)                    60,150       1,721,493
Gen-Probe, Inc. *                                   27,100       1,305,136
Varian Medical Systems, Inc. * (a)                  32,050       1,069,508
                                                           ---------------
                                                                 5,159,843
                                                           ---------------

HEALTHCARE PROVIDERS & SERVICES (3.3%)
Express Scripts, Inc. *                             45,600       2,917,032
                                                           ---------------

HOTELS RESTAURANTS & LEISURE (1.8%)
Burger King Holdings, Inc.                          97,450       1,592,333
                                                           ---------------

HOUSEHOLD DURABLES (1.6%)
Snap-On, Inc.                                       40,950       1,389,024
                                                           ---------------

HOUSEHOLD PRODUCTS (1.7%)
Church & Dwight Co., Inc.                           27,750       1,509,878
                                                           ---------------

INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS (1.2%)
NRG Energy, Inc. *                                  58,550       1,052,729
                                                           ---------------

INDUSTRIAL CONGLOMERATES (2.2%)
McDermott International, Inc. *                    118,950       1,919,853
                                                           ---------------

INSURANCE (1.6%)
AON Corp.                                           33,350       1,407,370
                                                           ---------------

INTERNET SOFTWARE & SERVICES (1.4%)
Equinix, Inc. *                                     18,200       1,278,186
                                                           ---------------



                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                               SHARES          VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
IT SERVICES (4.7%)
Cognizant Technology Solutions
   Corp., Class A *                                 69,400 $     1,720,426
Paychex, Inc.                                       48,250       1,303,233
SAIC, Inc. *                                        62,750       1,135,775
                                                           ---------------
                                                                 4,159,434
                                                           ---------------

LIFE SCIENCES TOOLS & SERVICES (3.3%)
Covance, Inc. *                                     18,850         740,428
PerkinElmer, Inc.                                   90,550       1,319,313
Pharmaceutical Product Development,
   Inc.                                             43,300         849,113
                                                           ---------------
                                                                 2,908,854
                                                           ---------------

MACHINERY (2.7%)
ITT Corp.                                           32,700       1,341,027
Joy Global, Inc.                                    40,650       1,036,575
                                                           ---------------
                                                                 2,377,602
                                                           ---------------

METALS & MINING (0.5%)
Cliffs Natural Resources, Inc.                      19,150         441,599
                                                           ---------------

MULTILINE RETAIL (1.3%)
Dollar Tree, Inc. *                                 27,600       1,168,584
                                                           ---------------

OIL & GAS (3.4%)
Range Resources Corp.                               39,650       1,584,810
Ultra Petroleum Corp. *                             34,050       1,457,340
                                                           ---------------
                                                                 3,042,150
                                                           ---------------

PERSONAL PRODUCTS (1.3%)
Herbalife, Ltd.                                     60,150       1,192,173
                                                           ---------------

PROFESSIONAL SERVICES (1.6%)
FTI Consulting, Inc. * (a)                          26,450       1,451,576
                                                           ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (8.2%)
Broadcom Corp., Class A * (a)                       77,650       1,800,704
Lam Research Corp. * (a)                            34,000         947,920
Linear Technology Corp. (a)                         36,750         800,415
National Semiconductor Corp. (a)                   119,000       1,472,030
Nvidia Corp. *                                     105,700       1,213,436
Varian Semiconductor Equipment
   Associates, Inc. * (a)                           39,650       1,014,643
                                                           ---------------
                                                                 7,249,148
                                                           ---------------


                                    Continued


                                               SHARES          VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
SOFTWARE (4.5%)
Ansys, Inc. *                                        5,031 $       138,956
Citrix Systems, Inc. *                              46,250       1,319,513
Intuit, Inc. *                                      53,850       1,245,550
Nuance Communications, Inc. *                       95,800       1,278,930
                                                           ---------------
                                                                 3,982,949
                                                           ---------------

SPECIALTY RETAIL (4.6%)
Aeropostale, Inc. *                                 27,000         896,670
GameStop Corp., Class A *                           61,450       1,853,332
Guess ?, Inc.                                       51,550       1,342,362
                                                           ---------------
                                                                 4,092,364
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (1.5%)
Warnaco Group, Inc. (The) *                         45,250       1,305,010
                                                           ---------------

WIRELESS TELECOMMUNICATION
   SERVICES (2.7%)
American Tower Corp., Class A *                     75,650       2,402,644
                                                           ---------------

TOTAL COMMON STOCKS                                             88,580,001
                                                           ---------------

INVESTMENT COMPANIES (19.8%)
State Street Navigator Securities
   Lending Portfolio (c)                        17,553,969      17,553,969
                                                           ---------------

TOTAL INVESTMENT COMPANIES                                      17,553,969
                                                           ---------------

INVESTMENTS IN AFFILIATES (1.8%)
Fifth Third Institutional Money
   Market Fund (b)                               1,571,499       1,571,499
                                                           ---------------

TOTAL INVESTMENTS IN AFFILIATES                                  1,571,499
                                                           ---------------

TOTAL INVESTMENTS (COST $128,001,160) - 121.5%                 107,705,469

LIABILITIES IN EXCESS OF OTHER ASSETS - (21.5)%                (19,035,428)
                                                           ---------------

NET ASSETS - 100.0%                                        $    88,670,041
                                                           ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


                 See notes to schedules of investments.

QUALITY GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                  SHARES         VALUE
                                                ------------  --------------

COMMON STOCKS (97.9%)
AUTO COMPONENTS (0.9%)
Johnson Controls, Inc. (c)                           140,000  $    2,661,400
                                                              --------------

BIOTECHNOLOGY (4.7%)
Alexion Pharmaceuticals, Inc. *                       90,000       3,007,800
Amgen, Inc. *                                         90,000       4,362,300
Gilead Sciences, Inc. *                              130,000       5,954,000
                                                              --------------
                                                                  13,324,100
                                                              --------------

CAPITAL MARKETS (2.0%)
BlackRock, Inc. (c)                                   25,000       3,663,000
T Rowe Price Group, Inc. (c)                          50,000       1,926,000
                                                              --------------
                                                                   5,589,000
                                                              --------------

CHEMICALS (5.7%)
FMC Corp.                                             75,000       3,654,750
Monsanto Co.                                          72,500       6,154,525
Praxair, Inc.                                         85,000       6,341,850
                                                              --------------
                                                                  16,151,125
                                                              --------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Stericycle, Inc. *                                    90,000       4,237,200
                                                              --------------

COMMUNICATIONS EQUIPMENT (6.9%)
Cisco Systems, Inc. *                                440,000       8,500,800
Qualcomm, Inc.                                       160,000       6,771,200
Research In Motion, Ltd. *                            60,000       4,170,000
                                                              --------------
                                                                  19,442,000
                                                              --------------

COMPUTERS & PERIPHERALS (10.0%)
Apple, Inc. *                                         50,000       6,291,500
EMC Corp. *                                          380,000       4,761,400
Hewlett-Packard Co.                                  210,000       7,555,800
International Business
   Machines Corp.                                     93,000       9,598,530
                                                              --------------
                                                                  28,207,230
                                                              --------------

CONSTRUCTION & ENGINEERING (1.1%)
Fluor Corp.                                           85,000       3,218,950
                                                              --------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
JPMorgan Chase & Co.                                 115,000       3,795,000
                                                              --------------

ELECTRIC UTILITIES (1.5%)
FPL Group, Inc.                                       80,000       4,303,200
                                                              --------------

ELECTRICAL COMPONENTS &
   EQUIPMENT (1.0%)
Roper Industries, Inc.                                60,000       2,735,400
                                                              --------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Nabors Industries, Ltd. *                            140,000       2,129,400
Transocean, Ltd. *                                    50,000       3,374,000


                                    Continued


                                                   SHARES          VALUE
                                                ------------  --------------

COMMON STOCKS, CONTINUED
ENERGY EQUIPMENT & SERVICES, CONTINUED
Weatherford International, Ltd. *                    125,000  $    2,078,750
                                                              --------------
                                                                   7,582,150
                                                              --------------

FOOD & STAPLES RETAILING (1.3%)
Kroger Co. (The)                                     175,000       3,783,500
                                                              --------------

FOOD PRODUCTS (4.5%)
General Mills, Inc.                                   65,000       3,294,850
HJ Heinz Co.                                         125,000       4,302,500
Kellogg Co.                                          120,000       5,053,200
                                                              --------------
                                                                  12,650,550
                                                              --------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.6%)
Baxter International, Inc.                           115,000       5,577,500
Becton Dickinson & Co.                                61,580       3,724,358
St. Jude Medical, Inc. *                             110,000       3,687,200
                                                              --------------
                                                                  12,989,058
                                                              --------------

HOTELS RESTAURANTS & LEISURE (3.4%)
Burger King Holdings, Inc.                           210,000       3,431,400
McDonald's Corp.                                     118,000       6,288,220
                                                              --------------
                                                                   9,719,620
                                                              --------------

HOUSEHOLD PRODUCTS (2.6%)
Colgate-Palmolive Co.                                 71,054       4,192,186
Procter & Gamble Co. (The)                            65,000       3,213,600
                                                              --------------
                                                                   7,405,786
                                                              --------------

INTERNET & CATALOG RETAIL (1.0%)
Amazon.com, Inc. * (c)                                35,000       2,818,200
                                                              --------------

INTERNET SOFTWARE & SERVICES (2.7%)
Google, Inc., Class A *                               19,000       7,523,430
                                                              --------------

LEISURE EQUIPMENT & PRODUCTS (1.3%)
Hasbro, Inc.                                         140,000       3,732,400
                                                              --------------

LIFE SCIENCES TOOLS & SERVICES (2.6%)
Illumina, Inc. * (c)                                 105,000       3,921,750
Thermo Fisher Scientific, Inc. *                      95,000       3,332,600
                                                              --------------
                                                                   7,254,350
                                                              --------------

MACHINERY (4.8%)
Caterpillar, Inc.                                     50,000       1,779,000
Danaher Corp.                                         75,000       4,383,000
Flowserve Corp.                                       50,000       3,395,000
Illinois Tool Works, Inc.                            120,000       3,936,000
                                                              --------------
                                                                  13,493,000
                                                              --------------

METALS & MINING (1.5%)
Freeport-McMoRan Copper & Gold, Inc.                  97,000       4,137,050
                                                              --------------


                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                   SHARES         VALUE
                                                ------------  --------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES (1.1%)
MDU Resources Group, Inc.                            170,000  $    2,986,900
                                                              --------------

OIL & GAS (6.1%)
Anadarko Petroleum Corp.                              95,000       4,090,700
Chevron Corp.                                         70,000       4,627,000
Consol Energy, Inc.                                   65,000       2,033,200
Exxon Mobil Corp.                                     40,000       2,666,800
Occidental Petroleum Corp.                            70,000       3,940,300
                                                              --------------
                                                                  17,358,000
                                                              --------------

PERSONAL PRODUCTS (0.8%)
Estee Lauder Cos., Inc. (The),
   Class A (c)                                        75,000       2,242,500
                                                              --------------

PHARMACEUTICALS (3.8%)
Abbott Laboratories                                  125,000       5,231,250
Johnson & Johnson                                    107,000       5,602,520
                                                              --------------
                                                                  10,833,770
                                                              --------------

ROAD & RAIL (1.5%)
Union Pacific Corp.                                   85,000       4,176,900
                                                              --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (3.8%)
Broadcom Corp., Class A *                            130,000       3,014,700
Intel Corp.                                          490,000       7,732,200
                                                              --------------
                                                                  10,746,900
                                                              --------------

SOFTWARE (6.6%)
Microsoft Corp.                                      530,000      10,737,800
Oracle Corp.                                         400,000       7,736,000
                                                              --------------
                                                                  18,473,800
                                                              --------------

SPECIALTY RETAIL (1.8%)
Best Buy Co., Inc. (c)                                90,000       3,454,200
GameStop Corp., Class A *                             56,843       1,714,385
                                                              --------------
                                                                   5,168,585
                                                              --------------

TEXTILES APPAREL & LUXURY GOODS (1.3%)
Nike, Inc., Class B                                   70,000       3,672,900
                                                              --------------

TRADING COMPANIES &
   DISTRIBUTORS (1.4%)
Fastenal Co. (c)                                     105,000       4,027,800
                                                              --------------

TOTAL COMMON STOCKS                                              276,441,754
                                                              --------------


                                    Continued


                                                   SHARES         VALUE
                                                ------------  --------------

INVESTMENT COMPANIES (8.5%)
State Street Navigator Securities
   Lending Portfolio (g)                          24,070,312  $   24,070,312
                                                              --------------

TOTAL INVESTMENT COMPANIES                                        24,070,312
                                                              --------------

                                                 PRINCIPAL
                                                   AMOUNT
                                                ------------
ASSET-BACKED SECURITIES (0.1%)
MANUFACTURED HOUSING ABS OTHER (0.1%)
Green Tree Financial Corp., Series
   1995-4, Class M1, 7.60%, 6/15/25 (a)         $    145,376         128,931
                                                              --------------

OTHER ABS (0.0%)
Aerco, Ltd., Series 2A, Class A3,
   0.91%, 7/15/25 (a) (b) (f)                         74,907          23,221
                                                              --------------

TOTAL ASSET-BACKED SECURITIES                                        152,152
                                                              --------------

CORPORATE BONDS (0.0%)
COMMERCIAL BANKS-CENTRAL U.S. (0.0%)
Bank One Capital III, 8.75%, 9/1/30                  165,792         134,699
                                                              --------------

TOTAL CORPORATE BONDS                                                134,699
                                                              --------------

MORTGAGE-BACKED SECURITIES (0.7%)
WL COLLATERAL CMO OTHER (0.6%)
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2005-12,
   Class 13A1, 5.45%, 2/25/36 (a)                    703,442         402,314
Chaseflex Trust, Series 2006-1,
   Class A2A, 5.94%, 6/25/36 (a)                     326,242         262,937
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 4.39%,
   7/25/35 (a)                                       131,280          69,253
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%,
   2/25/35 (a)                                       260,626         233,642
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                           527,538         519,296
                                                              --------------
                                                                   1,487,442
                                                              --------------

WL COLLATERAL CMO SEQUENTIAL (0.1%)
Countrywide Alternative Loan Trust,
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36                                           306,565         213,159
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                           145,471         117,740
                                                              --------------
                                                                     330,899
                                                              --------------


                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------  --------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL SUPPORT (0.0%)
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 4.66%,
   11/25/35 (a)                                 $    118,332  $       40,082
                                                              --------------

TOTAL MORTGAGE-BACKED SECURITIES                                   1,858,423
                                                              --------------

U.S. GOVERNMENT AGENCIES (0.3%)
FANNIE MAE (0.2%)
5.50%, 4/25/37                                       248,523         235,562
6.00%, 8/25/33 (a)                                   300,929         285,967
                                                              --------------
                                                                     521,529
                                                              --------------

FREDDIE MAC (0.1%)
5.50%, 3/15/35                                       222,635         233,186
                                                              --------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (0.0%)
0.51%, 4/16/46, IO (a) (e) (f)                     3,136,105          92,867
                                                              --------------

TOTAL U.S. GOVERNMENT AGENCIES                                       847,582
                                                              --------------

                                                   SHARES
                                                ------------
INVESTMENTS IN AFFILIATES (1.1%)
Fifth Third Institutional Money
   Market Fund (d)                                 3,002,192       3,002,192
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                    3,002,192
                                                              --------------

TOTAL INVESTMENTS (COST $343,627,175) - 108.6%                   306,507,114

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%                   (24,224,274)
                                                              --------------

NET ASSETS - 100.0%                                           $  282,282,840
                                                              ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund.

(e) The Fund's securities were fair valued at April 30, 2009 using procedures approved by the Board of Trustees.

(f)  Illiquid Securities.

(g) Represents investments of cash collateral received in connection with securities lending.


                                    Continued


The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan


            See notes to schedules of investments.

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
---------------------------------------------------------------


                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS (98.0%)
AEROSPACE & DEFENSE (2.3%)
United Technologies Corp.                4,598  $      224,566
                                                ---------------

AIR FREIGHT & LOGISTICS (0.8%)
CH Robinson Worldwide, Inc. (a)          1,490          79,208
                                                ---------------

BEVERAGES (2.2%)
Coca-Cola Co. (The)                      3,051         131,346
Diageo PLC ADR                           1,630          77,995
                                                ---------------
                                                       209,341
                                                ---------------

BIOTECHNOLOGY (1.4%)
Gilead Sciences, Inc. *                  2,927         134,057
                                                ---------------

CAPITAL MARKETS (5.6%)
BlackRock, Inc. (a)                      1,000         146,520
Invesco, Ltd. (a)                        7,587         111,681
Lazard, Ltd., Class A (a)                2,282          62,299
Morgan Stanley (a)                       4,799         113,448
Northern Trust Corp. (a)                 1,874         101,871
                                                ---------------
                                                       535,819
                                                ---------------

CHEMICALS (6.2%)
Air Products & Chemicals, Inc. (a)       2,751         181,291
Ecolab, Inc. (a)                         3,820         147,261
Monsanto Co.                             1,060          89,983
Praxair, Inc.                            2,328         173,692
                                                ---------------
                                                       592,227
                                                ---------------

COMMUNICATIONS EQUIPMENT (3.1%)
Cisco Systems, Inc. *                    6,200         119,784
Qualcomm, Inc.                           4,098         173,427
                                                ---------------
                                                       293,211
                                                ---------------

COMPUTERS & PERIPHERALS (5.0%)
Apple, Inc. *                              910         114,505
Hewlett-Packard Co.                      3,059         110,063
International Business Machines
   Corp.                                 2,500         258,025
                                                ---------------
                                                       482,593
                                                ---------------

CONSTRUCTION & ENGINEERING (1.3%)
Fluor Corp.                              3,370         127,622
                                                ---------------

DIVERSIFIED FINANCIAL SERVICES (4.0%)
JPMorgan Chase & Co.                    11,514         379,962
                                                ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (2.1%)
AT&T, Inc.                               7,745         198,427
                                                ---------------

ELECTRIC UTILITIES (1.1%)
FPL Group, Inc. (a)                      1,900         102,201
                                                ---------------


                                    Continued


                                    SHARES          VALUE
                                  ------------  --------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT
   (1.0%)
Roper Industries, Inc.                   2,191   $      99,888
                                                 --------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Schlumberger, Ltd.                       2,490         121,985
                                                 --------------

FOOD & STAPLES RETAILING (5.0%)
Costco Wholesale Corp. (a)               1,200          58,320
CVS Caremark Corp.                       3,701         117,618
Wal-Mart Stores, Inc.                    5,975         301,140
                                                 --------------
                                                       477,078
                                                 --------------

FOOD PRODUCTS (0.9%)
Flowers Foods, Inc. (a)                  3,880          89,628
                                                 --------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
Becton Dickinson & Co. (a)               3,862         233,574
                                                 --------------

HOTELS RESTAURANTS & LEISURE (1.7%)
McDonald's Corp.                         3,141         167,384
                                                 --------------

HOUSEHOLD PRODUCTS (2.9%)
Kimberly-Clark Corp.                     2,279         111,990
Procter & Gamble Co. (The)               3,370         166,613
                                                ---------------
                                                       278,603
                                                 --------------

INTERNET & CATALOG RETAIL (1.1%)
Amazon.com, Inc. * (a)                   1,345         108,299
                                                 --------------

INTERNET SOFTWARE & SERVICES (2.2%)
Google, Inc., Class A *                    532         210,656
                                                 --------------

IT SERVICES (0.8%)
Accenture, Ltd., Class A                 2,761          81,256
                                                 --------------

MACHINERY (2.5%)
Illinois Tool Works, Inc. (a)            3,900         127,920
Joy Global, Inc. (a)                     4,200         107,100
                                                ---------------
                                                       235,020
                                                --------------

METALS & MINING (0.8%)
Freeport-McMoRan Copper & Gold,
   Inc. (a)                              1,769          75,448
                                                 --------------

MULTI-UTILITIES (2.3%)
Wisconsin Energy Corp. (a)               5,626         224,815
                                                 --------------

OIL & GAS (12.1%)
Apache Corp. (a)                         1,864         135,811
Chevron Corp. (a)                        4,372         288,989
Exxon Mobil Corp.                        5,404         360,285
Marathon Oil Corp.                       2,867          85,150


                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
---------------------------------------------------------------


                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
Occidental Petroleum Corp.               2,516  $      141,626
XTO Energy, Inc. (a)                     4,172         144,601
                                                ---------------
                                                     1,156,462
                                                ---------------

PERSONAL PRODUCTS (1.5%)
Alberto-Culver Co. (a)                   6,300         140,427
                                                ---------------

PHARMACEUTICALS (7.1%)
Abbott Laboratories                      3,933         164,596
Johnson & Johnson                        5,253         275,047
Schering-Plough Corp.                    3,923          90,308
Teva Pharmaceutical Industries,
   Ltd. ADR (a)                          3,473         152,430
                                                ---------------
                                                       682,381
                                                ---------------

ROAD & RAIL (1.2%)
Canadian Pacific Railway, Ltd.           3,326         119,270
                                                ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.0%)
Intel Corp.                              6,100          96,258
Microchip Technology, Inc. (a)           5,648         129,904
Xilinx, Inc. (a)                         7,860         160,658
                                                ---------------
                                                       386,820
                                                ---------------

SOFTWARE (3.4%)
Microsoft Corp.                          6,712         135,985
Oracle Corp.                             9,600         185,664
                                                ---------------
                                                       321,649
                                                ---------------

SPECIALTY RETAIL (2.6%)
Abercrombie & Fitch Co., Class A (a)     2,740          74,145
Best Buy Co., Inc. (a)                   2,350          90,193
GameStop Corp., Class A * (a)            2,771          83,573
                                                ---------------
                                                       247,911
                                                ---------------

TEXTILES APPAREL & LUXURY GOODS (4.2%)
Nike, Inc., Class B (a)                  3,415         179,185
VF Corp.                                 3,739         221,611
                                                ---------------
                                                       400,796
                                                ---------------

TOBACCO (1.0%)
Philip Morris International, Inc.        2,750          99,550
                                                ---------------

TRADING COMPANIES & DISTRIBUTORS
   (0.8%)
Fastenal Co. (a)                         1,940          74,418
                                                ---------------

TOTAL COMMON STOCKS                                  9,392,552
                                                ---------------


                                    Continued


                                    SHARES          VALUE
                                  ------------  --------------

EXCHANGE TRADED FUNDS (1.0%)
iShares S&P U.S. Preferred Stock
   Index Fund                            3,499  $      93,423
                                                --------------

TOTAL EXCHANGE TRADED FUNDS                            93,423
                                                --------------

INVESTMENT COMPANIES (30.9%)
State Street Navigator Securities
   Lending Portfolio (c)             2,962,403      2,962,403
                                                --------------

TOTAL INVESTMENT COMPANIES                          2,962,403
                                                --------------

INVESTMENTS IN AFFILIATES (1.1%)
Fifth Third Institutional Money
   Market Fund (b)                     107,153        107,153
                                                --------------

TOTAL INVESTMENTS IN AFFILIATES                       107,153
                                                --------------

TOTAL INVESTMENTS (COST $12,707,351) - 131.0%      12,555,531

LIABILITIES IN EXCESS OF OTHER ASSETS - (31.0)%    (2,969,953)
                                                --------------

NET ASSETS - 100.0%                             $   9,585,578
                                                ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:

ADR - American Depositary Receipt


                     See notes to schedules of investments.

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS (91.4%)
CAPITAL MARKETS (4.3%)
Gladstone Capital Corp. (a)                         25,361 $       170,172
MVC Capital, Inc. (a)                               17,886         153,104
Penson Worldwide, Inc. * (a)                        31,181         316,175
Sanders Morris Harris Group, Inc. (a)               46,409         209,769
SWS Group, Inc. (a)                                 15,660         200,292
                                                           ---------------
                                                                 1,049,512
                                                           ---------------

COMMERCIAL BANKS (10.5%)
Boston Private Financial
   Holdings, Inc. (a)                               56,800         261,848
Center Bancorp, Inc.                                27,662         201,933
Center Financial Corp. (a)                          41,060         104,292
First Merchants Corp. (a)                           12,390         150,662
Independent Bank Corp. (a)                          15,982         319,001
MainSource Financial Group, Inc. (a)                19,878         172,144
Northrim BanCorp, Inc.                              12,600         144,270
Old Second Bancorp, Inc. (a)                        16,800          90,720
Pacific Continental Corp. (a)                       23,600         270,928
Renasant Corp. (a)                                  15,290         215,589
Rurban Financial Corp.                               9,076          76,238
Simmons First National Corp.,
   Class A (a)                                       9,313         241,486
Southcoast Financial Corp. *                        18,872         104,740
Washington Trust Bancorp, Inc. (a)                  10,965         200,111
                                                           ---------------
                                                                 2,553,962
                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES (5.5%)
Barrett Business Services, Inc. (a)                 22,574         225,740
CBIZ, Inc. * (a)                                    34,655         272,388
Cornell Cos., Inc. * (a)                            10,600         192,708
ICT Group, Inc. *                                   29,867         211,458
Schawk, Inc. (a)                                    22,503         161,797
Spherion Corp. * (a)                                75,000         269,250
                                                           ---------------
                                                                 1,333,341
                                                           ---------------

COMMUNICATIONS EQUIPMENT (2.3%)
Exfo Electro Optical
   Engineering, Inc. * (a)                          51,900         199,296
Symmetricom, Inc. * (a)                             69,920         348,202
                                                           ---------------
                                                                   547,498
                                                           ---------------

COMPUTERS & PERIPHERALS (0.4%)
ActivIdentity Corp. *                               44,055          94,718
                                                           ---------------

DISTRIBUTORS (1.3%)
Audiovox Corp., Class A *                           55,008         305,845
                                                           ---------------

DIVERSIFIED CONSUMER SERVICES (0.9%)
Stewart Enterprises, Inc.,
   Class A (a)                                      65,800         229,642
                                                           ---------------



                                    Continued


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES (0.7%)
NGP Capital Resources Co. (a)                       25,731 $       180,632
                                                           ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.0%)
D&E Communications, Inc. (a)                        16,222          90,843
Iowa Telecommunications
   Services, Inc. (a)                               11,400         150,252
                                                           ---------------
                                                                   241,095
                                                           ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (5.0%)
CTS Corp. (a)                                       19,738         119,810
GSI Group, Inc. *                                  141,517         159,914
OSI Systems, Inc. * (a)                             15,872         297,600
PAR Technology Corp. *                              44,985         235,271
TTM Technologies, Inc. * (a)                        32,074         237,989
Zygo Corp. * (a)                                    33,242         166,875
                                                           ---------------
                                                                 1,217,459
                                                           ---------------

ENERGY EQUIPMENT & SERVICES (1.6%)
ION Geophysical Corp. * (a)                         87,800         219,500
Mitcham Industries, Inc. * (a)                      35,700         160,650
                                                           ---------------
                                                                   380,150
                                                           ---------------

FOOD & STAPLES RETAILING (0.7%)
Nash Finch Co. (a)                                   5,520         161,681
                                                           ---------------

FOOD PRODUCTS (3.2%)
B&G Foods, Inc., Class A (a)                        40,933         250,510
Monterey Gourmet Foods, Inc. * (a)                  67,076          88,540
Overhill Farms, Inc. * (a)                          81,928         360,483
Tasty Baking Co. (a)                                18,879          80,236
                                                           ---------------
                                                                   779,769
                                                           ---------------

GAS-DISTRIBUTION (1.1%)
Chesapeake Utilities Corp. (a)                       9,415         275,765
                                                           ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.7%)
Angiodynamics, Inc. *                               17,461         221,231
Greatbatch, Inc. * (a)                              11,650         245,116
Medical Action Industries, Inc. * (a)               34,383         333,515
National Dentex Corp. * (a)                         21,501         106,215
                                                           ---------------
                                                                   906,077
                                                           ---------------

HEALTHCARE PROVIDERS & SERVICES (2.0%)
American Dental Partners, Inc. *                    18,114         125,802
Cross Country Healthcare, Inc. * (a)                22,790         200,780
Res-Care, Inc. *                                    10,620         170,132
                                                           ---------------
                                                                   496,714
                                                           ---------------


                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES          VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
HEALTHCARE TECHNOLOGY (0.7%)
Omnicell, Inc. * (a)                                18,800 $       165,440
                                                           ---------------

HOTELS RESTAURANTS & LEISURE (2.1%)
Benihana, Inc., Class A *                           72,878         381,152
Frisch's Restaurants, Inc.                           5,546         138,927
                                                           ---------------
                                                                   520,079
                                                           ---------------

INSURANCE (3.3%)
Amerisafe, Inc. *                                   11,041         169,590
Meadowbrook Insurance Group, Inc.                   58,382         347,373
SeaBright Insurance Holdings, Inc. *                29,572         274,428
                                                           ---------------
                                                                   791,391
                                                           ---------------

INTERNET SOFTWARE & SERVICES (2.1%)
Perficient, Inc. *                                  46,300         322,711
Vignette Corp. *                                    24,044         198,603
                                                           ---------------
                                                                   521,314
                                                           ---------------

IT SERVICES (1.5%)
Ciber, Inc. *                                       64,187         207,324
Ness Technologies, Inc. * (a)                       44,684         164,884
                                                           ---------------
                                                                   372,208
                                                           ---------------

MACHINERY (1.0%)
Flanders Corp. * (a)                                45,674         242,529
                                                           ---------------

MARINE (0.9%)
StealthGas, Inc.                                    43,493         219,205
                                                           ---------------

MEDIA (1.5%)
Dolan Media Co. * (a)                               29,800         354,918
                                                           ---------------

OIL & GAS (1.6%)
Gulfport Energy Corp. * (a)                         58,100         172,557
Rosetta Resources, Inc. * (a)                       31,100         219,255
                                                           ---------------
                                                                   391,812
                                                           ---------------

PAPER & FOREST PRODUCTS (1.3%)
Schweitzer-Mauduit
   International, Inc. (a)                          14,173         325,554
                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS (3.6%)
Cedar Shopping Centers, Inc. * (a)                  54,000         193,860
Hersha Hospitality Trust                            87,781         320,401
MHI Hospitality Corp.                               29,920          40,990
Monmouth Real Estate Investment
   Corp., Class A                                   34,243         209,567
U-Store-It Trust (a)                                33,760         115,797
                                                           ---------------
                                                                   880,615
                                                           ---------------

ROAD & RAIL (4.3%)
Celadon Group, Inc. * (a)                           38,730         264,913

                                    Continued


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
ROAD & RAIL, CONTINUED
Marten Transport, Ltd. *                            12,885 $       267,235
Saia, Inc. *                                        26,950         351,967
USA Truck, Inc. *                                   12,200         171,532
                                                           ---------------
                                                                 1,055,647
                                                           ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (7.4%)
Applied Micro Circuits Corp. * (a)                  48,390         263,725
AXT, Inc. *                                        207,900         176,715
IXYS Corp. (a)                                      24,648         235,142
Rudolph Technologies, Inc. * (a)                    52,514         274,648
Semitool, Inc. *                                    82,697         392,811
Ultratech, Inc. * (a)                               16,944         229,083
White Electronic Designs Corp. *                    50,011         220,549
                                                           ---------------
                                                                 1,792,673
                                                           ---------------

SOFTWARE (2.1%)
American Software, Inc., Class A (a)                52,800         293,040
THQ, Inc. * (a)                                     61,000         208,620
                                                           ---------------
                                                                   501,660
                                                           ---------------

SPECIALTY RETAIL (5.1%)
Charlotte Russe Holdings, Inc. *                    22,882         287,169
Group 1 Automotive, Inc. (a)                        10,200         217,260
Jo-Ann Stores, Inc. * (a)                           17,685         323,989
Stein Mart, Inc. * (a)                              95,864         418,926
                                                           ---------------
                                                                 1,247,344
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (2.7%)
Brown Shoe Co., Inc. (a)                            57,900         372,297
Skechers U.S.A., Inc., Class A * (a)                24,500         286,650
                                                           ---------------
                                                                   658,947
                                                           ---------------

THRIFTS & MORTGAGE FINANCE (5.2%)
American Bancorp of New Jersey (a)                  23,662         238,513
Berkshire Hills Bancorp, Inc. (a)                   15,690         353,966
BofI Holding, Inc. * (a)                            39,062         250,387
United Western Bancorp, Inc. (a)                    26,647         246,485
WSFS Financial Corp. (a)                             5,960         161,576
                                                           ---------------
                                                                 1,250,927
                                                           ---------------

TRADING COMPANIES & DISTRIBUTORS
   (0.8%)
Aceto Corp.                                         25,822         184,627
                                                           ---------------

TOTAL COMMON STOCKS                                             22,230,750
                                                           ---------------


                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES         VALUE
                                            -------------- ---------------

INVESTMENT COMPANIES (30.5%)
State Street Navigator Securities
   Lending Portfolio (c)                         7,409,096 $     7,409,096
                                                           ---------------

TOTAL INVESTMENT COMPANIES                                       7,409,096
                                                           ---------------

INVESTMENTS IN AFFILIATES (6.4%)
Fifth Third Institutional Money
   Market Fund (b)                               1,563,172       1,563,172
                                                           ---------------

TOTAL INVESTMENTS IN AFFILIATES                                  1,563,172
                                                           ---------------

TOTAL INVESTMENTS (COST $36,800,494) - 128.3%                   31,203,018

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.3)%                 (6,889,157)
                                                           ---------------

NET ASSETS - 100.0%                                        $    24,313,861
                                                           ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


                See notes to schedules of investments.

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------- --------------

COMMON STOCKS (95.4%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp. * (a)                             67,370  $   1,015,266
                                                    --------------

CAPITAL MARKETS (1.4%)
Apollo Investment Corp.                     73,411        352,373
Gladstone Capital Corp. (a)                 69,685        467,586
                                                    --------------
                                                          819,959
                                                    --------------

CHEMICALS (2.9%)
Lubrizol Corp.                              21,217        916,999
Olin Corp.                                  64,732        815,623
                                                    --------------
                                                        1,732,622
                                                    --------------

COAL (1.5%)
Massey Energy Co. (a)                       53,749        855,147
                                                    --------------

COMMERCIAL BANKS (10.5%)
Community Bank System, Inc. (a)             53,933        887,198
MainSource Financial Group, Inc. (a)        24,689        213,807
Marshall & Ilsley Corp. (a)                 65,417        378,110
Old National Bancorp (a)                    63,666        867,768
Renasant Corp. (a)                          66,244        934,040
TCF Financial Corp. (a)                     80,221      1,115,874
UMB Financial Corp. (a)                     12,763        584,163
United Bankshares, Inc. (a)                 45,560      1,181,826
                                                    --------------
                                                        6,162,786
                                                    --------------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
Corrections Corp. of America *              70,011        989,255
Schawk, Inc.                                71,208        511,986
                                                    --------------
                                                        1,501,241
                                                    --------------

COMMUNICATIONS EQUIPMENT (3.9%)
ADC Telecommunications, Inc. * (a)         144,888      1,066,376
Comtech Telecommunications Corp. *          36,694      1,228,148
                                                    --------------
                                                        2,294,524
                                                    --------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
Stewart Enterprises, Inc.,
   Class A (a)                             193,599        675,661
                                                    --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (2.1%)
Iowa Telecommunications Services,
   Inc. (a)                                 95,233      1,255,171
                                                    --------------

ELECTRIC UTILITIES (3.3%)
Cleco Corp. (a)                             48,906      1,031,427
Westar Energy, Inc.                         51,396        900,972
                                                    --------------
                                                        1,932,399
                                                    --------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (2.5%)
EnerSys *                                   86,545      1,475,592
                                                    --------------


                                    Continued


                                        SHARES         VALUE
                                     -------------  -------------

COMMON STOCKS, CONTINUED
ELECTRIC-INTEGRATED (1.0%)
Pike Electric Corp. *                       54,025   $    560,779
                                                     -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (2.7%)
CTS Corp.                                  108,774        660,258
MTS Systems Corp. (a)                       43,948        928,621
                                                    --------------
                                                        1,588,879
                                                     -------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Oil States International, Inc. * (a)        30,600        578,340
                                                     -------------

FOOD & STAPLES RETAILING (1.2%)
Casey's General Stores, Inc.                26,193        696,996
                                                     -------------

FOOD PRODUCTS (2.8%)
Corn Products International, Inc. (a)       33,803        807,892
Fresh Del Monte Produce, Inc. *             57,151        829,832
                                                    --------------
                                                        1,637,724
                                                     -------------

GAS-DISTRIBUTION (1.5%)
Southern Union Co. (a)                      57,564        915,843
                                                     -------------

HEALTHCARE PROVIDERS & SERVICES (1.4%)
Kindred Healthcare, Inc. * (a)              65,147        848,214
                                                     -------------

INSURANCE (4.1%)
Endurance Specialty Holdings, Ltd. (a)      45,795      1,197,997
Platinum Underwriters Holdings, Ltd.        41,479      1,193,351
                                                    --------------
                                                        2,391,348
                                                    --------------

INTERNET SOFTWARE & SERVICES (2.1%)
Valueclick, Inc. *                         118,952      1,260,891
                                                    --------------

IT SERVICES (1.9%)
Perot Systems Corp., Class A *              78,847      1,108,589
                                                    --------------

MACHINERY (4.3%)
Albany International Corp.,
   Class A (a)                              88,650        822,672
EnPro Industries, Inc. * (a)                47,630        760,175
Toro Co. (a)                                31,661        961,861
                                                    --------------
                                                        2,544,708
                                                    --------------

MACHINERY-ELECTRICAL (3.0%)
Baldor Electric Co. (a)                     76,843      1,782,758
                                                    --------------

METALS & MINING (1.7%)
Schnitzer Steel Industries, Inc.,
   Class A (a)                              20,179      1,000,071
                                                    --------------


                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------- --------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES (1.9%)
Vectren Corp. (a)                           50,197  $   1,112,867
                                                    --------------

OIL & GAS (3.2%)
Holly Corp.                                 19,600        410,816
Rosetta Resources, Inc. *                  141,822        999,845
Tsakos Energy Navigation, Ltd. (a)          30,856        483,205
                                                    --------------
                                                        1,893,866
                                                    --------------

PAPER & FOREST PRODUCTS (1.8%)
Schweitzer-Mauduit
   International, Inc.                      46,744      1,073,710
                                                    --------------

PHARMACEUTICALS (1.0%)
Par Pharmaceutical Cos., Inc. *             53,203        570,868
                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (3.8%)
LaSalle Hotel Properties (a)                92,953      1,111,718
U-Store-It Trust                           129,998        445,893
Weingarten Realty Investors (a)             43,661        678,492
                                                    --------------
                                                        2,236,103
                                                    --------------

ROAD & RAIL (3.2%)
Marten Transport, Ltd. *                    50,553      1,048,469
Werner Enterprises, Inc. (a)                51,560        843,006
                                                    --------------
                                                        1,891,475
                                                    --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (3.9%)
Cabot Microelectronics Corp. *              40,330      1,161,907
Teradyne, Inc. *                           192,224      1,141,811
                                                    --------------
                                                        2,303,718
                                                    --------------

SOFTWARE (1.7%)
Solera Holdings, Inc. *                     22,124        504,870
THQ, Inc. * (a)                            137,737        471,060
                                                    --------------
                                                          975,930
                                                    --------------

SPECIALTY RETAIL (4.9%)
American Eagle Outfitters, Inc. (a)         84,297      1,249,282
Group 1 Automotive, Inc. (a)                41,401        881,841
Jo-Ann Stores, Inc. * (a)                   42,228        773,617
                                                    --------------
                                                        2,904,740
                                                    --------------

TEXTILES APPAREL & LUXURY GOODS (5.5%)
Brown Shoe Co., Inc. (a)                   168,111      1,080,954
Phillips-Van Heusen Corp.                   40,814      1,184,830
Skechers U.S.A., Inc., Class A * (a)        83,018        971,311
                                                    --------------
                                                        3,237,095
                                                    --------------


                                    Continued


                                        SHARES         VALUE
                                     -------------  -------------

COMMON STOCKS, CONTINUED
THRIFTS & MORTGAGE FINANCE (1.4%)
NewAlliance Bancshares, Inc. (a)            62,549   $    807,508
                                                     -------------

TRANSPORT-MARINE (1.0%)
Alexander & Baldwin, Inc. (a)               21,952        584,801
                                                     -------------

TOTAL COMMON STOCKS                                    56,228,189
                                                     -------------

INVESTMENT COMPANIES (31.0%)
State Street Navigator Securities
   Lending Portfolio (c)                18,273,279     18,273,279
                                                     -------------

TOTAL INVESTMENT COMPANIES                             18,273,279
                                                     -------------

INVESTMENTS IN AFFILIATES (4.7%)
Fifth Third Institutional Money
   Market Fund (b)                       2,768,675      2,768,675
                                                     -------------

TOTAL INVESTMENTS IN AFFILIATES                         2,768,675
                                                     -------------

TOTAL INVESTMENTS (COST $91,283,484) - 131.1%          77,270,143

LIABILITIES IN EXCESS OF OTHER ASSETS - (31.1)%       (18,328,335)
                                                    -------------

NET ASSETS - 100.0%                                 $  58,941,808
                                                    =============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


                     See notes to schedules of investments.

ALL CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS (96.9%)
AEROSPACE & DEFENSE (2.4%)
AAR Corp. *                                         99,375 $     1,497,581
General Dynamics Corp.                              11,193         578,342
United Technologies Corp.                           22,382       1,093,137
                                                           ---------------
                                                                 3,169,060
                                                           ---------------

BEVERAGES (1.6%)
Coca-Cola Enterprises, Inc.                        118,620       2,023,657
                                                           ---------------

BIOTECHNOLOGY (1.8%)
Amgen, Inc. *                                       47,450       2,299,902
                                                           ---------------

CABLE TV (0.2%)
Time Warner Cable, Inc. *                            8,189         263,931
                                                           ---------------

CAPITAL MARKETS (1.3%)
Lazard, Ltd., Class A                               22,380         610,974
Legg Mason, Inc. (a)                                54,610       1,096,023
                                                           ---------------
                                                                 1,706,997
                                                           ---------------

CHEMICALS (2.9%)
Dow Chemical Co. (The)                              80,571       1,289,136
E.I. du Pont de Nemours & Co.                       33,571         936,631
Lubrizol Corp.                                      35,808       1,547,622
                                                           ---------------
                                                                 3,773,389
                                                           ---------------

COMMERCIAL BANKS (4.7%)
Keycorp (a)                                        170,100       1,046,115
Marshall & Ilsley Corp.                             42,525         245,794
Old National Bancorp (a)                            44,765         610,147
United Bankshares, Inc. (a)                         33,570         870,806
US Bancorp                                          44,765         815,618
Wells Fargo & Co.                                  129,571       2,592,716
                                                           ---------------
                                                                 6,181,196
                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
ICT Group, Inc. *                                   58,190         411,985
Manpower, Inc.                                      17,905         771,526
Pitney Bowes, Inc.                                  53,716       1,318,191
                                                           ---------------
                                                                 2,501,702
                                                           ---------------

COMMUNICATIONS EQUIPMENT (0.7%)
Symmetricom, Inc. *                                179,049         891,664
                                                           ---------------

COMPUTERS & PERIPHERALS (1.1%)
Hewlett-Packard Co.                                 38,050       1,369,039
                                                           ---------------

CONSUMER FINANCE (0.6%)
Discover Financial Services                        100,715         818,813
                                                           ---------------

DIVERSIFIED FINANCIAL SERVICES (5.4%)
Bank of America Corp. (a)                          309,311       2,762,147
JPMorgan Chase & Co.                               114,593       3,781,569


                                    Continued

                                                 SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES,
   CONTINUED
NYSE Euronext                                       22,380 $       518,545
                                                           ---------------
                                                                 7,062,261
                                                           ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (6.0%)
AT&T, Inc.                                         134,290       3,440,510
Qwest Communications International,
   Inc. (a)                                        843,780       3,282,304
Windstream Corp.                                   137,285       1,139,466
                                                           ---------------
                                                                 7,862,280
                                                           ---------------

ELECTRIC UTILITIES (3.7%)
American Electric Power Co., Inc.                   44,763       1,180,848
Duke Energy Corp.                                   49,240         680,004
Edison International                                33,572         957,138
FPL Group, Inc. (a)                                 22,382       1,203,928
Pepco Holdings, Inc.                                62,669         748,895
                                                           ---------------
                                                                 4,770,813
                                                           ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.7%)
Avnet, Inc. *                                       22,382         489,942
Vishay Intertechnology, Inc. *                      67,143         394,129
                                                           ---------------
                                                                   884,071
                                                           ---------------

ENERGY EQUIPMENT & SERVICES (5.4%)
Nabors Industries, Ltd. *                          149,510       2,274,047
Tidewater, Inc. (a)                                 40,289       1,742,499
Transocean, Ltd. *                                  44,765       3,020,742
                                                           ---------------
                                                                 7,037,288
                                                           ---------------

FOOD & STAPLES RETAILING (2.0%)
Safeway, Inc.                                       78,336       1,547,136
SUPERVALU, Inc.                                     67,145       1,097,821
                                                           ---------------
                                                                 2,644,957
                                                           ---------------

FOOD PRODUCTS (2.7%)
Kraft Foods, Inc., Class A                          90,869       2,126,335
Tyson Foods, Inc., Class A                         134,290       1,415,417
                                                           ---------------
                                                                 3,541,752
                                                           ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.7%)
Hologic, Inc. *                                     60,430         897,990
                                                           ---------------

HEALTHCARE PROVIDERS & SERVICES (2.9%)
Omnicare, Inc.                                      16,785         431,542
UnitedHealth Group, Inc.                           143,240       3,369,005
                                                           ---------------
                                                                 3,800,547
                                                           ---------------

HOTELS RESTAURANTS & LEISURE (2.3%)
Carnival Corp.                                      48,345       1,299,514

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
HOTELS RESTAURANTS & LEISURE,
   CONTINUED
Darden Restaurants, Inc. (a)                        44,765 $     1,654,962
                                                           ---------------
                                                                 2,954,476
                                                           ---------------

HOUSEHOLD DURABLES (2.6%)
Snap-On, Inc.                                       20,144         683,284
Stanley Works (The)                                 33,572       1,276,743
Tupperware Brands Corp.                             58,190       1,456,496
                                                           ---------------
                                                                 3,416,523
                                                           ---------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                              22,382       1,289,203
General Electric Co.                               175,918       2,225,363
                                                           ---------------
                                                                 3,514,566
                                                           ---------------

INSURANCE (4.0%)
Allstate Corp. (The)                                40,287         939,896
Hartford Financial Services Group,
   Inc.                                             44,761         513,409
MetLife, Inc.                                       36,688       1,091,468
Prudential Financial, Inc.                          36,705       1,060,040
Reinsurance Group of America, Inc.                  11,272         358,337
Travelers Cos., Inc. (The)                          31,335       1,289,122
                                                           ---------------
                                                                 5,252,272
                                                           ---------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Mattel, Inc.                                        49,240         736,630
                                                           ---------------

MACHINERY (2.5%)
Caterpillar, Inc.                                   31,333       1,114,828
Joy Global, Inc.                                    29,990         764,745
Pall Corp.                                          51,479       1,359,560
                                                           ---------------
                                                                 3,239,133
                                                           ---------------

MACHINERY-ELECTRICAL (0.5%)
Baldor Electric Co. (a)                             26,860         623,152
                                                           ---------------

MEDIA (1.5%)
Time Warner, Inc.                                   33,275         726,393
Viacom, Inc., Class B *                             61,775       1,188,551
                                                           ---------------
                                                                 1,914,944
                                                           ---------------

METALS & MINING (1.7%)
Alcoa, Inc.                                        125,785       1,140,870
Schnitzer Steel Industries, Inc.,
   Class A                                          22,380       1,109,153
                                                           ---------------
                                                                 2,250,023
                                                           ---------------

OIL & GAS (10.4%)
Anadarko Petroleum Corp. (a)                        32,227       1,387,695
Apache Corp.                                        17,905       1,304,558
Chevron Corp.                                       44,763       2,958,834
ConocoPhillips                                      60,430       2,477,630


                                    Continued


                                                SHARES         VALUE
                                            -------------- ---------------

COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
Exxon Mobil Corp.                                   58,193 $     3,879,727
XTO Energy, Inc.                                    44,765       1,551,555
                                                           ---------------
                                                                13,559,999
                                                           ---------------

PHARMACEUTICALS (8.0%)
Forest Laboratories, Inc. *                        114,145       2,475,805
Johnson & Johnson                                   33,572       1,757,830
Pfizer, Inc. (a)                                    89,526       1,196,067
Schering-Plough Corp.                              164,725       3,791,970
Wyeth                                               29,320       1,243,168
                                                           ---------------
                                                                10,464,840
                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Duke Realty Corp. (a)                               44,765         437,354
                                                           ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.5%)
Cabot Microelectronics Corp. *                      39,389       1,134,797
Intel Corp.                                        102,955       1,624,630
Teradyne, Inc. *                                    89,525         531,778
                                                           ---------------
                                                                 3,291,205
                                                           ---------------

SOFTWARE (3.0%)
Amdocs, Ltd. *                                      67,145       1,405,345
Cadence Design Systems, Inc. *                      89,525         499,550
Microsoft Corp.                                     85,050       1,723,113
THQ, Inc. *                                         89,525         306,175
                                                           ---------------
                                                                 3,934,183
                                                           ---------------

SPECIALTY RETAIL (1.0%)
American Eagle Outfitters, Inc.                     91,765       1,359,957
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (2.6%)
Phillips-Van Heusen Corp.                           57,295       1,663,274
Skechers U.S.A., Inc., Class A *                    33,570         392,769
VF Corp.                                            22,380       1,326,463
                                                           ---------------
                                                                 3,382,506
                                                           ---------------

THRIFTS & MORTGAGE FINANCE (0.8%)
New York Community Bancorp, Inc. (a)                89,526       1,012,539
                                                           ---------------

TOBACCO (1.2%)
Altria Group, Inc.                                  98,480       1,608,178
                                                           ---------------

TOTAL COMMON STOCKS                                            126,453,789
                                                           ---------------


                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES         VALUE
                                            -------------- ---------------

INVESTMENT COMPANIES (11.8%)
State Street Navigator Securities
   Lending Portfolio (c)                        15,420,395 $    15,420,395
                                                           ---------------

TOTAL INVESTMENT COMPANIES                                      15,420,395
                                                           ---------------

INVESTMENTS IN AFFILIATES (3.0%)
Fifth Third Institutional Money
   Market Fund (b)                               3,881,524       3,881,524
                                                           ---------------

TOTAL INVESTMENTS IN AFFILIATES                                  3,881,524
                                                           ---------------

TOTAL INVESTMENTS (COST $175,174,074) - 111.7%                 145,755,708

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%                (15,266,740)
                                                           ---------------

NET ASSETS - 100.0%                                        $   130,488,968
                                                           ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


                 See notes to schedules of investments.

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
-------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------- ---------------

COMMON STOCKS (97.5%)
AEROSPACE & DEFENSE (3.6%)
General Dynamics Corp.                      91,455  $    4,725,480
Northrop Grumman Corp.                      59,003       2,852,795
United Technologies Corp.                   59,003       2,881,707
                                                    ---------------
                                                        10,459,982
                                                    ---------------

BIOTECHNOLOGY (1.8%)
Amgen, Inc. *                              112,106       5,433,778
                                                    ---------------

CABLE TV (0.6%)
Time Warner Cable, Inc. *                   52,839       1,703,001
                                                    ---------------

CHEMICALS (1.9%)
Dow Chemical Co. (The)                     346,645       5,546,320
                                                    ---------------

COMMERCIAL BANKS (3.2%)
Keycorp (a)                                442,525       2,721,529
Wells Fargo & Co. (a)                      329,240       6,588,092
                                                    ---------------
                                                         9,309,621
                                                    ---------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Pitney Bowes, Inc.                         184,386       4,524,833
                                                    ---------------

COMPUTERS & PERIPHERALS (2.1%)
Hewlett-Packard Co.                        169,635       6,103,467
                                                    ---------------

CONSUMER FINANCE (0.7%)
Discover Financial Services                236,677       1,924,184
                                                    ---------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America Corp. (a)                  737,542       6,586,250
JPMorgan Chase & Co.                       215,952       7,126,416
                                                    ---------------
                                                        13,712,666
                                                    ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (8.5%)
AT&T, Inc.                                 455,801      11,677,622
Qwest Communications International,
   Inc. (a)                              2,006,115       7,803,787
Windstream Corp.                           663,788       5,509,440
                                                    ---------------
                                                        24,990,849
                                                    ---------------

ENERGY EQUIPMENT & SERVICES (2.1%)
Transocean, Ltd. *                          91,455       6,171,383
                                                    ---------------

FOOD & STAPLES RETAILING (1.7%)
CVS Caremark Corp.                          88,505       2,812,689
SUPERVALU, Inc.                            143,360       2,343,936
                                                    ---------------
                                                         5,156,625
                                                    ---------------

FOOD PRODUCTS (1.0%)
Kraft Foods, Inc., Class A                 125,677       2,940,842
                                                    ---------------


                                    Continued


                                         SHARES          VALUE
                                      -------------  --------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES (3.2%)
UnitedHealth Group, Inc.                   405,648   $   9,540,841
                                                     --------------

HOTELS RESTAURANTS & LEISURE (4.2%)
Carnival Corp.                             243,389       6,542,296
Darden Restaurants, Inc. (a)               157,834       5,835,123
                                                    ---------------
                                                        12,377,419
                                                     --------------

INDUSTRIAL CONGLOMERATES (5.0%)
3M Co.                                     141,608       8,156,621
General Electric Co.                       516,280       6,530,942
                                                    ---------------
                                                        14,687,563
                                                     --------------

INSURANCE (6.4%)
Allstate Corp. (The)                       107,520       2,508,442
Hartford Financial Services Group,
   Inc.                                    105,647       1,211,771
MetLife, Inc.                              168,750       5,020,312
Prudential Financial, Inc.                  96,150       2,776,812
Reinsurance Group of America, Inc.          87,915       2,794,818
Travelers Cos., Inc. (The)                 110,631       4,551,359
                                                    ---------------
                                                        18,863,514
                                                     --------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Mattel, Inc.                               176,333       2,637,942
                                                     --------------

MACHINERY (0.7%)
Caterpillar, Inc.                           59,169       2,105,233
                                                     --------------

MEDIA (3.7%)
Time Warner, Inc.                          208,872       4,559,676
Viacom, Inc., Class B *                    328,944       6,328,883
                                                    ---------------
                                                        10,888,559
                                                     --------------

METALS & MINING (1.5%)
Alcoa, Inc.                                472,027       4,281,285
                                                     --------------

MULTI-UTILITIES (2.9%)
PG&E Corp.                                 227,163       8,432,291
                                                     --------------

OIL & GAS (15.0%)
Apache Corp.                               122,432       8,920,395
Chevron Corp.                              177,010      11,700,361
ConocoPhillips                             163,439       6,700,999
Exxon Mobil Corp.                          159,309      10,621,131
XTO Energy, Inc.                           177,010       6,135,167
                                                    ---------------
                                                        44,078,053
                                                     --------------

PHARMACEUTICALS (9.7%)
Eli Lilly & Co.                            125,382       4,127,576
Forest Laboratories, Inc. *                321,568       6,974,810
Johnson & Johnson                           91,455       4,788,584
Schering-Plough Corp.                      356,970       8,217,449


                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------- ---------------

COMMON STOCKS, CONTINUED
PHARMACEUTICALS, CONTINUED
Wyeth                                      106,796  $    4,528,150
                                                    ---------------
                                                        28,636,569
                                                    ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.7%)
Intel Corp.                                309,768       4,888,139
                                                    ---------------

SOFTWARE (2.7%)
Amdocs, Ltd. *                             190,286       3,982,686
Microsoft Corp.                            188,811       3,825,311
                                                    ---------------
                                                         7,807,997
                                                    ---------------

TEXTILES APPAREL & LUXURY GOODS (1.8%)
VF Corp.                                    88,505       5,245,691
                                                    ---------------

THRIFTS & MORTGAGE FINANCE (1.2%)
New York Community
   Bancorp, Inc. (a)                       317,143       3,586,887
                                                    ---------------

TOBACCO (3.5%)
Altria Group, Inc.                         474,977       7,756,374
Philip Morris International, Inc.           73,754       2,669,895
                                                    ---------------
                                                        10,426,269
                                                    ---------------

TOTAL COMMON STOCKS                                    286,461,803
                                                    ---------------

INVESTMENT COMPANIES (5.8%)
State Street Navigator Securities
   Lending Portfolio (c)                16,892,425      16,892,425
                                                    ---------------

TOTAL INVESTMENT COMPANIES                              16,892,425
                                                    ---------------

INVESTMENTS IN AFFILIATES (2.4%)
Fifth Third Institutional Money
   Market Fund (b)                       6,952,988       6,952,988
                                                    ---------------

TOTAL INVESTMENTS IN AFFILIATES                          6,952,988
                                                    ---------------

TOTAL INVESTMENTS (COST $370,814,913) - 105.7%         310,307,216

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%         (16,638,613)
                                                    ---------------

NET ASSETS - 100.0%                                 $  293,668,603
                                                    ===============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


                     See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------

                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS (122.3%)
AEROSPACE & DEFENSE (2.8%)
Honeywell International, Inc.               3,018   $      94,192
Lockheed Martin Corp. (b)                   3,336         261,976
Northrop Grumman Corp. (b)                 22,934       1,108,859
Raytheon Co. (b)                            5,041         228,004
United Technologies Corp. (b)               6,723         328,351
                                                    --------------
                                                        2,021,382
                                                    --------------

AIR FREIGHT & LOGISTICS (1.2%)
FedEx Corp. (b)                             7,222         404,143
United Parcel Service, Inc.,
   Class B (b)                              8,603         450,281
                                                    --------------
                                                          854,424
                                                    --------------


AUTO COMPONENTS (0.2%)
Magna International, Inc.,
   Class A (b)                              4,880         165,725
                                                    --------------

BEVERAGES (2.2%)
Coca-Cola Co. (The) (b)                     8,702         374,621
Coca-Cola Enterprises, Inc. (b)             6,594         112,494
Pepsi Bottling Group, Inc. (b)             14,455         452,008
PepsiCo, Inc.                              12,990         646,382
                                                    --------------
                                                        1,585,505
                                                    --------------

BEVERAGES-NON ALCOHOLIC (0.1%)
Dr. Pepper Snapple Group, Inc. * (b)        2,258          46,763
                                                    --------------

BIOTECHNOLOGY (3.0%)
Amgen, Inc. * (b)                          14,906         722,494
Biogen Idec, Inc. * (b)                    11,144         538,701
Gilead Sciences, Inc. *                    16,727         766,097
Myriad Genetics, Inc. * (b)                 3,258         126,378
                                                    --------------
                                                        2,153,670
                                                    --------------

BUILDING PRODUCTS (0.7%)
Masco Corp. (b)                            60,122         532,681
                                                    --------------

CABLE TV (0.0%)
Time Warner Cable, Inc. *                     523          16,856
                                                    --------------

CAPITAL MARKETS (2.9%)
Bank of New York
   Mellon Corp. (b)                        14,917         380,085
Charles Schwab Corp. (The) (b)             10,685         197,459
Goldman Sachs Group, Inc. (The)             4,873         626,180
Invesco, Ltd. (b)                           3,426          50,431
Janus Capital Group, Inc. (b)              12,685         127,231
Morgan Stanley (b)                         19,119         451,973
Northern Trust Corp. (b)                    4,490         244,076
                                                    --------------
                                                        2,077,435
                                                    --------------


                                    Continued


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
CHEMICALS (2.7%)
Dow Chemical Co. (The) (b)                 42,107       $ 673,712
E.I. du Pont de Nemours & Co. (b)          10,511         293,257
Eastman Chemical Co. (b)                    4,405         174,790
Ecolab, Inc.                                8,929         344,213
PPG Industries, Inc. (b)                    8,906         392,309
Praxair, Inc. (b)                             573          42,752
                                                    --------------
                                                        1,921,033
                                                    --------------

COMMERCIAL BANKS (1.2%)
BB&T Corp. (b)                              2,316          54,055
Wells Fargo & Co. (b)                      39,756         795,518
                                                    --------------
                                                          849,573
                                                    --------------

COMMERCIAL SERVICES & SUPPLIES (3.0%)
Avery Dennison Corp. (b)                   18,289         525,626
Cintas Corp. (b)                            4,913         126,068
Dun & Bradstreet Corp. (b)                  5,438         442,653
Manpower, Inc. (b)                          4,085         176,023
Robert Half International, Inc. (b)        19,204         461,280
RR Donnelley & Sons Co. (b)                23,331         271,806
Waste Management, Inc.                      5,500         146,685
                                                    --------------
                                                         2,150,141
                                                    --------------

COMMUNICATIONS EQUIPMENT (3.5%)
Cisco Systems, Inc. * (b)                  57,664       1,114,068
Harris Corp. (b)                            4,813         147,182
Juniper Networks, Inc. * (b)               17,393         376,558
Qualcomm, Inc.                              6,992         295,901
Tellabs, Inc. * (b)                       107,404         562,797
                                                    --------------
                                                        2,496,506
                                                    --------------

COMPUTERS & PERIPHERALS (6.1%)
Apple, Inc. * (b)                           8,444       1,062,509
Dell, Inc. * (b)                           38,005         441,618
EMC Corp. * (b)                            15,978         200,204
International Business Machines
   Corp.                                   17,570       1,813,400
NetApp, Inc. * (b)                         20,510         375,333
QLogic Corp. * (b)                         33,071         468,947
                                                    --------------
                                                        4,362,011
                                                    --------------

CONSTRUCTION & ENGINEERING (0.1%)
Jacobs Engineering Group, Inc. * (b)        1,822          69,309
                                                    --------------

CONSUMER FINANCE (0.3%)
Capital One Financial Corp. (b)            11,728         196,327
SLM Corp. *                                 7,658          36,988
                                                    --------------
                                                          233,315
                                                    --------------

CONTAINERS & PACKAGING (0.8%)
Ball Corp.                                  6,002         226,395
Bemis Co., Inc. (b)                        11,113         267,157


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
CONTAINERS & PACKAGING, CONTINUED
Sealed Air Corp. (b)                        2,370   $      45,172
                                                    --------------
                                                          538,724
                                                    --------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block, Inc. (b)                        33,241         503,269
ITT Educational Services, Inc. * (b)          685          69,027
                                                    --------------
                                                          572,296
                                                    --------------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
Bank of America Corp. (b)                  55,169         492,659
JPMorgan Chase & Co.                       48,475       1,599,675
Moody's Corp. (b)                           4,876         143,940
Nasdaq OMX Group, Inc. (The) * (b)          2,065          39,710
                                                    --------------
                                                        2,275,984
                                                    --------------

DIVERSIFIED TELECOMMUNICATION
   SERVICES (3.5%)
AT&T, Inc. (b)                             68,565       1,756,635
CenturyTel, Inc.                           28,618         776,979
                                                    --------------
                                                        2,533,614
                                                    --------------

ELECTRIC UTILITIES (2.5%)
American Electric Power Co., Inc. (b)       8,509         224,467
Duke Energy Corp. (b)                      38,738         534,972
Edison International                       20,503         584,541
Mirant Corp. * (b)                         17,220         219,211
Pinnacle West Capital Corp. (b)             8,713         238,562
                                                    --------------
                                                        1,801,753
                                                    --------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (1.6%)
Cooper Industries, Ltd., Class A (b)       12,377         405,842
Emerson Electric Co.                       16,344         556,350
Rockwell Automation, Inc. (b)               6,420         202,808
                                                    --------------
                                                        1,165,000
                                                    --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.6%)
Amphenol Corp., Class A (b)                 9,742         329,669
Jabil Circuit, Inc.                        12,796         103,648
                                                    --------------
                                                          433,317
                                                    --------------

ENERGY EQUIPMENT & SERVICES (2.2%)
Baker Hughes, Inc. (b)                      6,171         219,564
BJ Services Co. (b)                        22,000         305,580
Cameron International Corp. * (b)           2,338          59,806
Halliburton Co. (b)                        24,147         488,252
Noble Corp. (b)                             3,064          83,739
Patterson-UTI Energy, Inc. (b)             28,530         362,616
Rowan Cos., Inc. (b)                        4,095          63,923
                                                    --------------
                                                        1,583,480
                                                    --------------


                                    Continued


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
FOOD & STAPLES RETAILING (3.1%)
CVS Caremark Corp. (b)                     21,514       $ 683,715
Safeway, Inc. (b)                          12,680         250,430
SUPERVALU, Inc. (b)                        11,120         181,812
Walgreen Co. (b)                            6,396         201,026
Wal-Mart Stores, Inc. (b)                  18,237         919,145
                                                    --------------
                                                        2,236,128
                                                    --------------

FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co. (b)             17,298         425,877
Bunge, Ltd. (b)                             2,549         122,377
Campbell Soup Co. (b)                      11,234         288,938
Dean Foods Co. * (b)                        6,800         140,760
General Mills, Inc.                         7,453         377,793
Hershey Co. (The) (b)                       6,551         236,753
Kraft Foods, Inc., Class A (b)              7,797         182,450
                                                    --------------
                                                        1,774,948
                                                    --------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.6%)
Becton Dickinson & Co. (b)                  7,685         464,789
Boston Scientific Corp. * (b)              49,994         420,450
CR Bard, Inc. (b)                           8,800         630,344
Medtronic, Inc.                             4,717         150,944
Stryker Corp. (b)                           5,281         204,428
                                                    --------------
                                                        1,870,955
                                                    --------------

HEALTHCARE PROVIDERS & SERVICES (2.7%)
AmerisourceBergen Corp.                     4,473         150,472
Cardinal Health, Inc. (b)                   1,167          39,433
CIGNA Corp. (b)                             6,603         130,145
Coventry Health Care, Inc. * (b)            3,550          56,480
McKesson Corp. (b)                          1,874          69,338
Medco Health Solutions, Inc. * (b)         15,745         685,695
Quest Diagnostics, Inc. (b)                 6,874         352,842
UnitedHealth Group, Inc. (b)               19,228         452,243
                                                    --------------
                                                        1,936,648
                                                    --------------

HOTELS RESTAURANTS & LEISURE (1.8%)
McDonald's Corp.                           19,800       1,055,142
Yum! Brands, Inc. (b)                       5,872         195,831
                                                    --------------
                                                        1,250,973
                                                    --------------

HOUSEHOLD DURABLES (1.3%)
DR Horton, Inc. (b)                        10,716         139,844
Harman International Industries,
   Inc. (b)                                10,154         184,701
KB Home (b)                                 5,835         105,438
NVR, Inc. * (b)                               204         103,096
Stanley Works (The) (b)                     6,837         260,011
Whirlpool Corp. (b)                         2,854         128,887
                                                    --------------
                                                          921,977
                                                    --------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------

                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
HOUSEHOLD PRODUCTS (3.1%)
Colgate-Palmolive Co. (b)                   5,542   $     326,978
Energizer Holdings, Inc. * (b)              1,205          69,046
Kimberly-Clark Corp. (b)                    1,426          70,074
Procter & Gamble Co. (The) (b)             35,019       1,731,339
                                                    --------------
                                                        2,197,437
                                                    --------------

INDUSTRIAL CONGLOMERATES (1.2%)
3M Co. (b)                                  2,257         130,003
General Electric Co. (b)                   56,339         712,688
                                                    --------------
                                                          842,691
                                                    --------------

INSURANCE (3.9%)
Aflac, Inc. (b)                            13,742         397,006
AON Corp. (b)                               4,739         199,986
Chubb Corp.                                 6,764         263,458
Lincoln National Corp. (b)                 14,951         168,049
MetLife, Inc.                              20,061         596,815
Principal Financial Group, Inc. (b)         5,643          92,207
Prudential Financial, Inc. (b)             10,377         299,688
Travelers Cos., Inc. (The)                 12,202         501,990
Unum Group (b)                              7,930         129,576
WR Berkley Corp. (b)                        5,210         124,571
                                                    --------------
                                                        2,773,346
                                                    --------------

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com, Inc. * (b)                      3,839         309,116
                                                    --------------

INTERNET SOFTWARE & SERVICES (0.9%)
Google, Inc., Class A * (b)                 1,386         548,814
Sohu.com, Inc. * (b)                        1,959         102,162
VeriSign, Inc. * (b)                        1,457          29,985
                                                    --------------
                                                          680,961
                                                    --------------

IT SERVICES (2.2%)
Accenture, Ltd., Class A (b)                3,627         106,743
Alliance Data Systems Corp. * (b)           1,285          53,803
Automatic Data Processing, Inc. (b)        10,548         371,290
Computer Sciences Corp. *                  20,636         762,707
Fidelity National Information
   Services, Inc. (b)                       9,017         160,953
SAIC, Inc. * (b)                            6,333         114,627
                                                    --------------
                                                        1,570,123
                                                    --------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
PerkinElmer, Inc. (b)                      20,077         292,522
Thermo Fisher Scientific, Inc. * (b)        3,928         137,794
                                                    --------------
                                                          430,316
                                                    --------------

MACHINERY (3.0%)
Danaher Corp. (b)                           1,330          77,725
Dover Corp. (b)                            27,119         834,723
Illinois Tool Works, Inc. (b)              10,621         348,369


                                    Continued


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
MACHINERY, CONTINUED
ITT Corp. (b)                              10,511   $     431,056
Parker Hannifin Corp.                       9,364         424,657
                                                    --------------
                                                        2,116,530
                                                    --------------

MEDIA (2.4%)
Comcast Corp., Class A (b)                  6,524         100,861
DIRECTV Group, Inc. (The) * (b)            17,492         432,577
DISH Network Corp., Class A * (b)           8,386         111,114
Liberty Global, Inc., Class A * (b)        18,632         307,242
McGraw-Hill Cos., Inc. (The) (b)           12,735         383,960
Time Warner, Inc.                           2,085          45,516
Walt Disney Co. (The) (b)                  14,254         312,163
                                                    --------------
                                                        1,693,433
                                                    --------------

METALS & MINING (1.0%)
Alcoa, Inc. (b)                            28,897         262,096
Allegheny Technologies, Inc. (b)            5,406         176,938
Nucor Corp. (b)                             1,937          78,817
United States Steel Corp. (b)               7,463         198,143
                                                    --------------
                                                          715,994
                                                    --------------

MULTILINE RETAIL (2.0%)
Family Dollar Stores, Inc.                 22,426         744,319
Kohl's Corp. * (b)                          1,086          49,250
Macy's, Inc. (b)                           47,993         656,544
                                                    --------------
                                                        1,450,113
                                                    --------------

MULTI-UTILITIES (2.5%)
NiSource, Inc. (b)                         24,167         265,595
Public Service Enterprise Group,
   Inc. (b)                                20,125         600,530
Sempra Energy (b)                          20,052         922,793
                                                    --------------
                                                        1,788,918
                                                    --------------

OIL & GAS (13.5%)
Anadarko Petroleum Corp. (b)               15,732         677,420
Apache Corp. (b)                           15,324       1,116,507
Chevron Corp. (b)                          19,197       1,268,922
ConocoPhillips                             20,164         826,724
EOG Resources, Inc. (b)                     4,809         305,275
Exxon Mobil Corp.                          52,106       3,473,907
Hess Corp.                                  3,079         168,698
Marathon Oil Corp. (b)                      7,506         222,928
Murphy Oil Corp. (b)                        7,306         348,569
Noble Energy, Inc. (b)                      4,223         239,655
Occidental Petroleum Corp. (b)              1,413          79,538
Peabody Energy Corp. (b)                    1,131          29,847
Sunoco, Inc.                                7,342         194,636
Tesoro Corp. (b)                            9,419         143,640
Valero Energy Corp. (b)                    20,772         412,116
Williams Cos., Inc. (The) (b)              14,426         203,407
                                                    --------------
                                                        9,711,789
                                                    --------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------

                                         SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
OIL GAS & CONSUMABLE FUELS (0.3%)
Nexen, Inc. (b)                            12,569   $     240,068
                                                    --------------

PAPER & FOREST PRODUCTS (0.2%)
MeadWestvaco Corp. (b)                     10,907         170,804
                                                    --------------

PERSONAL PRODUCTS (0.3%)
Avon Products, Inc. (b)                     5,938         135,149
Estee Lauder Cos., Inc. (The),
   Class A (b)                              3,380         101,062
                                                    --------------
                                                          236,211
                                                    --------------

PHARMACEUTICALS (7.6%)
Abbott Laboratories (b)                    19,694         824,194
Bristol-Myers Squibb Co. (b)               53,515       1,027,488
Eli Lilly & Co.                            33,142       1,091,035
Johnson & Johnson                          13,293         696,021
Mylan, Inc. * (b)                           9,412         124,709
Pfizer, Inc. (b)                           84,772       1,132,554
Watson Pharmaceuticals, Inc. *             17,839         551,939
                                                    --------------
                                                        5,447,940
                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (1.4%)
HCP, Inc. (b)                               7,193         157,886
Host Hotels & Resorts, Inc.                14,533         111,759
Kimco Realty Corp. (b)                      7,371          88,599
Plum Creek Timber Co., Inc.                 1,213          41,873
ProLogis (b)                               25,309         230,565
Public Storage (b)                          3,195         213,618
Simon Property Group, Inc.                  1,167          60,217
Vornado Realty Trust (b)                    2,270         110,980
                                                    --------------
                                                        1,015,497
                                                    --------------

ROAD & RAIL (0.5%)
Norfolk Southern Corp.                      9,135         325,937
                                                    --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.6%)
Analog Devices, Inc. (b)                    5,072         107,932
Intel Corp. (b)                            84,871       1,339,264
Linear Technology Corp. (b)                 4,200          91,476
LSI Corp. * (b)                            50,345         193,325
MEMC Electronic Materials, Inc. * (b)       2,253          36,499
National Semiconductor Corp. (b)           13,570         167,861
Novellus Systems, Inc. * (b)               21,407         386,610
Texas Instruments, Inc. (b)                56,049       1,012,245
                                                    --------------
                                                        3,335,212
                                                    --------------

SOFTWARE (4.1%)
BMC Software, Inc. *                        5,776         200,254
CA, Inc. (b)                               15,923         274,672
Microsoft Corp. (b)                        59,942       1,214,425


                                    Continued


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
SOFTWARE, CONTINUED
Oracle Corp. (b)                           15,035   $     290,777
Symantec Corp. * (b)                       56,132         968,277
                                                    --------------
                                                        2,948,405
                                                    --------------

SPECIALTY RETAIL (4.1%)
AutoNation, Inc. * (b)                     12,223         216,469
AutoZone, Inc. * (b)                        3,743         622,798
Gap, Inc. (The) (b)                        24,136         375,073
Home Depot, Inc. (b)                       28,609         752,989
Lowe's Cos., Inc. (b)                       4,680         100,620
RadioShack Corp. (b)                       18,522         260,790
Sherwin-Williams Co. (The) (b)              7,634         432,390
TJX Cos., Inc.                              5,330         149,080
                                                    --------------
                                                        2,910,209
                                                    --------------

TEXTILES APPAREL & LUXURY GOODS (0.3%)
Polo Ralph Lauren Corp.                     3,444         185,425
                                                    --------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc. (b)               4,639          58,266
People's United Financial, Inc. (b)         3,095          48,344
                                                    --------------
                                                          106,610
                                                    --------------

TOBACCO (1.4%)
Altria Group, Inc. (b)                     43,388         708,526
Philip Morris International, Inc. (b)       3,514         127,207
Reynolds American, Inc. (b)                 4,798         182,228
                                                    --------------
                                                        1,017,961
                                                    --------------

TRADING COMPANIES & DISTRIBUTORS
   (0.2%)
WW Grainger, Inc. (b)                       1,763         147,880
                                                    --------------

UTILITIES (0.5%)
AES Corp. (The) * (b)                      53,099         375,410
                                                    --------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.8%)
NII Holdings, Inc. * (b)                   11,092         179,247
Sprint Nextel Corp. *                      88,376         385,319
                                                    --------------
                                                          564,566
                                                    --------------

TOTAL COMMON STOCKS                                    87,741,028
                                                    --------------

INVESTMENTS IN AFFILIATES (5.5%)
Fifth Third Institutional Money
   Market Fund (a)                      3,938,176       3,938,176
                                                    --------------

TOTAL INVESTMENTS IN AFFILIATES                         3,938,176
                                                    --------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                                         VALUE
                                                    --------------

TOTAL INVESTMENTS (COST $100,987,733) - 127.8%      $  91,679,204

SECURITIES SOLD SHORT
   (PROCEEDS $17,064,203) - (28.5)%                   (20,425,049)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%              490,872
                                                    --------------

NET ASSETS - 100.0%                                 $  71,745,027
                                                    ==============

                                   Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS (28.5)%
AEROSPACE & DEFENSE (0.1)%
Boeing Co.                                   (967)  $     (38,728)
                                                    --------------

AGRICULTURE CHEMICALS (0.2)%
Agrium, Inc.                               (2,776)       (119,423)
                                                    --------------

AIRLINES (0.3)%
Delta Air Lines, Inc. *                    (9,932)        (61,281)
Southwest Airlines Co.                    (17,594)       (122,806)
                                                    --------------
                                                         (184,087)
                                                    --------------

AUTOMOTIVE RETAIL (0.4)%
Copart, Inc. *                             (8,643)       (271,304)
                                                    --------------

BEVERAGES (0.1)%
Brown-Forman Corp., Class B                (1,423)        (66,170)
Constellation Brands, Inc.,
   Class A *                               (3,673)        (42,570)
                                                    --------------
                                                         (108,740)
                                                    --------------

CAPITAL MARKETS (0.2)%
Legg Mason, Inc.                           (6,769)       (135,854)
                                                    --------------

CHEMICALS (0.1)%
Monsanto Co.                                 (369)        (31,324)
Mosaic Co. (The)                           (1,708)        (69,089)
                                                    --------------
                                                         (100,413)
                                                    --------------

COMMERCIAL SERVICES & SUPPLIES (1.3)%
Corrections Corp. of America *             (6,141)        (86,772)
Republic Services, Inc.                   (41,260)       (866,460)
                                                    --------------
                                                         (953,232)
                                                    --------------

COMMERCIAL SERVICES-FINANCE (0.3)%
Visa, Inc., Class A                        (3,451)       (224,177)
                                                    --------------

COMMUNICATIONS EQUIPMENT (0.2)%
Ciena Corp. *                             (10,795)       (129,000)
                                                    --------------

COMPUTERS & PERIPHERALS (0.1)%
SanDisk Corp. *                            (5,992)        (94,194)
                                                    --------------

DIAGNOSTIC KITS (0.4)%
Idexx Laboratories, Inc. *                 (6,778)       (266,375)
                                                    --------------

DIVERSIFIED FINANCIAL SERVICES (0.8)%
CME Group, Inc.                              (867)       (191,910)
Leucadia National Corp. *                 (16,348)       (347,068)
                                                    --------------
                                                         (538,978)
                                                    --------------

DIVERSIFIED TELECOMMUNICATION
   SERVICES (1.0)%
Frontier Communications Corp.             (27,568)       (196,008)


                                    Continued


                                        SHARES          VALUE
                                    -------------  --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION
SERVICES, CONTINUED
Qwest Communications International,
   Inc.                                   (10,000)  $     (38,900)
Windstream Corp.                          (59,082)       (490,381)
                                                    --------------
                                                         (725,289)
                                                    --------------

ELECTRIC UTILITIES (0.6)%
Entergy Corp.                                (913)        (59,135)
Pepco Holdings, Inc.                      (25,664)       (306,685)
PPL Corp.                                  (1,599)        (47,826)
                                                    --------------
                                                         (413,646)
                                                    --------------

ELECTRONIC COMPO-MISC (0.2)%
Garmin, Ltd.                               (6,495)       (163,609)
                                                    --------------

ENERGY EQUIPMENT & SERVICES (0.6)%
Smith International, Inc.                  (9,432)       (243,817)
Transocean, Ltd. *                         (2,810)       (189,619)
                                                    --------------
                                                         (433,436)
                                                    --------------

FOOD & STAPLES RETAILING (0.9)%
Costco Wholesale Corp.                    (13,834)       (672,332)
                                                    --------------

FOOD PRODUCTS (1.5)%
ConAgra Foods, Inc.                       (28,166)       (498,538)
Corn Products International, Inc.         (10,869)       (259,769)
Sara Lee Corp.                            (13,796)       (114,783)
Tyson Foods, Inc., Class A                (17,599)       (185,493)
                                                    --------------
                                                       (1,058,583)
                                                    --------------

GAS-DISTRIBUTION (1.1)%
EQT Corp.                                 (14,741)       (495,740)
Questar Corp.                              (1,491)        (44,313)
Southern Union Co.                        (15,848)       (252,142)
                                                    --------------
                                                         (792,195)
                                                    --------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.5)%
Dentsply International, Inc.              (15,184)       (434,566)
Intuitive Surgical, Inc. *                 (1,705)       (245,060)
Varian Medical Systems, Inc. *             (7,636)       (254,813)
Zimmer Holdings, Inc. *                    (2,710)       (119,213)
                                                    --------------
                                                       (1,053,652)
                                                    --------------

HEALTHCARE PROVIDERS & SERVICES (0.9)%
Patterson Cos., Inc. *                    (32,759)       (670,249)
                                                    --------------

HOTELS RESTAURANTS & LEISURE (0.7)%
Burger King Holdings, Inc.                (21,482)       (351,016)
Marriott International, Inc.,
   Class A                                 (5,704)       (134,386)
                                                    --------------
                                                         (485,402)
                                                    --------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
HOUSEHOLD DURABLES (0.3)%
Newell Rubbermaid, Inc.                   (17,757)  $    (185,561)
                                                    --------------

INSURANCE (0.3)%
Allstate Corp. (The)                       (3,751)        (87,511)
Marsh & McLennan Cos., Inc.                (7,521)       (158,618)
                                                    --------------
                                                         (246,129)
                                                    --------------

INTERNET SOFTWARE & SERVICES (0.2)%
Akamai Technologies, Inc. *                (1,656)        (36,465)
Equinix, Inc. *                            (1,114)        (78,236)
                                                    --------------
                                                         (114,701)
                                                    --------------

IT SERVICES (0.2)%
Cognizant Technology Solutions
   Corp., Class A *                        (2,020)        (50,076)
Mastercard, Inc., Class A                    (379)        (69,528)
                                                    --------------
                                                         (119,604)
                                                    --------------

LEISURE EQUIPMENT & PRODUCTS (0.2)%
Hasbro, Inc.                               (5,179)       (138,072)
                                                    --------------

LIFE SCIENCES TOOLS & SERVICES (0.1)%
Waters Corp. *                             (1,397)        (61,705)
                                                    --------------

MACHINERY (1.2)%
Ingersoll-Rand Co., Ltd., Class A         (38,609)       (840,518)
                                                    --------------

MEDIA (0.7)%
Omnicom Group, Inc.                        (1,639)        (51,579)
Viacom, Inc., Class B *                   (24,728)       (475,767)
                                                    --------------
                                                         (527,346)
                                                    --------------

PROFESSIONAL SERVICES (0.3)%
FTI Consulting, Inc. *                     (3,994)       (219,191)
                                                    --------------

MEDICAL PRODUCTS (0.0)%
Henry Schein, Inc. *                         (867)        (35,582)
                                                    --------------

METALS & MINING (0.1)%
AK Steel Holding Corp.                     (7,224)        (93,984)
                                                    --------------

MULTILINE RETAIL (0.3)%
Big Lots, Inc. *                           (7,596)       (209,953)
                                                    --------------

MULTI-UTILITIES (1.1)%
Integrys Energy Group, Inc.                (6,910)       (182,493)
MDU Resources Group, Inc.                 (10,102)       (177,492)
TECO Energy, Inc.                         (38,563)       (408,382)
                                                    --------------
                                                         (768,367)
                                                    --------------

OFFICE ELECTRONICS (0.2)%
Xerox Corp.                               (26,743)       (163,400)
                                                    --------------


                                    Continued


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
OIL & GAS (1.7)%
Cabot Oil & Gas Corp.                      (8,515)  $    (257,068)
Consol Energy, Inc.                        (3,649)       (114,141)
Devon Energy Corp.                         (1,892)        (98,100)
Range Resources Corp.                        (779)        (31,137)
Spectra Energy Corp.                      (14,399)       (208,786)
XTO Energy, Inc.                          (14,140)       (490,092)
                                                    --------------
                                                       (1,199,324)
                                                    --------------

OIL & GAS DRILLING (0.1)%
Pride International, Inc. *                (2,248)        (51,030)
                                                    --------------

OIL COMPANY-EXPLORATION & PRODUCTION
   (0.6)%
Newfield Exploration Co. *                 (5,623)       (175,325)
PetroHawk Energy Corp. *                   (9,630)       (227,268)
                                                    --------------
                                                         (402,593)
                                                    --------------

OIL COMPANY-INTEGRATED (0.3)%
Suncor Energy, Inc.                        (8,364)       (212,111)
                                                    --------------

PAPER & FOREST PRODUCTS (0.2)%
Weyerhaeuser Co.                           (4,950)       (174,537)
                                                    --------------

PHARMACEUTICALS (0.4)%
Allergan, Inc.                             (4,955)       (231,200)
Forest Laboratories, Inc. *                (4,136)        (89,710)
                                                    --------------
                                                         (320,910)
                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (1.2)%
AvalonBay Communities, Inc.                (6,234)       (354,154)
Boston Properties, Inc.                    (3,027)       (149,594)
Essex Property Trust, Inc.                 (6,171)       (391,797)
                                                    --------------
                                                         (895,545)
                                                    --------------

RETAIL-RESTAURANTS (0.2)%
Tim Hortons, Inc.                          (7,338)       (178,240)
                                                    --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.5)%
Applied Materials, Inc.                   (12,677)       (154,786)
Microchip Technology, Inc.                (33,931)       (780,413)
Nvidia Corp. *                            (13,633)       (156,507)
                                                    --------------
                                                       (1,091,706)
                                                    --------------

SOFTWARE (1.1)%
Ansys, Inc. *                             (15,232)       (420,708)
Citrix Systems, Inc. *                     (4,946)       (141,109)
Electronic Arts, Inc. *                   (12,597)       (256,349)
                                                    --------------
                                                         (818,166)
                                                    --------------

SPECIALTY RETAIL (1.1)%
Abercrombie & Fitch Co., Class A           (1,542)        (41,727)
Best Buy Co., Inc.                         (2,836)       (108,846)


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
APRIL 30, 2009 (UNAUDITED)
------------------------------------------------------------------


                                        SHARES          VALUE
                                     -------------  --------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL, CONTINUED
Staples, Inc.                             (32,307)  $    (666,170)
                                                    --------------
                                                         (816,743)
                                                    --------------

THERAPEUTICS (0.5)%
BioMarin Pharmaceuticals, Inc. *          (25,409)       (326,760)
                                                    --------------

UTILITIES (0.5)%
Constellation Energy Group, Inc.          (13,895)       (334,592)
                                                    --------------

WIRELESS EQUIPMENT (0.3)%
SBA Communications Corp., Class A *        (8,106)       (204,271)
                                                    --------------

WIRELESS TELECOMMUNICATION
   SERVICES (0.1)%
American Tower Corp., Class A *            (1,307)        (41,510)
                                                    --------------

TOTAL COMMON STOCKS                                   (20,425,049)
                                                    --------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $17,064,203) - (28.5)%                 $ (20,425,049)
                                                    ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) All or part of this security has been designated as collateral for short sales.


              See notes to schedules of investments

EQUITY INDEX
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS (96.9%)
AEROSPACE & DEFENSE (2.7%)
Boeing Co.                                   21,341   $     854,707
General Dynamics Corp.                       11,481         593,223
Goodrich Corp.                                3,625         160,515
Honeywell International, Inc.                21,693         677,039
L-3 Communications Holdings, Inc.             3,516         267,743
Lockheed Martin Corp.                         9,805         769,987
Northrop Grumman Corp.                        9,629         465,562
Precision Castparts Corp.                     4,106         307,375
Raytheon Co.                                 11,839         535,478
Rockwell Collins, Inc.                        4,662         178,788
United Technologies Corp.                    27,797       1,357,605
                                                      --------------
                                                          6,168,022
                                                      --------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide, Inc.                   4,983         264,896
Expeditors International
   Washington, Inc. (a)                       6,245         216,764
FedEx Corp.                                   9,166         512,929
United Parcel Service, Inc., Class B         29,484       1,543,193
                                                      --------------
                                                          2,537,782
                                                      --------------

AIRLINES (0.1%)
Southwest Airlines Co.                       21,786         152,066
                                                      --------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) *            7,106          78,095
Johnson Controls, Inc. (a)                   17,499         332,656
                                                      --------------
                                                            410,751
                                                      --------------

AUTOMOBILES (0.3%)
Ford Motor Co. *                             70,354         420,717
General Motors Corp. (a)                     17,978          34,518
Harley-Davidson, Inc. (a)                     6,857         151,951
                                                      --------------
                                                            607,186
                                                      --------------

BEVERAGES (2.4%)
Brown-Forman Corp., Class B                   2,887         134,246
Coca-Cola Co. (The)                          58,789       2,530,866
Coca-Cola Enterprises, Inc.                   9,341         159,357
Constellation Brands, Inc.,
   Class A *                                  5,733          66,445
Molson Coors Brewing Co., Class B             4,383         167,650
Pepsi Bottling Group, Inc.                    3,980         124,455
PepsiCo, Inc.                                45,956       2,286,771
                                                      --------------
                                                          5,469,790
                                                      --------------

BEVERAGES-NON ALCOHOLIC (0.1%)
Dr. Pepper Snapple Group, Inc. *              7,471         154,724
                                                      --------------

BIOTECHNOLOGY (1.8%)
Amgen, Inc. *                                30,592       1,482,794
Biogen Idec, Inc. *                           8,819         426,310
Celgene Corp. *                              13,494         576,464


                                    Continued


                                            SHARES         VALUE
                                         ------------- --------------

COMMON STOCKS, CONTINUED
BIOTECHNOLOGY, CONTINUED
Cephalon, Inc. * (a)                          2,016   $     132,270
Genzyme Corp. *                               7,967         424,880
Gilead Sciences, Inc. *                      26,912       1,232,570
                                                      --------------
                                                          4,275,288
                                                      --------------

BUILDING PRODUCTS (0.1%)
Life Technologies Corp. *                     5,082         189,559
Masco Corp.                                  10,599          93,907
                                                      --------------
                                                            283,466
                                                      --------------

CABLE TV (0.1%)
Time Warner Cable, Inc. *                    10,396         335,063
                                                      --------------

CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.                    6,379         168,087
Bank of New York Mellon Corp. (The)          34,117         869,301
Charles Schwab Corp. (The)                   27,558         509,272
E*Trade Financial Corp. * (a)                16,573          23,699
Federated Investors, Inc.,
   Class B (a)                                2,609          59,694
Franklin Resources, Inc.                      4,455         269,438
Goldman Sachs Group, Inc. (The)              14,816       1,903,856
Invesco, Ltd.                                11,338         166,895
Janus Capital Group, Inc. (a)                 4,649          46,630
Legg Mason, Inc.                              4,180          83,893
Morgan Stanley (a)                           31,710         749,624
Northern Trust Corp.                          6,569         357,091
SCANA Corp.                                   3,729         112,690
State Street Corp.                           12,722         434,202
T Rowe Price Group, Inc. (a)                  7,610         293,137
                                                      --------------
                                                          6,047,509
                                                      --------------

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.                6,172         406,735
CF Industries Holdings, Inc.                  1,434         103,320
Dow Chemical Co. (The)                       27,206         435,296
Eastman Chemical Co.                          2,136          84,756
Ecolab, Inc.                                  4,938         190,360
E.I. du Pont de Nemours & Co.                26,576         741,470
International Flavors &
   Fragrances, Inc.                           2,316          72,259
Monsanto Co.                                 16,137       1,369,870
PPG Industries, Inc.                          4,836         213,026
Praxair, Inc.                                 9,083         677,683
Sigma-Aldrich Corp.                           3,692         161,857
                                                      --------------
                                                          4,456,632
                                                      --------------

COMMERCIAL BANKS (2.2%)
BB&T Corp. (a)                               16,271         379,765
Comerica, Inc. (a)                            4,432          92,983
First Horizon National Corp.                  6,207          71,443
Huntington Bancshares, Inc. (a)              10,781          30,079
Keycorp (a)                                  14,578          89,655


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
COMMERCIAL BANKS, CONTINUED
M&T Bank Corp. (a)                            2,274   $     119,271
Marshall & Ilsley Corp.                       7,666          44,309
PNC Financial Services Group, Inc.           12,604         500,379
Regions Financial Corp. (a)                  20,379          91,502
SunTrust Banks, Inc. (a)                     10,429         150,595
US Bancorp                                   51,674         941,500
Wells Fargo & Co. (a)                       125,078       2,502,811
Zions Bancorporation (a)                      3,397          37,129
                                                      --------------
                                                          5,051,421
                                                      --------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Avery Dennison Corp.                          3,502         100,648
Cintas Corp.                                  3,870          99,304
Dun & Bradstreet Corp.                        1,588         129,263
Equifax, Inc.                                 3,720         108,475
Iron Mountain, Inc. * (a)                     5,286         150,598
Monster Worldwide, Inc. * (a)                 3,629          50,080
Pitney Bowes, Inc.                            6,071         148,982
Republic Services, Inc.                       9,455         198,555
Robert Half International, Inc. (a)           4,569         109,748
RR Donnelley & Sons Co.                       6,038          70,343
Stericycle, Inc. *                            2,520         118,642
Waste Management, Inc.                       14,448         385,328
                                                      --------------
                                                          1,669,966
                                                      --------------

COMMUNICATIONS EQUIPMENT (3.0%)
Ciena Corp. * (a)                             2,660          31,787
Cisco Systems, Inc. *                       172,439       3,331,522
Corning, Inc.                                45,777         669,260
Harris Corp.                                  3,964         121,219
JDS Uniphase Corp. *                          6,475          29,850
Juniper Networks, Inc. * (a)                 15,549         336,636
Motorola, Inc.                               66,746         369,105
Qualcomm, Inc.                               48,756       2,063,354
Tellabs, Inc. *                              11,722          61,423
                                                      --------------
                                                          7,014,156
                                                      --------------

COMPUTERS & PERIPHERALS (5.2%)
Apple, Inc. *                                26,287       3,307,693
Dell, Inc. *                                 50,967         592,237
EMC Corp. *                                  59,376         743,981
Hewlett-Packard Co.                          70,709       2,544,110
International Business Machines
   Corp.                                     39,566       4,083,607
Lexmark International, Inc.,
   Class A *                                  2,309          45,303
NetApp, Inc. * (a)                            9,724         177,949
QLogic Corp. *                                3,768          53,430
SanDisk Corp. *                               6,657         104,648
Sun Microsystems, Inc. *                     21,752         199,248
Teradata Corp. *                              5,183          86,660
                                                      --------------
                                                         11,938,866
                                                      --------------


                                    Continued


                                          SHARES           VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                   5,346   $     202,453
Jacobs Engineering Group, Inc. *              3,619         137,667
                                                      --------------
                                                            340,120
                                                      --------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co. (a)                      3,244         154,252
                                                      --------------

CONSUMER FINANCE (0.5%)
American Express Co.                         34,775         877,026
Capital One Financial Corp.                  11,535         193,096
Discover Financial Services                  14,134         114,909
SLM Corp. *                                  13,762          66,470
                                                      --------------
                                                          1,251,501
                                                      --------------

CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                    2,786         105,088
Bemis Co., Inc.                               2,935          70,557
Owens-Illinois, Inc. *                        4,918         119,950
Pactiv Corp. *                                3,870          84,598
Sealed Air Corp.                              4,649          88,610
                                                      --------------
                                                            468,803
                                                      --------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                             4,696         159,476
                                                      --------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A *                 3,138         197,537
H&R Block, Inc.                               9,982         151,128
                                                      --------------
                                                            348,665
                                                      --------------

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Bank of America Corp. (a) (c)               189,464       1,691,913
CIT Group, Inc.                              10,618          23,572
Citigroup, Inc. (a) (c)                     163,586         498,937
CME Group, Inc.                               1,973         436,724
IntercontinentalExchange, Inc. *              2,128         186,413
JPMorgan Chase & Co.                        110,903       3,659,799
Leucadia National Corp. * (a)                 5,213         110,672
Moody's Corp.                                 5,720         168,854
Nasdaq OMX Group, Inc. (The) *                4,009          77,093
NYSE Euronext                                 7,805         180,842
                                                      --------------
                                                          7,034,819
                                                      --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (3.3%)
AT&T, Inc. (c)                              173,952       4,456,650
CenturyTel, Inc. (a)                          2,949          80,065
Embarq Corp.                                  4,186         153,040
Frontier Communications Corp.                 9,168          65,185
Qwest Communications
   International, Inc. (a)                   43,144         167,830
Verizon Communications, Inc.                 83,922       2,546,194


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION
   SERVICES, CONTINUED
Windstream Corp.                             12,941   $     107,410
                                                      --------------
                                                          7,576,374
                                                      --------------

ELECTRIC UTILITIES (2.2%)
Allegheny Energy, Inc.                        4,979         129,056
American Electric Power Co., Inc.            12,172         321,097
Duke Energy Corp.                            37,837         522,529
Edison International                          9,595         273,553
Entergy Corp.                                 5,576         361,158
Exelon Corp.                                 19,377         893,861
FirstEnergy Corp.                             8,978         367,200
FPL Group, Inc.                              12,038         647,524
Northeast Utilities                           5,144         108,127
Pepco Holdings, Inc.                          6,368          76,098
Pinnacle West Capital Corp.                   2,969          81,291
PPL Corp.                                    11,044         330,326
Progress Energy, Inc.                         8,154         278,214
Southern Co. (The)                           23,077         666,464
                                                      --------------
                                                          5,056,498
                                                      --------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.5%)
Cooper Industries, Ltd., Class A              5,104         167,360
Emerson Electric Co.                         22,246         757,254
Rockwell Automation, Inc. (a)                 4,167         131,636
                                                      --------------
                                                          1,056,250
                                                      --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.4%)
Agilent Technologies, Inc. *                 10,308         188,224
Amphenol Corp., Class A                       5,177         175,190
FLIR Systems, Inc. *                          4,470          99,145
Jabil Circuit, Inc.                           6,204          50,252
Molex, Inc.                                   4,148          69,147
Tyco Electronics, Ltd.                       13,478         235,056
                                                      --------------
                                                            817,014
                                                      --------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.                            9,057         322,248
BJ Services Co. (a)                           8,598         119,426
Cameron International Corp. *                 6,465         165,375
Diamond Offshore Drilling, Inc. (a)           2,046         148,151
ENSCO International, Inc.                     4,177         118,126
Halliburton Co.                              26,322         532,231
Nabors Industries, Ltd. *                     8,381         127,475
National Oilwell Varco, Inc. *               12,291         372,171
Rowan Cos., Inc.                              3,328          51,950
Schlumberger, Ltd.                           35,410       1,734,736
Smith International, Inc.                     6,446         166,629
                                                      --------------
                                                          3,858,518
                                                      --------------


                                    Continued


                                            SHARES         VALUE
                                         ------------- --------------

COMMON STOCKS, CONTINUED
FOOD & STAPLES RETAILING (3.2%)
Costco Wholesale Corp.                       12,891   $     626,503
CVS Caremark Corp.                           43,008       1,366,794
Kroger Co. (The)                             19,216         415,450
Safeway, Inc.                                12,626         249,363
SUPERVALU, Inc.                               6,236         101,959
SYSCO Corp.                                  17,295         403,492
Walgreen Co.                                 29,153         916,279
Wal-Mart Stores, Inc.                        66,010       3,326,904
Whole Foods Market, Inc. (a)                  4,132          85,656
                                                      --------------
                                                          7,492,400
                                                      --------------

FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.                   18,892         465,121
Campbell Soup Co.                             6,059         155,837
ConAgra Foods, Inc.                          13,167         233,056
Dean Foods Co. *                              4,534          93,854
General Mills, Inc.                           9,671         490,223
Hershey Co. (The) (a)                         4,885         176,544
HJ Heinz Co.                                  9,261         318,764
Hormel Foods Corp.                            2,064          64,582
JM Smucker Co. (The)                          3,488         137,427
Kellogg Co.                                   7,419         312,414
Kraft Foods, Inc., Class A                   43,267       1,012,448
McCormick & Co., Inc. (a)                     3,828         112,735
Sara Lee Corp.                               20,819         173,214
Tyson Foods, Inc., Class A                    8,897          93,774
                                                      --------------
                                                          3,839,993
                                                      --------------

GAS-DISTRIBUTION (0.1%)
EQT Corp.                                     3,854         129,610
Nicor, Inc.                                   1,331          42,778
Questar Corp.                                 5,108         151,810
                                                      --------------
                                                            324,198
                                                      --------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.1%)
Baxter International, Inc.                   18,105         878,093
Becton Dickinson & Co.                        7,034         425,416
Boston Scientific Corp. *                    44,222         371,907
Covidien, Ltd.                               14,831         489,126
CR Bard, Inc.                                 2,922         209,303
Dentsply International, Inc. (a)              4,387         125,556
Hospira, Inc. *                               4,700         154,489
Intuitive Surgical, Inc. *                    1,152         165,577
Medtronic, Inc.                              32,933       1,053,856
St. Jude Medical, Inc. *                     10,137         339,792
Stryker Corp. (a)                             7,134         276,157
Varian Medical Systems, Inc. * (a)            3,659         122,101
Zimmer Holdings, Inc. *                       6,614         290,950
                                                      --------------
                                                          4,902,323
                                                      --------------

HEALTHCARE PROVIDERS & SERVICES (2.0%)
Aetna, Inc.                                  13,241         291,434


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES,
   CONTINUED
AmerisourceBergen Corp.                       4,601   $     154,778
Cardinal Health, Inc.                        10,591         357,870
CIGNA Corp.                                   8,095         159,553
Coventry Health Care, Inc. *                  4,388          69,813
DaVita, Inc. *                                3,057         141,753
Express Scripts, Inc. *                       7,288         466,213
Humana, Inc. *                                4,969         143,008
Laboratory Corp. of America
   Holdings *                                 3,181         204,061
McKesson Corp.                                8,126         300,662
Medco Health Solutions, Inc. *               14,460         629,733
Patterson Cos., Inc. * (a)                    2,685          54,935
Quest Diagnostics, Inc.                       4,485         230,215
Tenet Healthcare Corp. *                     12,224          27,504
UnitedHealth Group, Inc.                     35,948         845,497
WellPoint, Inc. *                            14,767         631,437
                                                      --------------
                                                          4,708,466
                                                      --------------

HEALTHCARE TECHNOLOGY (0.0%)
IMS Health, Inc.                              5,356          67,271
                                                      --------------

HOTELS RESTAURANTS & LEISURE (1.6%)
Carnival Corp.                               12,870         345,946
Darden Restaurants, Inc. (a)                  4,086         151,059
International Game Technology                 8,679         107,186
Marriott International, Inc.,
   Class A (a)                                8,636         203,464
McDonald's Corp.                             32,825       1,749,244
Starbucks Corp. *                            21,661         313,218
Starwood Hotels & Resorts
   Worldwide, Inc. (a)                        5,390         112,435
Wyndham Worldwide Corp.                       5,223          61,005
Wynn Resorts, Ltd. * (a)                      2,201          86,345
Yum! Brands, Inc.                            13,623         454,327
                                                      --------------
                                                          3,584,229
                                                      --------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker Corp.                          1,770          71,331
Centex Corp.                                  3,661          40,051
DR Horton, Inc. (a)                           8,113         105,875
Fortune Brands, Inc.                          4,415         173,554
Harman International
   Industries, Inc.                           1,724          31,359
KB Home (a)                                   2,217          40,061
Leggett & Platt, Inc.                         4,600          66,056
Lennar Corp., Class A (a)                     4,161          40,528
Newell Rubbermaid, Inc.                       8,164          85,314
Pulte Homes, Inc.                             6,294          72,444
Snap-On, Inc.                                 1,692          57,393
Stanley Works (The)                           2,321          88,268
Whirlpool Corp. (a)                           2,165          97,771
                                                      --------------
                                                            970,005
                                                      --------------


                                    Continued


                                           SHARES         VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
HOUSEHOLD PRODUCTS (2.6%)
Clorox Co. (a)                                4,085   $     228,964
Colgate-Palmolive Co.                        14,864         876,976
Kimberly-Clark Corp.                         12,186         598,820
Procter & Gamble Co. (The)                   86,494       4,276,264
                                                      --------------
                                                          5,981,024
                                                      --------------

INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.                                       20,577       1,185,235
General Electric Co. (c)                    311,621       3,942,006
Textron, Inc. (a)                             7,101          76,194
                                                      --------------
                                                          5,203,435
                                                      --------------

INSURANCE (2.3%)
Aflac, Inc.                                  13,728         396,602
Allstate Corp. (The)                         15,785         368,264
American International
   Group, Inc. (a)                           79,190         109,282
AON Corp.                                     8,151         343,972
Assurant, Inc.                                3,464          84,660
Chubb Corp.                                  10,476         408,040
Cincinnati Financial Corp.                    4,782         114,529
Genworth Financial, Inc., Class A            12,756          30,104
Hartford Financial Services
   Group, Inc.                                9,876         113,278
Lincoln National Corp. (a)                    7,536          84,705
Loews Corp.                                  10,660         265,327
Marsh & McLennan Cos., Inc.                  15,140         319,303
MBIA, Inc. * (a)                              5,548          26,242
MetLife, Inc.                                24,168         718,998
Principal Financial Group, Inc.               7,638         124,805
Progressive Corp. (The) *                    19,898         304,042
Prudential Financial, Inc.                   12,487         360,625
Torchmark Corp.                               2,504          73,442
Travelers Cos., Inc. (The)                   17,215         708,225
Unum Group                                    9,752         159,348
XL Capital, Ltd., Class A                     9,742          92,646
                                                      --------------
                                                          5,206,439
                                                      --------------

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com, Inc. * (a)                        9,472         762,686
Expedia, Inc. * (a)                           6,169          83,960
                                                      --------------
                                                            846,646
                                                      --------------

INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies, Inc. *                   4,981         109,681
eBay, Inc. *                                 31,590         520,287
Google, Inc., Class A *                       7,074       2,801,092
VeriSign, Inc. * (a)                          5,715         117,615
Yahoo!, Inc. *                               41,455         592,392
                                                      --------------
                                                          4,141,067
                                                      --------------


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
IT SERVICES (1.1%)
Affiliated Computer Services, Inc.,
   Class A *                                  2,873   $     138,996
Automatic Data Processing, Inc.              14,958         526,522
Cognizant Technology Solutions
   Corp., Class A *                           8,576         212,599
Computer Sciences Corp. *                     4,461         164,878
Convergys Corp. *                             3,595          36,345
Fidelity National Information
   Services, Inc.                             5,596          99,889
Fiserv, Inc. *                                4,717         176,038
Mastercard, Inc., Class A (a)                 2,131         390,932
Paychex, Inc.                                 9,457         255,434
Total System Services, Inc.                   5,797          72,289
Western Union Co. (The)                      21,074         352,989
                                                      --------------
                                                          2,426,911
                                                      --------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                             7,906          24,113
Hasbro, Inc.                                  3,649          97,282
Mattel, Inc.                                 10,556         157,918
                                                      --------------
                                                            279,313
                                                      --------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Millipore Corp. *                             1,627          96,156
PerkinElmer, Inc.                             3,478          50,674
Thermo Fisher Scientific, Inc. *             12,376         434,150
Waters Corp. *                                2,895         127,872
                                                      --------------
                                                            708,852
                                                      --------------

MACHINERY (1.6%)
Caterpillar, Inc.                            17,766         632,114
Cummins, Inc.                                 5,931         201,654
Danaher Corp.                                 7,530         440,053
Deere & Co.                                  12,576         518,886
Dover Corp.                                   5,477         168,582
Eaton Corp.                                   4,856         212,693
Flowserve Corp.                               1,665         113,054
Illinois Tool Works, Inc.                    11,309         370,935
Ingersoll-Rand Co., Ltd., Class A             9,389         204,399
ITT Corp.                                     5,348         219,321
Manitowoc Co., Inc. (The) (a)                 3,839          22,842
PACCAR, Inc. (a)                             10,681         378,535
Pall Corp.                                    3,478          91,854
Parker Hannifin Corp.                         4,746         215,231
                                                      --------------
                                                          3,790,153
                                                      --------------

MEDIA (2.4%)
CBS Corp., Class B                           20,025         140,976
Comcast Corp., Class A                       84,813       1,311,209
DIRECTV Group, Inc. (The) *                  15,654         387,124
Gannett Co., Inc. (a)                         6,718          26,267
Interpublic Group of Cos., Inc. *            14,035          87,859


                                    Continued


                                          SHARES         VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
MEDIA, CONTINUED
McGraw-Hill Cos., Inc. (The)                  9,262   $     279,249
Meredith Corp.                                1,064          26,685
New York Times Co. (The), Class A             3,430          18,453
News Corp., Class A                          67,736         559,499
Omnicom Group, Inc.                           9,153         288,045
Scripps Networks Interactive, Inc.,
   Class A                                    2,652          72,771
Time Warner, Inc.                            35,218         768,809
Viacom, Inc., Class B *                      18,069         347,648
Walt Disney Co. (The)                        54,969       1,203,821
Washington Post Co. (The), Class B              177          74,091
                                                      --------------
                                                          5,592,506
                                                      --------------

METALS & MINING (0.9%)
AK Steel Holding Corp.                        3,299          42,920
Alcoa, Inc.                                  28,026         254,196
Allegheny Technologies, Inc.                  2,836          92,822
Freeport-McMoRan Copper & Gold, Inc.         12,154         518,368
Newmont Mining Corp.                         14,454         581,629
Nucor Corp.                                   9,246         376,220
Titanium Metals Corp.                         2,506          17,016
United States Steel Corp. (a)                 3,424          90,907
                                                      --------------
                                                          1,974,078
                                                      --------------

MULTILINE RETAIL (0.9%)
Big Lots, Inc. *                              2,418          66,834
Family Dollar Stores, Inc.                    4,115         136,577
JC Penney Co., Inc. (a)                       6,544         200,835
Kohl's Corp. *                                8,974         406,971
Macy's, Inc. (a)                             12,386         169,441
Nordstrom, Inc.                               4,694         106,225
Sears Holdings Corp. * (a)                    1,639         102,388
Target Corp.                                 22,170         914,734
                                                      --------------
                                                          2,104,005
                                                      --------------

MULTI-UTILITIES (1.3%)
Ameren Corp.                                  6,228         143,369
Centerpoint Energy, Inc.                     10,136         107,847
CMS Energy Corp. (a)                          6,662          80,077
Consolidated Edison, Inc. (a)                 8,059         299,231
Dominion Resources, Inc.                     17,121         516,369
DTE Energy Co.                                4,801         141,966
Integrys Energy Group, Inc.                   2,251          59,449
NiSource, Inc.                                8,077          88,766
PG&E Corp.                                   10,840         402,381
Public Service Enterprise
   Group, Inc.                               14,905         444,765
Sempra Energy                                 7,175         330,193
TECO Energy, Inc. (a)                         6,267          66,368
Wisconsin Energy Corp.                        3,443         137,582
Xcel Energy, Inc.                            13,667         252,019
                                                      --------------
                                                          3,070,382
                                                      --------------


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                  25,493   $     155,762
                                                      --------------

OIL & GAS (10.4%)
Anadarko Petroleum Corp.                     13,519         582,128
Apache Corp.                                  9,856         718,108
Cabot Oil & Gas Corp.                         3,044          91,898
Chesapeake Energy Corp.                      16,587         326,930
Chevron Corp.                                59,175       3,911,468
ConocoPhillips                               43,696       1,791,536
Consol Energy, Inc.                           5,336         166,910
Denbury Resources, Inc. *                     7,332         119,365
Devon Energy Corp.                           13,176         683,176
El Paso Corp.                                20,651         142,492
EOG Resources, Inc.                           7,350         466,578
Exxon Mobil Corp. (c)                       145,855       9,724,153
Hess Corp.                                    8,355         457,770
Marathon Oil Corp.                           20,780         617,166
Massey Energy Co. (a)                         2,507          39,886
Murphy Oil Corp.                              5,610         267,653
Noble Energy, Inc.                            5,088         288,744
Occidental Petroleum Corp.                   23,988       1,350,285
Peabody Energy Corp.                          7,853         207,241
Range Resources Corp.                         4,575         182,863
Southwestern Energy Co. *                    10,111         362,580
Spectra Energy Corp.                         19,095         276,878
Sunoco, Inc. (a)                              3,442          91,247
Tesoro Corp. (a)                              4,078          62,190
Valero Energy Corp.                          15,197         301,508
Williams Cos., Inc. (The)                    17,043         240,306
XTO Energy, Inc.                             17,226         597,053
                                                      --------------
                                                         24,068,112
                                                      --------------

OIL GAS & CONSUMABLE FUELS (0.0%)
Pioneer Natural Resources Co.                 3,466          80,134
                                                      --------------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                      12,592         159,415
MeadWestvaco Corp.                            5,031          78,785
Weyerhaeuser Co.                              6,223         219,423
                                                      --------------
                                                            457,623
                                                      --------------

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                          12,555         285,752
Estee Lauder Cos., Inc. (The),
   Class A (a)                                3,412         102,019
                                                      --------------
                                                            387,771
                                                      --------------

PHARMACEUTICALS (7.0%)
Abbott Laboratories                          45,696       1,912,378
Allergan, Inc.                                9,057         422,600
Bristol-Myers Squibb Co.                     58,302       1,119,398
Eli Lilly & Co.                              29,890         983,979


                                    Continued


                                           SHARES         VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
PHARMACEUTICALS, CONTINUED
Forest Laboratories, Inc. *                   8,876   $     192,520
Johnson & Johnson                            81,553       4,270,115
King Pharmaceuticals, Inc. *                  7,259          57,201
Merck & Co., Inc.                            62,265       1,509,304
Mylan, Inc. * (a)                             8,974         118,905
Pfizer, Inc.                                199,219       2,661,566
Schering-Plough Corp.                        47,875       1,102,082
Watson Pharmaceuticals, Inc. * (a)            3,081          95,326
Wyeth                                        39,214       1,662,674
                                                      --------------
                                                         16,108,048
                                                      --------------

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Apartment Investment & Management
   Co., Class A                               3,867          28,229
AvalonBay Communities, Inc. (a)               2,345         133,219
Boston Properties, Inc. (a)                   3,558         175,836
Equity Residential (a)                        8,011         183,372
HCP, Inc. (a)                                 7,441         163,330
Health Care, Inc.                             3,340         113,794
Host Hotels & Resorts, Inc.                  15,390         118,349
Kimco Realty Corp.                            6,744          81,063
Plum Creek Timber Co., Inc. (a)               4,912         169,562
ProLogis                                      7,824          71,277
Public Storage                                3,692         246,847
Simon Property Group, Inc. (a)                7,457         384,781
Ventas, Inc.                                  4,216         120,746
Vornado Realty Trust                          4,113         201,085
                                                      --------------
                                                          2,191,490
                                                      --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT
   (0.0%)
CB Richard Ellis Group, Inc., Class A * (a)   6,568          49,260
                                                      --------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe Corp.            8,125         548,275
CSX Corp.                                    11,938         353,246
Norfolk Southern Corp.                       10,905         389,090
Ryder System, Inc.                            1,638          45,356
Union Pacific Corp.                          14,915         732,923
                                                      --------------
                                                          2,068,890
                                                      --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.4%)
Advanced Micro Devices, Inc. * (a)           17,920          64,691
Altera Corp. (a)                              8,758         142,843
Analog Devices, Inc.                          8,576         182,497
Applied Materials, Inc.                      39,514         482,466
Broadcom Corp., Class A *                    12,585         291,846
Intel Corp.                                 163,807       2,584,875
Kla-Tencor Corp.                              4,973         137,951
Linear Technology Corp. (a)                   6,530         142,223
LSI Corp. *                                  18,998          72,952


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, CONTINUED
MEMC Electronic Materials, Inc. *             6,610   $     107,082
Microchip Technology, Inc. (a)                5,357         123,211
Micron Technology, Inc. * (a)                22,494         109,771
National Semiconductor Corp. (a)              5,745          71,066
Novellus Systems, Inc. *                      2,876          51,941
Nvidia Corp. *                               15,817         181,579
Teradyne, Inc. *                              4,985          29,611
Texas Instruments, Inc.                      37,606         679,164
Xilinx, Inc.                                  8,067         164,890
                                                      --------------
                                                          5,620,659
                                                      --------------

SOFTWARE (3.9%)
Adobe Systems, Inc. *                        15,637         427,672
Autodesk, Inc. *                              6,664         132,880
BMC Software, Inc. *                          5,522         191,448
CA, Inc.                                     11,601         200,117
Citrix Systems, Inc. *                        5,350         152,636
Compuware Corp. *                             7,259          54,297
Electronic Arts, Inc. *                       9,450         192,308
Intuit, Inc. *                                9,426         218,023
McAfee, Inc. * (a)                            4,495         168,742
Microsoft Corp. (c)                         225,776       4,574,222
Novell, Inc. *                               10,168          38,232
Oracle Corp.                                113,207       2,189,423
Salesforce.com, Inc. * (a)                    3,090         132,283
Symantec Corp. *                             24,055         414,949
                                                      --------------
                                                          9,087,232
                                                      --------------

SPECIALTY RETAIL (2.1%)
Abercrombie & Fitch Co., Class A (a)          2,563          69,355
AutoNation, Inc. * (a)                        3,177          56,265
AutoZone, Inc. * (a)                          1,127         187,521
Bed Bath & Beyond, Inc. * (a)                 7,648         232,652
Best Buy Co., Inc. (a)                        9,948         381,804
GameStop Corp., Class A *                     4,823         145,462
Gap, Inc. (The)                              13,732         213,395
Home Depot, Inc.                             50,291       1,323,659
Limited Brands, Inc.                          7,969          91,006
Lowe's Cos., Inc.                            43,166         928,069
Office Depot, Inc. *                          8,096          20,969
O'Reilly Automotive, Inc. *                   3,983         154,740
RadioShack Corp.                              3,683          51,857
Sherwin-Williams Co. (The)                    2,892         163,803
Staples, Inc.                                21,010         433,226
Tiffany & Co. (a)                             3,626         104,936
TJX Cos., Inc.                               12,262         342,968
                                                      --------------
                                                          4,901,687
                                                      --------------

TEXTILES APPAREL & LUXURY GOODS (0.5%)
Coach, Inc. *                                 9,628         235,886
Nike, Inc., Class B                          11,382         597,214


                                    Continued


                                           SHARES          VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS,
   CONTINUED
Polo Ralph Lauren Corp. (a)                   1,657   $      89,213
VF Corp.                                      2,594         153,746
                                                      --------------
                                                          1,076,059
                                                      --------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.                    15,351         192,809
People's United Financial, Inc.              10,242         159,980
                                                      --------------
                                                            352,789
                                                      --------------

TOBACCO (1.6%)
Altria Group, Inc.                           61,163         998,792
Lorillard, Inc.                               4,950         312,494
Philip Morris International, Inc.            59,150       2,141,230
Reynolds American, Inc.                       4,978         189,064
                                                      --------------
                                                          3,641,580
                                                      --------------

TRADING COMPANIES & DISTRIBUTORS
   (0.1%)
Fastenal Co. (a)                              3,806         145,998
WW Grainger, Inc.                             1,904         159,708
                                                      --------------
                                                            305,706
                                                      --------------

UTILITIES (0.1%)
AES Corp. (The) *                            19,813         140,078
Constellation Energy Group, Inc.              5,861         141,133
Dynegy, Inc., Class A *                      14,895          26,513
                                                      --------------
                                                            307,724
                                                      --------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.3%)
American Tower Corp., Class A *              11,683         371,052
Sprint Nextel Corp. *                        84,136         366,833
                                                      --------------
                                                            737,885
                                                      --------------

TOTAL COMMON STOCKS                                     223,507,085
                                                      --------------

INVESTMENT COMPANIES (6.0%)
State Street Navigator Securities
   Lending Portfolio (d)                 13,898,403      13,898,403
                                                      --------------

TOTAL INVESTMENT COMPANIES                               13,898,403
                                                      --------------

INVESTMENTS IN AFFILIATES (2.8%)
Fifth Third Bancorp (a)                      17,008          69,733
Fifth Third Institutional Money
   Market Fund (b)                        6,370,417       6,370,417
                                                      --------------

TOTAL INVESTMENTS IN AFFILIATES                           6,440,150
                                                      --------------


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                                           VALUE
                                                      --------------

TOTAL INVESTMENTS (COST $164,520,984) - 105.7%        $ 243,845,638

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%          (13,266,944)
                                                      --------------

NET ASSETS - 100.0%                                   $ 230,578,694
                                                      ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) All or part of this security has been designated as collateral for futures contracts.

(d) Represents investments of cash collateral received in connection with securities lending.


                     See notes to schedules of investments.

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                        ------------  --------------

FOREIGN STOCKS (91.2%)
AUSTRALIA (7.5%)
Australia & New Zealand Banking
   Group, Ltd.                               63,767   $     736,848
Bendigo and Adelaide Bank, Ltd.              72,610         361,998
BHP Billiton, Ltd.                           76,411       1,847,540
Billabong International, Ltd.               137,853       1,051,939
BlueScope Steel, Ltd. (a)                   100,635         171,139
Coca-Cola Amatil, Ltd.                       18,492         122,833
Commonwealth Bank of Australia               72,285       1,844,438
Foster's Group, Ltd.                         31,955         122,387
Goodman Fielder, Ltd.                       876,430         732,487
Leighton Holdings, Ltd. (a)                  36,213         554,516
Macquaire Group, Ltd. (a)                    48,940       1,190,788
National Australia Bank, Ltd.               108,315       1,623,951
Qantas Airways, Ltd.                        424,366         610,648
QBE Insurance Group, Ltd.                    86,399       1,368,204
Telstra Corp., Ltd.                         254,134         615,024
Westpac Banking Corp.                        85,607       1,194,526
Woolworths, Ltd.                             73,463       1,426,560
                                                      --------------
                                                         15,575,826
                                                      --------------

AUSTRIA (0.5%)
Raiffeisen International Bank
   Holding AG                                19,640         688,361
Voestalpine AG                               16,403         317,946
                                                      --------------
                                                          1,006,307
                                                      --------------

BELGIUM (0.3%)
Anheuser-Busch InBev NV (a)                  20,746         639,974
Belgacom SA                                   2,296          67,091
                                                      --------------
                                                            707,065
                                                      --------------

DENMARK (1.1%)
Coloplast A/S, Series B                       8,643         594,121
Danisco A/S                                  29,506         974,816
Novo Nordisk A/S, Class B                    14,792         708,084
                                                      --------------
                                                          2,277,021
                                                      --------------

FINLAND (0.5%)
Orion Oyj, Class B                           32,019         466,007
Pohjola Bank PLC, Class A                    79,015         590,678
Rautaruukki Oyj                               3,481          65,493
                                                      --------------
                                                          1,122,178
                                                      --------------

FRANCE (9.7%)
AXA SA (a)                                   61,324       1,034,101
BNP Paribas *                                 3,378         179,895
Bouygues SA (a)                              54,760       2,356,169
Casino Guichard Perrachon SA                  1,865         117,383
CNP Assurances                               12,191         966,020
France Telecom SA (c)                       120,641       2,692,790
Neopost SA                                   16,678       1,418,334
Sanofi-Aventis SA (c)                        58,442       3,384,497
SCOR SE                                      24,542         518,570


                                    Continued


                                          SHARES           VALUE
                                        ------------  --------------

FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
Total SA (c)                                 44,637   $   2,264,625
Vallourec SA                                 23,103       2,549,030
Vivendi (a)                                  97,511       2,640,973
                                                      --------------
                                                         20,122,387
                                                      --------------

GERMANY (7.0%)
Allianz SE (a)                                5,146         474,837
BASF SE (a)                                  76,063       2,875,254
Bayerische Motoren Werke AG (a)              30,161       1,047,533
Deutsche Lufthansa AG (a)                   151,710       1,940,031
E.ON AG (a)                                   3,493         118,497
Hannover Rueckversicherung AG *              22,044         716,619
Muenchener Rueckversicherungs AG (a)          7,136         987,879
RWE AG (a)                                   36,852       2,661,746
Salzgitter AG (a)                            28,072       2,003,442
ThyssenKrupp AG (a)                          49,826       1,070,618
Volkswagen AG (a)                             1,750         553,919
Wacker Chemie AG                              2,102         217,987
                                                      --------------
                                                         14,668,362
                                                      --------------

GREAT BRITAIN (15.2%)
Antofagasta PLC                               4,834          42,192
AstraZeneca PLC (c)                          85,572       3,019,192
Aviva PLC                                    33,701         157,294
BAE Systems PLC                              61,511         325,994
Barclays PLC                                 16,370          68,171
BHP Billiton PLC                             55,233       1,163,535
BP PLC (c)                                  551,673       3,937,764
British American Tobacco PLC                 67,548       1,637,805
BT Group PLC                                186,851         259,833
Cable & Wireless PLC                        154,739         343,369
Centrica PLC                                107,554         361,179
Compass Group PLC                            27,475         131,690
Diageo PLC (a)                               20,401         245,365
Drax Group PLC                              217,992       1,664,029
Firstgroup PLC                              197,639         973,616
GlaxoSmithKline PLC                         136,809       2,123,053
HSBC Holdings PLC                           201,522       1,432,473
Investec PLC                                 92,800         449,604
J Sainsbury PLC                              66,426         324,773
Legal & General Group PLC                   150,865         130,115
Lloyds Banking Group PLC                    187,508         310,677
Man Group PLC                               170,140         638,050
National Grid PLC                            74,991         626,244
Next PLC                                     89,560       2,166,220
Old Mutual PLC                              343,265         346,833
Reckitt Benckiser Group PLC                   9,952         392,649
SABMiller PLC                                71,500       1,207,933
Scottish & Southern Energy PLC                7,923         129,867
Stagecoach Group PLC                        200,047         388,420
Standard Chartered PLC                       60,918         953,459
Standard Life PLC                           139,665         393,185
Tate & Lyle PLC                             170,831         697,504


                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                        ------------  --------------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Tomkins PLC                                 254,512   $     656,072
United Utilities Group PLC                   86,083         647,558
Vedanta Resources PLC                        27,543         437,609
Vodafone Group PLC                        1,553,909       2,866,571
                                                      --------------
                                                         31,649,897
                                                      --------------

GREECE (1.0%)
EFG Eurobank Ergasias SA *                  141,709       1,124,971
OPAP SA                                      32,573       1,010,201
                                                      --------------
                                                          2,135,172
                                                      --------------

HONG KONG (1.8%)
BOC Hong Kong Holdings, Ltd.                    147             210
Chinese Estates Holdings, Ltd.              353,000         441,816
CLP Holdings, Ltd.                          125,500         849,346
Hang Seng Bank, Ltd.                         40,380         451,472
Hong Kong Exchanges and Clearing,
   Ltd.                                      74,800         872,018
HongKong Electric Holdings                   32,000         189,521
Hopewell Highway Infrastructure,
   Ltd.                                       1,600             871
Hutchison Whampoa, Ltd.                      14,000          82,735
NWS Holdings, Ltd.                           52,000         105,073
Orient Overseas (International),
   Ltd.                                      15,564          45,186
Television Broadcasts, Ltd.                  63,000         223,953
Wheelock & Co., Ltd.                        189,201         411,601
                                                      --------------
                                                          3,673,802
                                                      --------------

IRELAND (0.6%)
CRH PLC                                      28,111         739,038
Experian PLC                                 64,905         432,077
                                                      --------------
                                                          1,171,115
                                                      --------------

ITALY (3.4%)
Enel SpA                                    474,370       2,593,717
ENI SpA (c)                                 157,674       3,431,773
Mediaset SpA                                111,619         631,714
Prysmian SpA                                 28,371         348,725
                                                      --------------
                                                          7,005,929
                                                      --------------

JAPAN (21.6%)
ABC-Mart, Inc.                               12,000         247,009
Aeon Co., Ltd. (a)                           59,700         464,912
Aeon Credit Service Co., Ltd. (a)            59,700         677,996
Aisin Seiki Co., Ltd.                        45,218         921,600
Asahi Glass Co., Ltd.                       114,000         677,388
Asahi Kasei Corp.                           312,000       1,252,809
Astellas Pharma, Inc.                        38,700       1,259,653
Bridgestone Corp.                             8,600         127,317
Canon, Inc.                                      99           2,961
Central Japan Railway Co.                        18         106,408


                                    Continued


                                          SHARES           VALUE
                                        ------------  --------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Chubu Electric Power Co., Inc.                1,500   $      33,005
Cosmo Oil Co., Ltd. (a)                      12,000          34,192
Dai Nippon Printing Co., Ltd.                45,000         475,005
Daito Trust Construction Co., Ltd.           15,400         638,674
East Japan Railway Co.                        3,600         202,961
Eisai Co., Ltd.                               9,800         263,831
Electric Power Development Co., Ltd.         15,800         459,004
Fast Retailing Co., Ltd.                      6,200         647,536
Fukuoka Financial Group, Inc.               104,000         318,475
Furukawa Electric Co., Ltd.                 196,000         584,303
Hino Motors, Ltd. (a)                       232,686         665,356
Hitachi Construction Machinery Co.,
   Ltd.                                       3,800          51,170
Honda Motor Co., Ltd.                        41,800       1,205,851
Inpex Corp.                                      17         107,392
ITOCHU Corp.                                 67,000         357,351
JFE Holdings, Inc.                           29,100         789,318
JTEKT Corp.                                  22,000         210,586
Jupiter Telecommunications Co., Ltd.             31          21,784
Kansai Electric Power Co.,
   Inc. (The)                                32,500         662,391
Kao Corp.                                    61,000       1,144,910
Kawasaki Kisen Kaisha, Ltd. (a)              16,000          59,866
KDDI Corp.                                       20          89,637
Keio Corp.                                   48,000         272,561
Kobe Steel, Ltd.                            233,997         384,380
Kubota Corp. (a)                            102,000         608,153
Kyushu Electric Power Co., Inc.              32,000         660,312
Lawson, Inc. (a)                             21,500         832,793
Mitsubishi Corp.                             48,800         747,191
Mitsubishi Materials Corp. *                 72,000         207,341
Mitsubishi UFJ Financial Group, Inc.        136,562         740,830
Mitsubishi UFJ Lease & Finance Co.,
   Ltd. (a)                                  36,534         840,927
Mitsui & Co., Ltd.                           28,000         294,707
Mitsui Fudosan Co., Ltd.                     62,000         777,043
Mitsui OSK Lines, Ltd. (a)                   31,000         176,344
Mitsui Sumitomo Insurance Group
   Holdings, Inc.                             2,600          70,523
Nidec Corp.                                   2,700         148,114
Nintendo Co., Ltd.                            2,800         746,988
Nippon Mining Holdings, Inc.                 73,000         331,616
Nippon Paper Group, Inc.                      6,600         187,386
Nippon Steel Corp.                           59,000         197,424
Nippon Telegraph & Telephone Corp.            8,300         309,714
Nippon Yusen KK                              29,000         118,211
Nissan Motor Co., Ltd.                       44,032         227,706
Nisshin Steel Co., Ltd. (a)                 100,000         192,659
Nomura Research Institute, Ltd. (a)          22,200         392,586
NSK, Ltd. (a)                                43,000         190,539
NTN Corp. (a)                                19,000          62,807
NTT Data Corp.                                   42         109,961
NTT DoCoMo, Inc.                                649         901,572


                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                        ------------  --------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Oracle Corp.                                  2,300   $      80,927
OSAKA Titanium Technologies Co. (a)          11,200         336,727
Ricoh Co., Ltd. (a)                          95,500       1,164,941
Sankyo Co., Ltd.                                900          45,447
Seven & I Holdings Co., Ltd.                 25,900         584,339
Seven Bank, Ltd. (a)                            275         646,928
Sharp Corp.                                  61,000         634,618
Shinsei Bank, Ltd. *                             93             122
Sompo Japan Insurance, Inc.                  93,000         554,492
Sony Financial Holdings, Inc. (a)               269         842,841
Sumco Corp. (a)                             130,000       1,892,922
Sumitomo Corp.                               75,100         649,567
Sumitomo Mitsui Financial Group,
   Inc. (a)                                  16,200         558,507
Sumitomo Realty & Development Co.,
   Ltd. (a)                                   3,000          35,743
Sumitomo Trust & Banking Co.,
   Ltd. (The)                               246,000       1,020,219
Taiheiyo Cement Corp. *                     215,000         377,155
Takeda Pharmaceutical Co., Ltd.              17,700         628,169
Takefuji Corp. (a)                           63,620         339,969
TDK Corp.                                     9,800         442,202
Tohoku Electric Power Co., Inc.              17,700         368,825
Tokyo Electric Power Co.,
   Inc. (The) (a)                            32,100         751,886
Tokyo Electron, Ltd.                         14,200         645,062
Tokyu Land Corp.                             31,000         103,103
TonenGeneral Sekiyu KK                       34,000         323,038
Tosoh Corp.                                  76,077         174,340
Toyota Motor Corp. (c)                       90,100       3,517,390
UNY Co., Ltd.                                69,000         501,653
USS Co., Ltd.                                16,050         724,219
West Japan Railway Co.                          527       1,613,811
                                                      --------------
                                                         45,050,201
                                                      --------------

LUXEMBOURG (0.0%)
Reinet Investments SCA                          101           1,072
                                                      --------------

NETHERLANDS (4.0%)
Fugro NV (a)                                 35,410       1,279,734
ING Groep NV                                 83,447         782,356
Koninklijke Ahold NV (a)                    175,098       1,930,292
Koninklijke Boskalis Westminster NV           5,700         134,015
Royal Dutch Shell PLC, Class A               60,541       1,408,799
Royal Dutch Shell PLC, Class B (c)          121,827       2,806,098
                                                      --------------
                                                          8,341,294
                                                      --------------

NORWAY (1.3%)
DnB NOR ASA *                               169,200       1,075,983
Orkla ASA (a)                                 7,600          55,276
StatoilHydro ASA                             81,899       1,556,833
                                                      --------------
                                                          2,688,092
                                                      --------------


                                    Continued


                                          SHARES           VALUE
                                        ------------  --------------

FOREIGN STOCKS, CONTINUED
PORTUGAL (0.1%)
Portugal Telecom SGPS SA                     30,143   $     231,716
                                                      --------------

SINGAPORE (1.7%)
Jardine Cycle & Carriage, Ltd.               48,194         464,850
Neptune Orient Lines, Ltd. (a)              368,000         323,134
Oversea-Chinese Banking Corp., Ltd.             446           1,771
SembCorp Industries, Ltd.                   276,000         508,936
Singapore Airlines, Ltd.                        270           1,951
Singapore Exchange, Ltd.                    245,000       1,037,589
United Overseas Bank, Ltd.                   40,529         314,815
Wilmar International, Ltd.                  398,000         962,405
                                                      --------------
                                                          3,615,451
                                                      --------------

SPAIN (4.2%)
ACS Actividades de Construccion y
   Servicios SA                               9,972         500,710
Banco Santander SA                          262,740       2,527,279
Mapfre SA                                   271,513         779,548
Repsol YPF SA                                82,584       1,581,091
Telefonica SA (c)                           181,593       3,462,228
                                                      --------------
                                                          8,850,856
                                                      --------------

SWEDEN (3.2%)
Alfa Laval AB (a)                           131,937       1,184,987
Hennes & Mauritz AB, B Shares (a)            37,328       1,682,100
Investor AB, B Shares                        18,351         268,044
Skandinaviska Enskilda Banken AB,
   Series A * (a)                           122,794         485,415
SKF AB, Class B                              34,205         379,496
Svenska Handelsbanken AB, Class A (a)        60,146       1,059,836
Telefonaktiebolaget LM Ericsson,
   B Shares (a)                             181,501       1,601,941
                                                      --------------
                                                          6,661,819
                                                      --------------

SWITZERLAND (6.5%)
Baloise Holding AG                           13,604       1,009,558
Credit Suisse Group AG                        3,887         151,890
Geberit AG                                    7,699         826,326
Holcim, Ltd.                                 33,185       1,699,447
Nestle SA (c)                                63,465       2,077,410
Novartis AG (c)                              93,815       3,567,329
Roche Holding AG                              5,759         729,115
SGS SA                                        1,690       1,905,664
Swisscom AG                                   5,603       1,467,821
UBS AG *                                      3,592          50,197
Zurich Financial Services AG                    709         133,060
                                                      --------------
                                                         13,617,817
                                                      --------------

TOTAL FOREIGN STOCKS                                    190,173,379
                                                      --------------


                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------


                                          SHARES          VALUE
                                        ------------  --------------

INVESTMENT COMPANIES (13.6%)
UNITED STATES (13.6%)
iShares MSCI EAFE Index Fund (a)            121,600   $   5,097,472
State Street Navigator Securities
   Lending Portfolio (d)                 23,215,335      23,215,335
                                                      --------------

TOTAL INVESTMENT COMPANIES                               28,312,807
                                                      --------------

PREFERRED STOCKS (0.7%)
GERMANY (0.7%)
Bayerische Motoren Werke AG                  19,251         405,498
RWE AG                                       17,721       1,102,462
                                                      --------------

TOTAL PREFERRED STOCKS                                    1,507,960
                                                      --------------

RIGHTS (0.0%)
JAPAN (0.0%)
Dowa Holdings Co., Ltd. *                    28,000               -
                                                      --------------

TOTAL RIGHTS                                                      -
                                                      --------------

INVESTMENTS IN AFFILIATES (3.9%)
UNITED STATES (3.9%)
Fifth Third Institutional Money
   Market Fund (b)                        8,097,304       8,097,304
                                                      --------------

TOTAL INVESTMENTS IN AFFILIATES                           8,097,304
                                                      --------------

TOTAL INVESTMENTS (COST $271,468,135) - 109.4%          228,091,450

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%          (19,687,513)
                                                      --------------

NET ASSETS - 100.0%                                   $ 208,403,937
                                                      ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) All or part of this security has been designated as collateral for futures contracts.

(d) Represents investments of cash collateral received in connection with securities lending.


                                    Continued


INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:

Aerospace & Defense                                          0.2%
Agricultural Operations                                      0.5%
Airlines                                                     1.2%
Apparel Manufacturers                                        0.5%
Auto/Truck Parts & Equipment                                 0.5%
Auto-Cars & Light Trucks                                     3.3%
Auto-Medium & Heavy Duty Trucks                              0.3%
Automotive Retail                                            0.3%
Beverages-Non-alcoholic                                      0.1%
Beverages-Wine & Spirits                                     0.1%
Brewery                                                      0.9%
Building & Construction-Miscellaneous                        1.5%
Building & Construction Production-Miscellaneous             0.4%
Building-Heavy Construction                                  0.2%
Building Production-Cement/Aggregate                         1.4%
Building Products-Doors & Windows                            0.3%
Cable TV                                                       --^
Cellular Telecom                                             1.8%
Chemicals-Diversified                                        2.2%
Commercial Banks Non-U.S.                                    9.7%
Commercial Services                                          0.9%
Commercial Services-Finance                                  0.2%
Computers-Memory Devices                                     0.2%
Cosmetics & Toiletries                                       0.5%
Distribution/Wholesale                                       0.2%
Diversified Financial Services                               0.2%
Diversified Manufacturing Operations                         0.3%
Diversified Minerals                                         1.5%
Diversified Operations                                       0.9%
Electric Products-Miscellaneous                              0.3%
Electric-Generation                                          0.2%
Electric-Integrated                                          4.9%
Electric-Transmission                                        0.3%
Electronic Components-Miscelleneous                          0.1%
Electronic Components-Semiconductors                         0.9%
Engineering/R&D Services                                     0.2%
Enterprise Software/Services                                 0.2%
Fifth Third Funds                                            3.9%
Filtration/Separation Products                               0.6%
Finance-Consumer Loans                                       0.2%
Finance-Credit Card                                          0.3%
Finance-Investment Banker/Broker                             0.8%
Finance-Leasing Company                                      0.4%
Finance-Other Services                                       1.2%
Food-Catering                                                0.1%
Food-Miscellaneous/Diversified                               1.8%
Food-Retail                                                  1.8%
Gambling (Non-Hotel)                                         0.5%
Gas-Distribution                                             0.2%
Household & Personal Products                                0.2%
Import/Export                                                1.0%
Investment Companies                                        13.6%
Leisure & Recreation Products                                  --^



                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY, CONTINUED:

Life/Health Insurance                                          0.9%
Machinery-Construction & Mining                                  --^
Machinery-Farm                                                 0.3%
Medical-Drugs                                                  7.7%
Medical Products                                               0.3%
Metal Processors & Fabricators                                 0.3%
Metal-Diversified                                              0.2%
Multi-Line Insurance                                           2.5%
Multimedia                                                     1.3%
Networking Products                                            0.1%
Non-Ferrous Metals                                             0.3%
Office Automation & Equipment                                  1.2%
Oil Company-Exploration & Production                           0.1%
Oil Company-Integrated                                         8.2%
Oil-Field Services                                             0.6%
Oil Refining & Marketing                                       0.3%
Paper & Related Products                                       0.1%
Printing-Commercial                                            0.2%
Property/Casualty Insurance                                    1.0%
Public Thoroughfare                                              --^
Real Estate Management/Services                                0.3%
Real Estate Operations/Development                             0.8%
Reinsurance                                                    1.1%
Retail-Apparel/Shoes                                           2.3%
Retail-Convenience Store                                       0.4%
Retail-Miscellaneous/Diversified                               0.7%
Rubber-Tires                                                   0.1%
Semiconductor Equipment                                        0.3%
Steel-Producers                                                3.7%
Sugar                                                          0.3%
Telecom Services                                               0.2%
Telephone-Integrated                                           4.4%
Television                                                     0.4%
Tobacco                                                        0.8%
Toys                                                           0.4%
Transportation-Marine                                          0.3%
Transportation-Rail                                            1.1%
Transportation-Services                                        0.7%
Water                                                          0.3%
Wire & Cable Products                                          0.4%
Wireless Equipment                                             0.8%
--------------------------------------
^ Amount is less than 0.05%.


                     See notes to schedules of investments.

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT         VALUE
                                     ------------  --------------

ASSET-BACKED SECURITIES (3.1%)
AUTOMOBILE ABS OTHER (1.4%)
Susquehanna Auto Lease Trust,
   Series 2007-1, Class B, 5.31%,
   7/14/10 (b)                      $  1,000,000   $     988,765
                                                   --------------

MANUFACTURED HOUSING ABS OTHER (0.5%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                    566,764         376,568
                                                   --------------

OTHER ABS (1.2%)
Aerco, Ltd., Series 2A, Class A3,
   0.91%, 7/15/25 (a) (b) (f)            823,974         255,432
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3, 0.61%,
   4/25/36 (a)                           970,356         637,358
                                                   --------------
                                                         892,790
                                                   --------------

TOTAL ASSET-BACKED SECURITIES                          2,258,123
                                                   --------------

CORPORATE BONDS (23.3%)
CABLE TV (1.4%)
COX Communications, Inc., 7.75%,
   11/1/10                             1,000,000       1,020,253
                                                   --------------

COMMERCIAL BANKS-CENTRAL U.S. (0.7%)
SunTrust Bank, 3.00%, 11/16/11           500,000         515,412
                                                   --------------

COMMERCIAL BANKS-EASTERN U.S. (0.4%)
Emigrant Capital Trust, 4.15%, 12/10/33
   (Callable 6/1/09 @ 100) (a) (b)     1,000,000         266,642
                                                   --------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.7%)
First Tennessee Capital II, Series B,
   6.30%, 4/15/34, (Callable
   6/1/09 @ 100)                       1,500,000         760,671
Union Planters Corp., 4.38%, 12/1/10     500,000         472,915
                                                   --------------
                                                       1,233,586
                                                   --------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
General Electric Capital Corp.,
   6.88%, 1/10/39                      1,000,000         783,538
                                                   --------------

ELECTRIC-INTEGRATED (1.7%)
FPL Group Capital, Inc., 6.65%,
   6/15/67, (Callable 6/15/17 @ 100)   1,000,000         725,000
Public Service Co. of Oklahoma,
   Series C, 4.85%, 9/15/10              500,000         502,095
                                                   --------------
                                                       1,227,095
                                                   --------------

FINANCE-CONSUMER LOANS (0.4%)
SLM Corp., Series CPI, 2.16%,
   11/21/13 (a)                        1,000,000         312,100
                                                   --------------


                         Continued


                                       PRINCIPAL
                                        AMOUNT         VALUE
                                     ------------  --------------

CORPORATE BONDS, CONTINUED
FINANCE-INVESTMENT BANKER/
   BROKER (1.2%)
Bear Stearns Cos. LLC (The), 4.65%,
   7/2/18                            $ 1,000,000   $     854,403
                                                    -------------

FINANCE-MORTGAGE LOAN/BANKER (0.1%)
Countrywide Home Loans, Inc., Series
   K, 5.63%, 7/15/09                     100,000          99,683
                                                    -------------

FINANCE-OTHER SERVICES (0.5%)
Cullen Frost Cap Trust I, 2.81%,
   3/1/34, (Callable 6/1/09 @ 100) (a) 1,000,000         392,499
                                                    -------------

FINANCIAL GUARANTEE INSURANCE (0.7%)
Radian Group, Inc., 5.63%, 2/15/13     1,000,000         475,000
                                                    -------------

FOOD-MISC/DIVERSIFIED (0.6%)
General Mills, Inc., 5.20%, 3/17/15      400,000         403,047
                                                    -------------

INSURANCE BROKERS (0.5%)
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                500,000         336,112
                                                    -------------

MACHINERY-CONSTRUCTION & MINING (0.7%)
Joy Global, Inc., 6.00%, 11/15/16        625,000         508,232
                                                    -------------

MONEY CENTER BANKS (1.4%)
Deutsche Bankers Trust Corp., 7.25%,
   10/15/11                            1,000,000       1,024,577
                                                    -------------

MULTIMEDIA (2.2%)
Time Warner Entertainment Co. L.P.,
   8.88%, 10/1/12                      1,500,000       1,619,400
                                                    -------------

REAL ESTATE INVESTMENT TRUSTS (2.9%)
HCP, Inc., 6.70%, 1/30/18                850,000         666,784
Realty Income Corp., 6.75%, 8/15/19      900,000         661,966
Simon Property Group L.P., 6.35%,
   8/28/12                               850,000         799,963
                                                    -------------
                                                       2,128,713
                                                    -------------

REINSURANCE (0.7%)
Berkshire Hathaway Finance Corp.,
   4.60%, 5/15/13                        500,000         510,557
                                                    -------------

RETAIL-DRUG STORE (1.0%)
CVS Pass Through Trust, 7.77%,
   1/10/12 (b)                           677,967         726,523
                                                    -------------

RETAIL-OFFICE SUPPLIES (1.3%)
Staples, Inc., 9.75%, 1/15/14            850,000         932,764
                                                    -------------



                          Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT         VALUE
                                     ------------  --------------

CORPORATE BONDS, CONTINUED
SPECIAL PURPOSE ENTITY (0.6%)
HVB Funding Trust I, 8.74%, 6/30/31,
   (Callable 6/30/29 @ 100) (b)      $ 1,000,000   $     450,000
                                                  --------------

SUPER-REGIONAL BANKS-U.S. (1.0%)
National City Corp., 4.00%, 2/1/11       425,000         395,781
PNC Financial Services Group, Inc.,
   8.25%, 5/21/13 (a) (c) (e)            500,000         299,570
                                                   --------------
                                                         695,351
                                                   --------------

WIRELESS EQUIPMENT (0.5%)
Motorola, Inc., 6.50%, 11/15/28          500,000         365,000
                                                   --------------

TOTAL CORPORATE BONDS                                 16,880,487
                                                   --------------

FOREIGN BONDS (8.1%)
COMMERCIAL BANKS NON-U.S. (1.2%)
HBOS PLC, 5.38%, 11/1/13 (a) (b) (e)   2,000,000         880,060
                                                   --------------

DIVERSIFIED OPERATIONS (1.4%)
Hutchison Whampoa International,
   Ltd., 6.50%, 2/13/13 (b)            1,000,000       1,055,671
                                                   --------------



IMPORT/EXPORT (0.6%)
Export-Import Bank of Korea, 8.13%,
   1/21/14                               425,000         445,725
                                                   --------------

INVESTMENT MANAGMENT/ADVISOR
    SERVICES (0.5%)
Invesco, Ltd., 5.38%, 2/27/13            500,000         367,700
                                                   --------------

MULTI-LINE INSURANCE (0.6%)
AXA SA, 6.46%, 12/14/18 (a) (b) (e)    1,000,000         399,528
                                                   --------------

SOVEREIGN (3.8%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/10                 BRL  1,730,000         791,325
Brazil, Federal Republic, Series F,
   10.00%, 1/1/12                 BRL  1,660,000         733,711
Mexico Government International Bond,
   Series A, 6.75%, 9/27/34          $ 1,000,000         971,000
Russia Government International Bond,
   8.25%, 3/31/10 (b)                    222,290         227,291
                                                   --------------
                                                       2,723,327
                                                   --------------


TOTAL FOREIGN BONDS                                    5,872,011
                                                   --------------

MORTGAGE-BACKED SECURITIES (8.3%)
CMBS OTHER (2.5%)
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2007-CD5,

   Class A2, 5.66%, 11/15/44           1,000,000         859,719


                         Continued


                                       PRINCIPAL
                                        AMOUNT          VALUE
                                     ------------   -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                           $   989,978    $    984,600
                                                    -------------
                                                       1,844,319
                                                    -------------

WL COLLATERAL CMO OTHER (3.4%)
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                        506,028         409,887
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-48, Class
   2A3, 4.56%, 10/25/33 (a)            1,094,357         939,934
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 4.97%, 4/20/35 (a)         304,274         187,063
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   3.74%, 12/25/32 (a)                    21,855          20,192
Wells Fargo Mortgage Backed
   Securities Trust, Series 2004-X,
   Class 1A5, 4.91%, 11/25/34 (a)      1,000,000         875,345
                                                    -------------
                                                       2,432,421
                                                    -------------

WL COLLATERAL CMO SEQUENTIAL (2.4%)
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-8, Class
   2A1, 4.50%, 6/25/19                   748,133         731,067
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.61%, 5/25/36
   (a)                                   651,679         454,346
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.79%, 4/25/37
   (a)                                   701,340         516,901
                                                    -------------
                                                       1,702,314
                                                    -------------

TOTAL MORTGAGE-BACKED SECURITIES                       5,979,054
                                                    -------------

U.S. GOVERNMENT AGENCIES (5.1%)
FANNIE MAE (0.5%)
4.28%, 7/1/18 (a)                        313,432         319,217
                                                    -------------

FREDDIE MAC (3.3%)
4.81%, 1/1/37 (a)                        900,961         932,944
5.00%, 9/15/25                           516,491         521,138
5.23%, 10/1/32 (a)                       151,810         152,063
6.50%, 9/1/22                            752,427         793,901
                                                    -------------
                                                       2,400,046
                                                    -------------

U.S. TREASURY NOTES (1.3%)
2.75%, 2/15/19 (c)                     1,000,000         968,590
                                                    -------------

TOTAL U.S. GOVERNMENT AGENCIES                         3,687,853
                                                    -------------



                          Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------


                                        SHARES         VALUE
                                     ------------  --------------

COMMON STOCKS (3.8%)
BEVERAGES (0.1%)
Diageo PLC ADR                             2,240   $     107,184
                                                   --------------

DIVERSIFIED TELECOMMUNICATION
   SERVICES (0.3%)
AT&T, Inc.                                 9,060         232,117
                                                   --------------


ELECTRIC UTILITIES (0.5%)
Duke Energy Corp. (c)                      7,940         109,652
Entergy Corp. (c)                          1,470          95,212
Southern Co. (The) (c)                     4,640         134,003
                                                   --------------
                                                         338,867
                                                   --------------

FOOD PRODUCTS (0.2%)
Kraft Foods, Inc., Class A (c)             4,784         111,946
                                                   --------------



HEALTHCARE EQUIPMENT & SUPPLIES (0.3%)
Becton Dickinson & Co.                     3,680         222,566
                                                   --------------

HOUSEHOLD PRODUCTS (0.3%)
Kimberly-Clark Corp.                       3,730         183,292
                                                  --------------

MULTI-UTILITIES (0.2%)
Wisconsin Energy Corp. (c)                 4,420         176,623
                                                   --------------

OIL & GAS (0.1%)
Spectra Energy Corp. (c)                   4,000          58,000
                                                   --------------

REAL ESTATE (0.4%)
Public Storage, Class A (c)               12,000         286,320
                                                   --------------

REAL ESTATE INVESTMENT TRUSTS (0.7%)
Annaly Capital Management, Inc.           28,000         393,960
Weingarten Realty Investors                7,025         109,168
                                                   --------------
                                                         503,128
                                                   --------------

ROAD & RAIL (0.1%)
Canadian Pacific Railway, Ltd.             2,670          95,746
                                                   --------------

TEXTILES APPAREL & LUXURY GOODS (0.1%)
VF Corp. (c)                               1,600          94,832
                                                   --------------

TOBACCO (0.5%)
Altria Group, Inc. (c)                     6,850         111,861
Philip Morris International, Inc.          6,850         247,970
                                                   --------------
                                                         359,831
                                                   --------------


TOTAL COMMON STOCKS                                    2,770,452
                                                   --------------

INVESTMENT COMPANIES (15.1%)
American Income Fund, Inc. (c)           135,400         834,064
Eaton Vance Tax-Advantaged Dividend
   Income Fund                            23,600         238,596

                         Continued


                                        SHARES          VALUE
                                     ------------   -------------

INVESTMENT COMPANIES, CONTINUED
ING Prime Rate Trust (c)                 160,400    $    627,164
State Street Navigator Securities
   Lending Portfolio (g)               8,299,435       8,299,435
Templeton Global Income Fund (c)          61,374         492,219
Van Kampen Senior Income Trust           152,000         439,280
                                                    -------------

TOTAL INVESTMENT COMPANIES                            10,930,758
                                                    -------------

CONVERTIBLE PREFERRED STOCK (2.9%)
AGRICULTURE OPERATIONS (1.4%)
Archer Daniels Midland Co.                30,000       1,005,600
                                                    -------------

MEDICAL-DRUGS (1.5%)
Mylan, Inc.                                  550         468,600
Schering-Plough Corp.                      2,750         580,910
                                                    -------------
                                                       1,049,510
                                                    -------------

TOTAL CONVERTIBLE PREFERRED STOCK                      2,055,110
                                                    -------------


PREFERRED STOCKS (39.5%)
CABLE TV (2.1%)
Comcast Corp., 7.00% (c)                  20,000         449,000
Comcast Corp., Series B, 7.00% (c)        50,000       1,094,500
                                                    -------------
                                                       1,543,500
                                                    -------------

CELLULAR TELECOM (0.9%)
US Cellular Corp., 7.50%                      88           1,597
US Cellular Corp., 8.75% (c)              31,500         630,315
                                                    -------------
                                                         631,912
                                                    -------------

CLOSED-END FUNDS (1.5%)
Source Capital, Inc., 2.40%               35,600       1,068,000
                                                    -------------

COMMERCIAL BANKS-EASTERN U.S. (1.0%)
HSBC USA, Inc., Series G, 4.00% (a)       60,000         690,000
                                                    -------------

COMMERCIAL BANKS NON-U.S. (1.7%)
Barclays Bank PLC, 8.13%                  36,000         572,040
Barclays Bank PLC, Series 2,
   6.63% (c)                              46,900         650,034
                                                    -------------
                                                       1,222,074
                                                    -------------

DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America Corp., Series G,
   3.00% (a)                              80,000         657,600
Citigroup Capital VII, 7.13% (c)         124,925       1,524,085
                                                    -------------
                                                       2,181,685
                                                    -------------

ELECTRIC-INTEGRATED (4.0%)
American Electric Power Co., Inc.,
   8.75% (c)                              16,000         423,680
Constellation Energy Group, Inc.,
   Series A, 8.63% (c)                    23,000         458,850

                          Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------


                                       SHARES          VALUE
                                     ------------  --------------

PREFERRED STOCKS, CONTINUED
ELECTRIC-INTEGRATED, CONTINUED
Entergy Arkansas, Inc., 6.00% (c)         45,600   $   1,146,840
Xcel Energy, Inc., 7.60% (c)              33,000         831,270
                                                   --------------
                                                       2,860,640
                                                   --------------

FINANCE-CONSUMER LOANS (0.9%)
HSBC Finance Corp., 6.88% (c)             32,800         671,416
                                                   --------------

FINANCE-CREDIT CARD (0.7%)
MBNA Capital, Series D, 8.13% (c)         37,800         527,310
                                                   --------------

FINANCE-INVESTMENT BANKER/
   BROKER (2.4%)
Bear Stearns Capital Trust III,
   7.80% (c)                              26,100         567,936
Credit Suisse, Ltd., 7.90% (c)            16,000         320,000
Goldman Sachs Group, Inc. (The),
   Series A, 3.75% (a) (c)                40,000         538,400
Merrill Lynch Preferred Capital
   Trust III, 7.00% (c)                    9,800         118,384
Morgan Stanley Capital Trust VIII,
   6.45% (c)                              10,800         175,392
                                                   --------------
                                                       1,720,112
                                                   --------------

FINANCE-MORTGAGE LOAN/BANKER (0.6%)
Countrywide Capital IV, 6.75%             36,000         432,720
                                                   --------------

FINANCIAL GUARANTEE INSURANCE (1.3%)
Financial Security Assurance
   Holdings, Ltd., 6.25%                 100,350         906,161
                                                   --------------

INVESTMENT MANAGMENT/ADVISOR
    SERVICES (0.8%)
Deutsche Bank Contingent Capital
   Trust III, 7.60%                       36,000         567,000
                                                   --------------

LIFE & HEALTH INSURANCE (0.4%)
AAG Holding Co., Inc., 7.25%              20,000         294,200
                                                   --------------

MISCELLANEOUS (0.5%)
Duke Realty Corp., Series L,
   6.60% (c)                              30,000         388,500
                                                   --------------

MULTI-LINE INSURANCE (3.1%)
Aegon NV, Series 1, 4.00% (a)             51,900         392,883
ING Groep NV, 7.20% (c)                   41,200         501,816
ING Groep NV, 8.50%                       20,000         282,600
MetLife, Inc., Series A, 4.00% (a)        40,000         520,800
MetLife, Inc., Series B, 6.50%            30,000         549,000
                                                   --------------
                                                       2,247,099
                                                   --------------

REAL ESTATE (0.8%)
Public Storage, Series L, 6.75% (c)       30,000         571,800
                                                   --------------

                         Continued


                                        SHARES          VALUE
                                     ------------   -------------

PREFERRED STOCKS, CONTINUED
REAL ESTATE INVESTMENT TRUSTS (4.2%)
CBL & Associates Properties, Inc.,
   Series D, 7.38% (c)                    20,500    $    223,450
Duke Realty Corp., Series M,
   6.95% (c)                              10,000         133,500
Harris Preferred Capital Corp.,
   Series A, 7.38%                        31,800         519,930
HRPT Properties Trust, Series B,
   8.75% (c)                              13,358         191,687
Huntington Preferred Capital, Inc.,
   7.88%                                  15,507         184,611
Public Storage, Series M, 6.63% (c)       40,000         756,400
Wachovia Preferred Funding Corp.,
   Series A, 7.25% (c)                    69,500       1,024,430
                                                    -------------
                                                       3,034,008
                                                    -------------

REINSURANCE (0.6%)
RenaissanceRe Holdings, Ltd.,
   Series D, 6.60% (c)                    22,861         411,498
                                                    -------------

S&L/THRIFTS-SOUTHERN U.S. (0.1%)
BBC Capital Trust II, 8.50%               28,000         106,120
                                                    -------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (0.4%)
First Tennessee Bank NA, 3.75% (a) (b)     1,000         315,625
                                                    -------------

SOVEREIGN AGENCY (0.4%)
Fannie Mae, 7.63%                         40,000          26,000
Fannie Mae, 8.25%                         40,000          36,000
Fannie Mae, 8.25% (a)                    160,000         132,800
Freddie Mac, 5.00%                        20,000          15,000
Freddie Mac, 5.10%                        10,000           7,500
Freddie Mac, 5.70%                        25,500          21,675
Freddie Mac, 8.38% (a)                    90,000          45,900
                                                    -------------
                                                         284,875
                                                    -------------

SPECIAL PURPOSE ENTITY (1.7%)
Corporate-Backed Trust
   Certificates, Series AIG, 6.13%        60,000         342,000
Corporate-Backed Trust
   Certificates, Series HSBC, 6.25%       33,500         484,075
CORTS Trust for Sherwin-Williams,
   Series III, 7.25%                      17,600         393,360
                                                    -------------
                                                       1,219,435
                                                    -------------

SUPER-REGIONAL BANKS-U.S. (4.7%)
Bank of America Corp., 8.20% (c)          20,000         302,000
US Bancorp, Series B, 3.50% (a) (c)       20,000         251,200
US Bancorp, Series D, 7.88%               36,000         813,600
USB Capital XII, 6.30% (c)                40,000         760,400
Wells Fargo Capital XII, 7.88%            58,000       1,277,160
                                                    -------------
                                                       3,404,360
                                                    -------------


                          Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------


                                       SHARES          VALUE
                                     ------------  --------------

PREFERRED STOCKS, CONTINUED
TELEPHONE-INTEGRATED (1.2%)
Telephone and Data Systems, Inc.,
   Series A, 7.60% (c)                    48,711   $     871,927
                                                   --------------

TELEVISION (0.5%)
CBS Corp., 7.25%                          26,000         396,500
                                                   --------------

TOTAL PREFERRED STOCKS                                28,568,477
                                                   --------------

INVESTMENTS IN AFFILIATES (2.0%)
Fifth Third Institutional Money
   Market Fund (d)                     1,443,817       1,443,817
                                                   --------------

TOTAL INVESTMENTS IN AFFILIATES                        1,443,817
                                                   --------------

TOTAL INVESTMENTS (COST $117,419,677) - 111.2%        80,446,142

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%       (8,075,745)
                                                   --------------

NET ASSETS - 100.0%                                $  72,370,397
                                                   ==============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund.

(e) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(f)  Illiquid Securities.

(g) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset Backed Security
ADR - American Depositary Receipt
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
CORTS - Corporate-Backed Trust Security
WL - Whole Loan


           See notes to schedules of investments.

LIFEMODEL AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                   SHARES         VALUE
                                                ------------  --------------

INVESTMENTS IN AFFILIATES (A) (100.1%)
Fifth Third All Cap Value Fund                       941,039  $   10,313,789
Fifth Third Disciplined Large Cap
   Value Fund                                      1,646,094      12,378,630
Fifth Third High Yield Bond Fund                      88,394         674,448
Fifth Third Institutional Money
   Market Fund                                     1,148,219       1,148,219
Fifth Third International Equity
   Fund                                            3,188,616      18,780,948
Fifth Third Mid Cap Growth Fund *                  1,565,762      10,052,194
Fifth Third Quality Growth Fund                    1,077,087      11,934,125
Fifth Third Short Term Bond Fund                     325,169       2,955,789
Fifth Third Small Cap Growth Fund *                  956,504       5,021,644
Fifth Third Small Cap Value Fund                     450,610       5,222,569
Fifth Third Structured Large Cap
   Plus Fund                                       1,717,189      13,892,058
Fifth Third Total Return Bond Fund                 1,024,769       8,310,876
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                  100,685,289
                                                              --------------

TOTAL INVESTMENTS (COST $152,419,109) - 100.1%                   100,685,289

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                      (127,036)
                                                              --------------

NET ASSETS - 100.0%                                           $  100,558,253
                                                              ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                  See notes to schedules of investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                   SHARES         VALUE
                                                ------------  --------------

INVESTMENTS IN AFFILIATES (A) (100.1%)
Fifth Third All Cap Value Fund                     1,236,339  $   13,550,271
Fifth Third Disciplined Large Cap
   Value Fund                                      2,260,028      16,995,410
Fifth Third High Yield Bond Fund                     447,761       3,416,415
Fifth Third Institutional Money
   Market Fund                                     1,152,810       1,152,810
Fifth Third International Equity
   Fund                                            4,401,490      25,924,773
Fifth Third Mid Cap Growth Fund *                  2,066,794      13,268,814
Fifth Third Quality Growth Fund                    1,534,459      17,001,811
Fifth Third Short Term Bond Fund                   1,824,859      16,587,966
Fifth Third Small Cap Growth Fund *                1,263,159       6,631,583
Fifth Third Small Cap Value Fund                     601,499       6,971,379
Fifth Third Structured Large Cap
   Plus Fund                                       2,378,456      19,241,707
Fifth Third Total Return Bond Fund                 5,540,015      44,929,518
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                  185,672,457
                                                              --------------

TOTAL INVESTMENTS (COST $259,377,726) - 100.1%                   185,672,457

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                      (230,373)
                                                              --------------

NET ASSETS - 100.0%                                           $  185,442,084
                                                              ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                  See notes to schedules of investments.

LIFEMODEL MODERATE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                  SHARES         VALUE
                                                ------------  --------------

INVESTMENTS IN AFFILIATES (A) (100.0%)
Fifth Third All Cap Value Fund                     1,316,392  $   14,427,657
Fifth Third Disciplined Large Cap
   Value Fund                                      2,434,854      18,310,101
Fifth Third High Yield Bond Fund                   1,129,730       8,619,844
Fifth Third Institutional Money
   Market Fund                                     3,412,890       3,412,890
Fifth Third International Equity
   Fund                                            4,977,695      29,318,623
Fifth Third Mid Cap Growth Fund *                  2,295,300      14,735,823
Fifth Third Quality Growth Fund                    1,735,469      19,228,994
Fifth Third Short Term Bond Fund                   4,990,455      45,363,240
Fifth Third Small Cap Growth Fund *                1,302,449       6,837,856
Fifth Third Small Cap Value Fund                     661,171       7,662,977
Fifth Third Structured Large Cap
   Plus Fund                                       2,308,385      18,674,834
Fifth Third Total Return Bond Fund                14,495,085     117,555,140
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                  304,147,979
                                                              --------------

TOTAL INVESTMENTS (COST $407,750,493) - 100.0%                   304,147,979

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                          (2,443)
                                                              --------------

NET ASSETS - 100.0%                                           $  304,145,536
                                                              ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                     See notes to schedules of investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                   SHARES         VALUE
                                                ------------  --------------

INVESTMENTS IN AFFILIATES (A) (100.0%)
Fifth Third All Cap Value Fund                       214,831  $    2,354,546
Fifth Third Disciplined Large Cap
   Value Fund                                        304,350       2,288,708
Fifth Third High Yield Bond Fund                     293,814       2,241,802
Fifth Third Institutional Money
   Market Fund                                       896,493         896,493
Fifth Third International Equity
   Fund                                              723,934       4,263,969
Fifth Third Mid Cap Growth Fund *                    427,786       2,746,388
Fifth Third Quality Growth Fund                      225,808       2,501,958
Fifth Third Short Term Bond Fund                   1,012,673       9,205,194
Fifth Third Small Cap Growth Fund *                  260,313       1,366,644
Fifth Third Small Cap Value Fund                     129,101       1,496,278
Fifth Third Structured Large Cap
   Plus Fund                                         457,651       3,702,395
Fifth Third Total Return Bond Fund                 3,194,205      25,905,006
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                   58,969,381
                                                              --------------

TOTAL INVESTMENTS (COST $75,326,437) - 100.0%                     58,969,381

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                           9,277
                                                              --------------

NET ASSETS - 100.0%                                           $   58,978,658
                                                              ==============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                  See notes to schedules of investments.

LIFEMODEL CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------


                                                   SHARES          VALUE
                                                ------------  --------------

INVESTMENTS IN AFFILIATES (A) (100.2%)
Fifth Third All Cap Value Fund                        66,118  $      724,658
Fifth Third Disciplined Large Cap
   Value Fund                                         96,342         724,495
Fifth Third High Yield Bond Fund                     237,573       1,812,684
Fifth Third Institutional Money
   Market Fund                                       486,446         486,446
Fifth Third International Equity
   Fund                                              228,786       1,347,552
Fifth Third Mid Cap Growth Fund *                    106,757         685,377
Fifth Third Quality Growth Fund                       65,170         722,085
Fifth Third Short Term Bond Fund                     948,627       8,623,020
Fifth Third Small Cap Growth Fund *                   65,210         342,351
Fifth Third Small Cap Value Fund                      33,034         382,860
Fifth Third Structured Large Cap
   Plus Fund                                         145,260       1,175,155
Fifth Third Total Return Bond Fund                 2,957,131      23,982,329
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                   41,009,012
                                                              --------------

TOTAL INVESTMENTS (COST $50,829,046) - 100.2%                     41,009,012

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                       (87,239)
                                                              --------------

NET ASSETS - 100.0%                                           $   40,921,773
                                                              ==============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                  See notes to schedules of investments.

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

CORPORATE BONDS (76.7%)
AEROSPACE (0.5%)
BE Aerospace, Inc., 8.50%, 7/1/18,
   (Callable 7/1/13 @ 104.25) (c)           $      246,000 $       222,630
                                                           ---------------

AUTOMOTIVE & AUTO PARTS (6.9%)
American Axle & Manufacturing, Inc.,
   7.88%, 3/1/17, (Callable
   3/1/12 @ 103.938)                               708,000         113,280
Asbury Automotive Group, Inc., 7.63%,
   3/15/17, (Callable 3/15/12 @ 103.813)            18,000          10,800
Asbury Automotive Group, Inc., 8.00%,
   3/15/14, (Callable 6/1/09 @ 104)                750,000         450,000
AutoNation, Inc., 7.00%, 4/15/14,
   (Callable 6/1/09 @ 105.25)                      112,000         101,920
Ford Motor Credit Co. LLC, 7.88%,
   6/15/10 (c)                                     625,000         575,032
Ford Motor Credit Co. LLC, 8.00%,
   12/15/16                                        601,000         458,458
GMAC LLC, 6.63%, 5/15/12 (b)                       474,000         379,200
GMAC LLC, 6.88%, 9/15/11 (b)                       474,000         412,380
Penske Auto Group, Inc., 7.75%,
   12/15/16, (Callable
   12/15/11 @ 103.875) (c)                         548,000         400,040
                                                           ---------------
                                                                 2,901,110
                                                           ---------------

BROADCASTING (2.4%)
Clear Channel Communications, Inc.,
   4.25%, 5/15/09                                  642,000         581,010
Fisher Communications, Inc., 8.63%,
   9/15/14, (Callable 9/15/09 @ 104.3125)          504,000         443,520
                                                           ---------------
                                                                 1,024,530
                                                           ---------------

BUILDING MATERIALS (2.4%)
Belden, Inc., 7.00%, 3/15/17,
   (Callable 3/15/12 @ 103.5)                      110,000          96,800
General Cable Corp., 7.13%, 4/1/17,
   (Callable 4/1/12 @ 103.563)                      18,000          15,660
Gibraltar Industries, Inc., Series B,
   8.00%, 12/1/15, (Callable
   12/1/10 @ 104)                                  750,000         438,750
US Concrete, Inc., 8.38%, 4/1/14,
   (Callable 6/1/09 @ 104.188)                   1,000,000         475,000
                                                           ---------------
                                                                 1,026,210
                                                           ---------------

CABLE/SATELLITE TV (3.3%)
CSC Holdings, Inc., 8.63%, 2/15/19 (b) (c)         116,000         116,870
DirecTV Holdings LLC/DirecTV
   Financing Co., 7.63%, 5/15/16,
   (Callable 5/15/12 @ 103.813) (c)                742,000         734,580
GCI, Inc., 7.25%, 2/15/14, (Callable
   6/1/09 @ 103.625)                               582,000         535,440
                                                           ---------------
                                                                 1,386,890
                                                           ---------------


                                    Continued

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

CORPORATE BONDS, CONTINUED
CAPITAL GOODS (0.6%)
Mueller Water Products, Inc., 7.38%,
   6/1/17, (Callable 6/1/12 @ 103.688)      $      460,000 $       271,400
                                                           ---------------

CHEMICALS (1.0%)
PolyOne Corp., 8.88%, 5/1/12 (c)                   750,000         427,500
                                                           ---------------

CONSUMER PRODUCTS (5.6%)
Jarden Corp., 7.50%, 5/1/17,
   (Callable 5/1/12 @ 103.75) (c)                1,098,000         971,730
Sealy Mattress Co., 8.25%, 6/15/14,
   (Callable 6/15/09 @ 104.125) (c)                630,000         418,950
Visant Holding Corp., 8.75%, 12/1/13,
   (Callable 6/1/09 @ 106.563)                   1,077,000         990,840
                                                           ---------------
                                                                 2,381,520
                                                           ---------------

CONTAINERS (1.5%)
Solo Cup Co., 8.50%, 2/15/14,
   (Callable 6/1/09 @ 104.25) (c)                  750,000         630,000
                                                           ---------------

ENERGY (8.2%)
Basic Energy Services, Inc., 7.13%,
   4/15/16, (Callable 4/15/11 @ 103.563)           750,000         510,000
Berry Petroleum Co., 8.25%, 11/1/16,
   (Callable 11/1/11 @ 104.125)                    926,000         638,940
Chesapeake Energy Corp., 6.50%,
   8/15/17 (c)                                     149,000         127,768
Chesapeake Energy Corp., 9.50%,
   2/15/15                                         246,000         248,460
Dresser-Rand Group, Inc., 7.38%,
   11/1/14, (Callable 11/1/09 @ 103.688)           350,000         311,500
Forest Oil Corp., 7.25%, 6/15/19,
   (Callable 6/15/12 @ 103.625) (c)                 12,000           9,990
Helix Energy Solutions Group, Inc.,
   9.50%, 1/15/16, (Callable
   1/15/12 @ 104.75) (b)                           356,000         252,760
Hilcorp Energy I L.P./Hilcorp Finance
   Co., 7.75%, 11/1/15, (Callable
   11/1/10 @ 103.875) (b)                          506,000         412,390
Hilcorp Energy I L.P./Hilcorp Finance
   Co., 9.00%, 6/1/16, (Callable
   6/1/11 @ 104.5) (b)                              87,000          74,385
PetroHawk Energy Corp., 10.50%,
   8/1/14, (Callable 2/1/12 @ 110.5) (b)           216,000         217,080
United Refining Co., Series 2,
   10.50%, 8/15/12, (Callable
   6/1/09 @ 105.25)                              1,022,000         679,630
                                                           ---------------
                                                                 3,482,903
                                                           ---------------

FINANCIAL SERVICES (0.5%)
Nuveen Investments, Inc., 10.50%,
   11/15/15, (Callable
   11/15/11 @ 105.25) (b)                          412,000         208,060
                                                           ---------------


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

CORPORATE BONDS, CONTINUED
FOOD-RETAIL (0.9%)
Ingles Markets, Inc., W/I, 8.88%,
   5/15/17, (Callable
   5/15/13 @ 104.438) (b)                   $      382,000 $       368,813
                                                           ---------------

HEALTHCARE (6.7%)
Axcan Intermediate Holdings, Inc.,
   9.25%, 3/1/15, (Callable
   3/1/11 @ 106.938)                               500,000         502,500
CHS/Community Health Systems, Inc.,
   8.88%, 7/15/15, (Callable
   7/15/11 @ 104.438) (c)                          258,000         256,710
HCA, Inc., 5.75%, 3/15/14                          369,000         291,510
HCA, Inc., 6.50%, 2/15/16                           31,000          23,870
HCA, Inc., 9.63%, 11/15/16, (Callable
   11/15/11 @ 104.813) (g)                         357,000         331,117
IASIS Healthcare LLC/IASIS Capital
   Corp., 8.75%, 6/15/14, (Callable
   6/15/09 @ 104.375) (c)                          371,000         364,508
Invacare Corp., 9.75%, 2/15/15,
   (Callable 2/15/11 @ 104.875)                    637,000         641,778
Stewart Enterprises, Inc., 6.25%,
   2/15/13, (Callable 6/1/09 @ 103.125)            250,000         225,625
Universal Hospital Services, Inc.,
   5.94%, 6/1/15, (Callable
   6/1/09 @ 102) (a)                               275,000         211,062
                                                           ---------------
                                                                 2,848,680
                                                           ---------------

HOMEBUILDERS/REAL ESTATE (3.4%)
Beazer Homes USA, Inc., 6.88%,
   7/15/15, (Callable 7/15/10 @ 103.438)           750,000         251,250
KB Home, 7.25%, 6/15/18                            750,000         618,750
M/I Homes, Inc., 6.88%, 4/1/12                     850,000         578,000
                                                           ---------------
                                                                 1,448,000
                                                           ---------------

MEDIA (2.0%)
Lamar Media Corp., 6.63%, 8/15/15,
   (Callable 8/15/10 @ 103.313) (c)                 70,000          54,950
Lamar Media Corp., 7.25%, 1/1/13,
   (Callable 6/1/09 @ 102.417) (c)                 311,000         278,345
Lamar Media Corp., Series B, 6.63%,
   8/15/15, (Callable 8/15/10 @ 103.313)           209,000         159,885
Viacom, Inc., 6.25%, 4/30/16                        82,000          75,983
WMG Acquisition Corp., 7.38%,
   4/15/14, (Callable 6/1/09 @ 103.688)            362,000         269,690
                                                           ---------------
                                                                   838,853
                                                           ---------------

PAPER (1.8%)
Cenveo Corp., 7.88%, 12/1/13,
   (Callable 6/1/09 @ 103.938)                   1,112,000         689,440
International Paper Co., 7.95%,
   6/15/18 (c)                                      96,000          83,515
                                                           ---------------
                                                                   772,955
                                                           ---------------


                                    Continued


                                              PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

CORPORATE BONDS, CONTINUED
PUBLISHING/PRINTING (0.8%)
Dex Media West LLC/Dex Media West
   Finance Co., Series B, 9.88%,
   8/15/13, (Callable
   6/1/09 @ 104.938) (c)                    $      195,000 $        55,575
RH Donnelley Corp., Series A-4,
   8.88%, 10/15/17, (Callable
   10/15/12 @ 104.438)                             231,000          14,438
Valassis Communications, Inc., 8.25%,
   3/1/15, (Callable 3/1/11 @ 104.125)             521,000         287,852
                                                           ---------------
                                                                   357,865
                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS (0.5%)
PPF Funding, Inc., 5.70%, 4/15/17 (b)              409,000         225,189
                                                           ---------------

RETAIL (1.9%)
Ace Hardware Corp., 9.13%, 6/1/16,
   (Callable 6/1/12 @ 104.563)                     864,000         781,920
                                                           ---------------

SERVICES (2.0%)
ARAMARK Corp., 8.50%, 2/1/15,
   (Callable 2/1/11 @ 104.25) (c)                   12,000          11,460
Ashtead Capital, Inc., 9.00%, 8/15/16,
   (Callable 8/15/11 @ 104.5) (b)                  329,000         212,205
Expedia, Inc., 8.50%, 7/1/16,
   (Callable 7/1/12 @ 104.25) (b)                  311,000         287,675
United Rentals North America, Inc.,
   7.75%, 11/15/13, (Callable
   6/1/09 @ 103.875) (c)                           503,000         324,435
                                                           ---------------
                                                                   835,775
                                                           ---------------

STEEL (1.0%)
Ryerson, Inc., 12.00%, 11/1/15,
   (Callable 11/1/11 @ 106)                         58,000          35,090
Steel Dynamics, Inc., 7.38%,
   11/1/12 (c)                                     314,000         280,245
Tube City IMS Corp., 9.75%, 2/1/15,
   (Callable 2/1/11 @ 104.875)                     405,000          97,200
                                                           ---------------
                                                                   412,535
                                                           ---------------

TECHNOLOGY (3.1%)
First Data Corp., 9.88%, 9/24/15 (b)                87,000          60,139
First Data Corp., 9.88%, 9/24/15,
   (Callable 9/30/11 @ 104.938) (c)                756,000         522,585
Sungard Data Systems, Inc., 9.13%,
   8/15/13, (Callable
   8/15/09 @ 104.563) (c)                          750,000         716,250
                                                           ---------------
                                                                 1,298,974
                                                           ---------------

TELECOMMUNICATIONS (8.5%)
Centennial Cellular Operating
   Co./Centennial Communications Corp.,
   10.13%, 6/15/13, (Callable
   6/1/09 @ 105.063)                               867,000         899,512


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

CORPORATE BONDS, CONTINUED
TELECOMMUNICATIONS, CONTINUED
Cincinnati Bell, Inc., 7.25%, 7/15/13,
   (Callable 5/18/09 @ 103.625)             $       24,000 $        23,700
Cincinnati Bell, Inc., 8.38%, 1/15/14
   (Callable 6/1/09 @ 103.63) (e)                  237,000         234,038
Cricket Communications, Inc., 9.38%,
   11/1/14, (Callable
   11/1/10 @ 104.6875) (c)                         360,000         356,400
Cricket Communications, Inc., 10.00%,
   7/15/15, (Callable 7/15/12 @ 105) (b)           360,000         363,600
Crown Castle International Corp.,
   9.00%, 1/15/15, (Callable
   1/15/13 @ 105.625) (c)                           62,000          63,240
Frontier Communications Corp., 6.25%,
   1/15/13                                         272,000         258,400
MetroPCS Wireless, Inc., 9.25%,
   11/1/14, (Callable
   11/1/10 @ 104.625) (b) (c)                      220,000         219,175
Nextel Communications, Inc., Series
   E, 6.88%, 10/31/13, (Callable
   6/1/09 @ 103.438)                               277,000         212,598
Qwest Corp., 7.88%, 9/1/11                         500,000         496,250
Sprint Capital Corp., 8.75%, 3/15/32               277,000         210,520
Windstream Corp., 8.13%, 8/1/13                    181,000         180,095
Windstream Corp., 8.63%, 8/1/16,
   (Callable 8/1/11 @ 104.313) (c)                  71,000          70,645
                                                           ---------------
                                                                 3,588,173
                                                           ---------------

TRANSPORTATION EX AIR/RAIL (0.6%)
Overseas Shipholding Group, Inc.,
   8.75%, 12/1/13                                  280,000         246,400
                                                           ---------------

UTILITIES (10.6%)
AES Corp. (The), 8.00%, 10/15/17 (c)               201,000         183,915
Atlas Pipeline Partners L.P., 8.75%,
   6/15/18, (Callable 6/15/13 @ 104.375)           328,000         200,080
Copano Energy LLC/Copano Energy
   Finance Corp., 8.13%, 3/1/16,
   (Callable 3/1/11 @ 104.0625)                    190,000         172,900
Dynegy Holdings, Inc., 7.75%, 6/1/19               647,000         475,545
Edison Mission Energy, 7.00%,
   5/15/17 (c)                                     251,000         189,505
Edison Mission Energy, 7.50%,
   6/15/13 (c)                                     165,000         140,250
Holly Energy Partners L.P., 6.25%,
   3/1/15, (Callable 3/1/10 @ 103.125)             500,000         407,500
MarkWest Energy Partners L.P. /
   MarkWest Energy Finance Corp., Series
   B, 8.75%, 4/15/18, (Callable
   4/15/13 @ 104.375) (c)                           83,000          68,890
Orion Power Holdings, Inc., 12.00%,
   5/1/10                                          510,000         532,950
PNM Resources, Inc., 9.25%, 5/15/15                430,000         388,075


                                    Continued

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

CORPORATE BONDS, CONTINUED
UTILITIES, CONTINUED
Reliant Energy, Inc., 7.63%,
   6/15/14 (c)                              $       85,000 $        76,712
Sabine Pass Liquified Natural Gas
   L.P., 7.25%, 11/30/13 (c)                       734,000         612,890
Targa Resources Partners L.P., 8.25%,
   7/1/16, (Callable 7/1/12 @ 104.125) (b)         903,000         713,370
TEPPCO Partners L.P., 7.00%, 6/1/67,
   (Callable 6/1/17 @ 100) (a)                     550,000         298,552
                                                           ---------------
                                                                 4,461,134
                                                           ---------------

TOTAL CORPORATE BONDS                                           32,448,019
                                                           ---------------

FOREIGN BONDS (9.8%)
CABLE/SATELLITE TV (0.9%)
Videotron Ltee, 9.13%, 4/15/18,
   (Callable 4/15/13 @ 104.563) (b)                300,000         311,625
Virgin Media Finance PLC, 8.75%,
   4/15/14, (Callable 6/1/09 @ 104.38) (c)          72,000          71,280
                                                           ---------------
                                                                   382,905
                                                           ---------------

ENERGY (0.6%)
Connacher Oil and Gas, Ltd., 10.25%,
   12/15/15, (Callable
   12/15/11 @ 105.125) (b)                         615,000         273,675
                                                           ---------------

MEDIA (2.2%)
Quebecor Media, Inc., 7.75%, 3/15/16,
   (Callable 3/15/11 @ 103.875)                    902,000         753,170
Quebecor Media, Inc., 7.75%, 3/15/16,
   (Callable 3/15/11 @ 103.875) (c)                209,000         174,515
                                                           ---------------
                                                                   927,685
                                                           ---------------

METALS & MINING (1.4%)
Novelis, Inc., 7.25%, 2/15/15,
   (Callable 2/15/10 @ 103.625)                  1,100,000         572,000
                                                           ---------------

SERVICES (0.2%)
Ashtead Holdings PLC, 8.63%, 8/1/15,
   (Callable 8/1/10 @ 104.313) (b)                 151,000          97,395
                                                           ---------------

TECHNOLOGY (0.9%)
NXP BV/NXP Funding LLC, 7.88%,
   10/15/14, (Callable
   10/15/10 @ 103.938)                             160,000          56,000
NXP BV/NXP Funding LLC, 9.50%,
   10/15/15, (Callable 10/15/11 @ 104.75)          391,000          66,470
Sensata Technologies BV, 8.00%,
   5/1/14, (Callable 5/1/10 @ 104)                 714,000         269,535
                                                           ---------------
                                                                   392,005
                                                           ---------------


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                            -------------- ---------------

FOREIGN BONDS, CONTINUED
TRANSPORTATION EX AIR/RAIL (1.8%)
Stena AB, 7.00%, 12/1/16, (Callable
   12/1/09 @ 103.5)                         $      250,000 $       175,000
Stena AB, 7.50%, 11/1/13, (Callable
   11/1/09 @ 102.5)                                750,000         570,000
                                                           ---------------
                                                                   745,000
                                                           ---------------

UTILITIES (1.8%)
Intergen NV, 9.00%, 6/30/17,
   (Callable 6/30/12 @ 104.5) (b)                  800,000         760,000
                                                           ---------------

TOTAL FOREIGN BONDS                                              4,150,665
                                                           ---------------

                                                 SHARES
                                            --------------
INVESTMENT COMPANIES (20.3%)
State Street Navigator Securities
   Lending Portfolio (f)                         8,561,520       8,561,520
                                                           ---------------

TOTAL INVESTMENT COMPANIES                                       8,561,520
                                                           ---------------

PREFERRED STOCKS (0.1%)
AUTOMOTIVE & AUTO PARTS (0.1%)
Preferred Blocker, Inc., 7.00% (b) (c)                 200          60,000
                                                           ---------------

TOTAL PREFERRED STOCKS                                              60,000
                                                           ---------------

INVESTMENTS IN AFFILIATES (10.2%)
Fifth Third Institutional Money
   Market Fund (d)                               4,298,963       4,298,963
                                                           ---------------

TOTAL INVESTMENTS IN AFFILIATES                                  4,298,963
                                                           ---------------

TOTAL INVESTMENTS (COST $59,810,252) - 117.1%                   49,519,167

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%                 (7,225,439)
                                                           ---------------

NET ASSETS - 100.0%                                        $    42,293,728
                                                           ===============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund.

(e) All or part of this security has been designated as collateral for when issued security.


                                    Continued


(f) Represents investments of cash collateral received in connection with securities lending.

(g) PIK (payment-in-kind) security. Bond that pays interest in the form of additional bonds.

The following abbreviation is used in the Schedule of Investments:
W/I - When Issued


                 See notes to schedules of investments.

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

ASSET-BACKED SECURITIES (7.0%)
AUTOMOBILE ABS OTHER (1.1%)
Hyundai Auto Receivables Trust,
   Series 2006-B, Class C, 5.25%,
   5/15/13 (f)                              $  2,291,678  $   2,122,678
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b)         1,000,000        988,765
Truck Retail Installment Paper Corp.,
   Series 2005-1A, Class A, 0.72%,
   12/15/16 (a) (b) (f)                        1,950,000      1,503,347
                                                          -------------
                                                              4,614,790
                                                          -------------

AUTOMOBILES SEQUENTIAL (1.1%)
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A6, 5.08%, 11/25/11 (b)      3,000,000      2,676,416
Long Beach Auto Receivables Trust,
   Series 2007-A, Class A3, 4.97%,
   10/15/11                                      713,899        710,818
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13 (b)                                   995,228        965,009
                                                          -------------
                                                              4,352,243
                                                          -------------

HOME EQUITY OTHER (1.0%)
Flagstar Home Equity Loan Trust,
   Series 2007-1A, Class AF2, 5.77%,
   1/25/35 (b)                                 1,915,000      1,276,515
New Century Home Equity Loan Trust,
   Series 2005-A, Class A5W, 5.29%,
   8/25/35                                     4,000,000      1,310,596
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4, 4.93%,
   8/25/35                                     2,620,000      1,606,453
                                                          -------------
                                                              4,193,564
                                                          -------------

HOME EQUITY SEQUENTIAL (0.3%)
Irwin Home Equity Corp., Series
   2006-3, Class 2A2, 5.83%, 9/25/37 (b)       1,225,000        703,193
Residential Funding Mortgage
   Securities II, Inc., Series 2006-HI3,
   Class A4, 6.31%, 2/25/36 (i)                1,500,000        440,809
                                                          -------------
                                                              1,144,002
                                                          -------------

MANUFACTURED HOUSING ABS OTHER (0.4%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                          2,616,560      1,738,489
                                                          -------------

MANUFACTURED HOUSING SEQUENTIAL (0.6%)
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%,
   5/7/27 (a)                                  2,840,000      2,483,271
                                                          -------------

OTHER ABS (2.5%)
Aerco, Ltd., Series 2A, Class A3,
   0.91%, 7/15/25 (a) (b) (f) (i)              1,700,384        527,119


                                    Continued


                                             PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

ASSET-BACKED SECURITIES, CONTINUED
OTHER ABS, CONTINUED
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36                $  6,157,953  $   3,425,037
First Franklin Mortgage Loan Asset
   Backed Certificates, Series
   2004-FF11, Class 1A2, 0.79%,
   1/25/35 (a)                                    51,824         28,765
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2005-FFA,
   Class M3, 5.52%, 3/25/25                      600,000         63,878
Marlin Leasing Receivables LLC,
   Series 2005-1A, Class A4, 4.75%,
   8/15/12 (b)                                   119,376        119,419
Popular ABS Mortgage Pass-Through
   Trust, Series 2005-4, Class AF3,
   4.98%, 9/25/35 (a)                            214,714        212,711
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4, 6.01%,
   5/25/36                                     1,645,000        942,551
Residential Asset Mortgage Products,
   Inc., Series 2002-RZ3, Class M1,
   5.78%, 8/25/32 (a)                            340,815        332,302
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ5, Class A7,
   4.97%, 9/25/33                              2,730,198      1,980,880
Small Business Administration, Series
   2005-P10B, Class 1, 4.94%, 8/10/15 (f)      2,399,605      2,492,529
                                                          -------------
                                                             10,125,191
                                                          -------------

TOTAL ASSET-BACKED SECURITIES                                28,651,550
                                                          -------------

CORPORATE BONDS (14.8%)
BEVERAGES-NON ALCOHOLIC (0.4%)
Coca-Cola Enterprises, Inc., 7.38%,
   3/3/14                                      1,275,000      1,456,710
                                                          -------------

CABLE TV (0.2%)
COX Communications, Inc., 5.50%,
   10/1/15                                       800,000        732,346
                                                          -------------

CHEMICALS-DIVERSIFIED (0.5%)
EI Du Pont de Nemours & Co., 4.75%,
   3/15/15 (c)                                2,200,000      2,209,183
                                                         --------------

COMMERCIAL BANKS-CENTRAL U.S. (0.5%)
National City Bank, 5.25%, 12/15/16 (b)        1,340,000      1,176,808
SunTrust Bank, 3.00%, 11/16/11                 1,000,000      1,030,823
                                                          -------------
                                                              2,207,631
                                                          -------------

COMMERCIAL BANKS-EASTERN U.S. (0.3%)
Manufacturers & Traders Trust Co.,
   2.71%, 4/1/13, (Callable
   7/1/09 @ 100) (a)                           1,075,000        817,820


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

CORPORATE BONDS, CONTINUED
COMMERCIAL BANKS-EASTERN U.S., CONTINUED
Mercantile Bankshares Corp., Series
   B, 4.63%, 4/15/13                        $    500,000  $     452,938
                                                          -------------
                                                              1,270,758
                                                          -------------

COMMERCIAL BANKS NON-U.S. (0.2%)
Westpac Capital Trust IV, 5.26%,
   3/31/16 (a) (b) (g)                         1,445,000        737,340
                                                          -------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.6%)
Hibernia Corp., 5.35%, 5/1/14                  2,845,000      2,011,022
Regions Financial Corp., 7.00%,
   3/1/11 (c)                                  1,275,000      1,154,872
Wachovia Bank NA, 5.85%, 2/1/37 (f)            4,500,000      3,201,296
                                                          -------------
                                                              6,367,190
                                                          -------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
American Express Travel Related
   Services Co., Inc., 5.25%, 11/21/11 (b)     1,000,000        926,443
General Electric Capital Corp.,
   4.80%, 5/1/13 (c)                           2,725,000      2,665,036
                                                          -------------
                                                              3,591,479
                                                          -------------

ELECTRIC-INTEGRATED (2.2%)
Florida Power & Light Co., 5.96%,
   4/1/39                                      1,565,000      1,577,575
Florida Power Corp., Series A, 5.80%,
   9/15/17                                     1,000,000      1,073,550
Public Service Electric & Gas Co.,
   5.00%, 8/15/14                              1,200,000      1,239,724
Southern Power Co., Series B, 6.25%,
   7/15/12                                     2,260,000      2,339,486
Virginia Electric and Power Co.,
   5.95%, 9/15/17                              1,000,000      1,059,015
Virginia Electric and Power Co.,
   6.35%, 11/30/37                             1,450,000      1,498,270
                                                          -------------
                                                              8,787,620
                                                          -------------

FINANCE-COMMERCIAL (0.2%)
Caterpillar Financial Services Corp.,
   5.13%, 10/12/11 (c)                           950,000        951,168
                                                          -------------

FINANCE-CONSUMER LOANS (1.8%)
HSBC Finance Corp., 6.38%, 10/15/11 (c)        2,000,000      1,974,658
John Deere Capital Corp., 5.50%,
   4/13/17                                     1,225,000      1,193,785
John Deere Capital Corp., 7.00%,
   3/15/12                                     3,950,000      4,242,782
                                                          -------------
                                                              7,411,225
                                                          -------------

FINANCE-INVESTMENT BANKER/BROKER
   (1.2%)
Bear Stearns Cos. LLC (The), 6.40%,
   10/2/17 (c)                                   350,000        340,682


                                    Continued


                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

CORPORATE BONDS, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER,
   CONTINUED
Citigroup, Inc., 6.13%, 11/21/17 (c)        $  2,000,000  $   1,648,948
Goldman Sachs Group, Inc. (The),
   6.13%, 2/15/33 (c)                          1,100,000        958,319
JPMorgan Chase Capital XXI, Series U,
   2.12%, 2/2/37, (Callable
   2/2/12 @ 100) (a)                           1,000,000        425,649
Merrill Lynch & Co., Inc., 5.70%,
   5/2/17                                      2,000,000      1,311,184
                                                          -------------
                                                              4,684,782
                                                          -------------

FOOD-RETAIL (0.3%)
Kroger Co. (The), 7.50%, 1/15/14               1,000,000      1,113,958
                                                          -------------

INVESTMENT MANAGMENT/ADVISOR
   SERVICES  (0.3%)
Ameriprise Financial, Inc., 5.65%,
   11/15/15                                    1,480,000      1,284,030
                                                          -------------

MONEY CENTER BANKS (0.1%)
UBS Preferred Funding Trust I, 8.62%,
   10/1/10 (a) (g)                               925,000        463,230
                                                          -------------

MULTI-LINE INSURANCE (0.2%)
MetLife, Inc., 5.00%, 6/15/15                  1,100,000        962,103
                                                          -------------

MULTIMEDIA (0.6%)
Time Warner, Inc., 7.70%, 5/1/32                 492,000        447,843
Walt Disney Co. (The), 4.70%,
   12/1/12 (c)                                 1,800,000      1,870,601
                                                          -------------
                                                              2,318,444
                                                          -------------

NETWORKING PRODUCTS (0.3%)
Cisco Systems, Inc., 4.95%, 2/15/19            1,000,000      1,017,781
                                                          -------------

OIL REFINING & MARKETING (0.4%)
Premcor Refining Group, Inc. (The),
   7.50%, 6/15/15, (Callable
   6/1/09 @ 103.75)                            1,500,000      1,491,492
                                                          -------------

PROPERTY/CASUALTY INS (0.0%)
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                                 85,000         84,997
                                                          -------------

REAL ESTATE INVESTMENT TRUSTS (0.4%)
Simon Property Group L.P., 5.63%,
   8/15/14                                     1,790,000      1,548,475
                                                          -------------

RETAIL-DISCOUNT (0.3%)
Target Corp., 5.38%, 5/1/17                    1,150,000      1,110,553
                                                          -------------


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

CORPORATE BONDS, CONTINUED
SPECIAL PURPOSE ENTITY (0.2%)
Principal Life Global Funding I,
   5.13%, 10/15/13 (b)                      $  1,090,000  $     983,523
                                                          -------------

SUPER-REGIONAL BANKS-U.S. (1.1%)
BAC Capital Trust XIII, 1.72%,
   3/15/12 (a) (g)                             2,000,000        517,698
Bank of America Corp., 5.63%, 10/14/16         4,000,000      3,321,392
Bank of America Corp., 8.00%,
   1/30/18 (a) (c) (g)                         1,450,000        823,803
                                                          -------------
                                                              4,662,893
                                                          -------------

TELEPHONE-INTEGRATED (0.3%)
AT&T, Inc., 6.30%, 1/15/38                     1,450,000      1,341,391
                                                          -------------

TRANSPORT-RAIL (0.3%)
Union Pacific Corp., 5.45%, 1/31/13            1,380,000      1,382,138
                                                          -------------

TOTAL CORPORATE BONDS                                        60,172,440
                                                          -------------

FOREIGN BONDS (2.4%)
FINANCE-OTHER SERVICES (0.6%)
BP Capital Markets PLC, 3.88%,
   3/10/15 (c)                                 2,680,000      2,692,065
                                                          -------------

OIL COMPANY-EXPLORATION &
   PRODUCTION (0.7%)
Canadian Natural Resources, Ltd.,
   6.25%, 3/15/38 (c)                          1,000,000        813,148
Gazprom International SA, 7.20%,
   2/1/20 (b)                                  2,264,433      2,026,668
                                                          -------------
                                                              2,839,816
                                                          -------------

SOVEREIGN (0.9%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/10                              7,784,000      3,560,503
                                                          -------------

TELEPHONE-INTEGRATED (0.2%)
France Telecom SA, 8.50%, 3/1/31 (c)        $    650,000        827,230
                                                          -------------

TOTAL FOREIGN BONDS                                           9,919,614
                                                          -------------

MORTGAGE-BACKED SECURITIES (28.3%)
AGENCY COLLATERAL OTHER (0.7%)
Restructured Assets Certificates,
   Series 2006-9, Class P, 12.07%,
   12/31/49 (a) (b) (i)                        5,250,000      2,625,000
                                                          -------------

CMBS OTHER (8.2%)
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (a)                      2,000,000      1,807,188


                                    Continued

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%,
   1/17/32 (a)                              $  1,620,000  $   1,550,118
Crown Castle Towers LLC, Series
   2005-1A, Class AFX, 4.64%, 6/15/35 (b)      4,000,000      3,880,000
CS First Boston Mortgage Securities
   Corp., Series 2001-CK3, Class A4,
   6.53%, 6/15/34                              2,922,180      2,962,615
GE Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A2, 6.50%,
   1/15/33                                     2,400,132      2,422,872
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4,
   4.95%, 1/11/35                              1,000,000        961,008
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                              5,125,000      4,832,568
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38 (f)                                 4,850,891      4,824,540
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4, 5.12%,
   11/15/32 (a)                                2,924,000      2,694,102
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%,
   7/15/30                                       300,768        296,853
Morgan Stanley Dean Witter Capital I,
   Series 2003-TOP9, Class A2, 4.74%,
   11/13/36                                    2,590,000      2,451,582
Nomura Asset Securities Corp., Series
   1998-D6, Class A2, 7.22%, 3/15/30 (a)       1,000,000        992,990
Nomura Asset Securities Corp., Series
   1998-D6, Class A4, 7.80%, 3/15/30 (a)       1,600,000      1,674,228
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class
   A3, 4.87%, 3/18/36                          2,270,000      2,188,021
                                                         --------------
                                                             33,538,685
                                                         --------------

CMBS SUBORDINATED (3.2%)
CS First Boston Mortgage Securities
   Corp., Series 2002-CKN2, Class C1,
   6.38%, 4/15/37 (a)                          1,180,000      1,095,918
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   10/10/28 (a)                                2,740,000      2,653,560
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   10/10/28 (a)                                4,093,000      3,963,845
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class C,
   5.05%, 3/18/36 (a)                          1,417,000      1,270,764
SBA CMBS Trust, Series 2006-1A, Class
   D, 5.85%, 11/15/36 (b)                      3,100,000      2,790,000


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS SUBORDINATED, CONTINUED
SBA CMBS Trust, Series 2006-1A, Class
   E, 6.17%, 11/15/36 (b)                   $  1,350,000  $   1,201,500
                                                          -------------
                                                             12,975,587
                                                          -------------

WL COLLATERAL CMO MEZZANINE (0.0%)
Homebanc Mortgage Trust, Series
   2004-1, Class 2M2, 2.16%, 8/25/29 (a)         343,685         71,517
                                                          -------------

WL COLLATERAL CMO OTHER (9.9%)
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-10, Class 12A3,
   4.64%, 1/25/35 (a)                            854,009        658,054
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 13A1,
   5.45%, 2/25/36 (a)                          2,970,048      1,698,634
Chase Mortgage Finance Corp., Series
   2006-A1, Class 4A1, 6.04%, 9/25/36 (a)      7,131,784      5,471,411
Chase Mortgage Finance Corp., Series
   2006-S2, Class 2A6, 6.00%, 10/25/36         5,105,000      2,356,680
Chaseflex Trust, Series 2006-1, Class
   A2A, 5.94%, 6/25/36 (a)                     1,377,447      1,110,164
Chaseflex Trust, Series 2006-1, Class
   A4, 6.30%, 6/25/36 (a)                      7,344,000      3,061,344
Chaseflex Trust, Series 2006-2, Class
   A4, 6.34%, 9/25/36 (a)                      2,815,000      1,040,724
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series 2005-4,
   Class A2, 5.05%, 9/25/35 (a)                  785,624        738,816
Deutsche Mortgage Securities, Inc.,
   Series 2005-WF1, Class 1A1, 5.11%,
   6/26/35 (a) (b) (i)                           745,632        741,370
GMAC Mortgage Corp. Loan Trust,
   Series 2003-GH2, Class A4, 5.00%,
   10/25/33                                    2,154,499      1,520,212
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 0.89%, 12/25/34 (a) (f)   1,240,673        593,959
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 4.34%, 4/25/37 (a) (f)     422,814        203,586
Homebanc Mortgage Trust, Series
   2006-1, Class 2A1, 5.98%, 4/25/37 (a)       3,044,527      1,739,606
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 4.39%,
   7/25/35 (a)                                 1,816,668        958,331
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%, 2/25/35 (a)        733,606        657,650
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.89%, 4/25/35 (a)      3,000,000      2,384,719
JP Morgan Mortgage Trust, Series
   2005-A2, Class 7CB1, 4.87%, 4/25/35 (a)     2,562,849      2,112,548
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%, 6/25/35 (a)     1,715,488      1,573,240


                                    Continued


                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
JP Morgan Mortgage Trust, Series
   2005-ALT1, Class 4A1, 5.65%,
   10/25/35 (a)                             $  2,986,179  $   2,049,646
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.68%, 4/25/36 (a)      7,765,397      5,575,948
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                     1,577,710      1,553,058
Residential Accredit Loans, Inc.,
   Series 2004-QA1, Class A1, 0.71%,
   3/25/34 (a) (f)                               989,080        531,997
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class CB1, 5.77%,
   12/25/35 (a)                                2,007,874        921,345
Structured Asset Securities Corp.,
   Series 2004-21XS, Class 2A6B, 5.15%,
   12/25/34                                    1,164,167        879,902
                                                          -------------
                                                             40,132,944
                                                          -------------

WL COLLATERAL CMO SEQUENTIAL (3.7%)
Chase Mortgage Finance Corp., Series
   2006-A1, Class 2A3, 6.00%, 9/25/36 (a)      2,000,000        852,538
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                       360,176        291,517
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series
   2006-AB3, Class A3, 6.51%, 7/25/36 (a)      2,575,000        921,110
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2, 5.50%,
   12/25/35                                    1,697,560      1,073,485
JP Morgan Alternative Loan Trust,
   Series 2006-A5, Class 2A6, 5.80%,
   10/25/36 (a)                                5,640,000      2,775,609
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A3A, 6.00%,
   8/25/36                                     4,529,000      2,461,552
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.81%, 6/25/36 (a)        625,700        417,705
JP Morgan Mortgage Trust, Series
   2006-A7, Class 3A2, 5.94%, 1/25/37 (a)      5,075,000      2,996,707
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   Class 2A3, 4.74%, 12/25/33 (a)              4,095,000      3,239,154
                                                          -------------
                                                             15,029,377
                                                          -------------

WL COLLATERAL PAC (0.3%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                     1,566,357      1,389,012
                                                          -------------


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL SUPPORT (2.3%)
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 4.66%, 11/25/35 (a)  $    559,756  $     189,605
Chaseflex Trust, Series 2006-1, Class
   A6, 6.29%, 6/25/36 (a)                      5,265,000      2,373,010
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7, 6.30%,
   9/25/36 (a)                                 5,000,000      1,331,499
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18, 6.00%,
   3/25/36                                     3,254,829      1,612,159
Nomura Asset Acceptance Corp., Series
   2004-AR4, Class 1A2, 4.87%,
   12/25/34 (a)                                  823,314        202,384
Nomura Asset Acceptance Corp., Series
   2005-AR2, Class 2A2, 5.53%, 5/25/35 (a)     1,006,772        287,432
Nomura Asset Acceptance Corp., Series
   2005-AR3, Class 3A2, 5.65%, 7/25/35 (a)     1,610,566        945,021
Nomura Asset Acceptance Corp., Series
   2005-AR5, Class 2A2, 5.64%,
   10/25/35 (a)                                1,190,586        316,755
Nomura Asset Acceptance Corp., Series
   2006-AF1, Class 3A2, 6.56%, 6/25/36 (a)     2,190,321        331,605
Residential Funding Mortgage
   Securities I, Series 2007-S2, Class
   A10, 6.00%, 2/25/37                           430,000        176,189
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR7,
   Class 2A2, 5.13%, 5/25/35 (a)               2,432,019      1,522,511
                                                          -------------
                                                              9,288,170
                                                          -------------

TOTAL MORTGAGE-BACKED SECURITIES                            115,050,292
                                                          -------------

U.S. GOVERNMENT AGENCIES (42.0%)
FANNIE MAE (20.9%)
0.69%, 8/25/44 (a)                               793,607        754,683
0.74%, 4/25/36 (a) (f)                         4,017,421      3,928,073
3.88%, 7/12/13                                 5,900,000      6,271,086
4.50%, 4/1/20 (e)                              4,160,000      4,314,700
5.00%, 5/1/25                                  1,597,320      1,648,870
5.00%, 1/1/34 (f)                              8,432,854      8,710,375
5.11%, 8/1/34 (a)                                 87,444         90,779
5.50%, 12/25/20                                2,065,817      2,116,728
5.50%, 2/1/25                                    959,521        999,280
5.50%, 3/1/33 (f)                              7,344,773      7,641,571
5.50%, 12/25/33                                  900,000        941,462
5.50%, 5/25/34                                 3,150,000      2,691,107
5.50%, 6/1/35                                    515,810        535,767
5.50%, 11/1/35                                   767,828        797,536
5.50%, 11/1/36                                 1,521,220      1,578,176
5.50%, 1/1/37                                  3,628,364      3,763,889
5.50%, 4/25/37                                 3,161,537      2,996,666
5.50%, 8/1/37                                  2,838,646      2,944,040
5.50%, 12/1/37                                 1,771,705      1,837,485


                                    Continued

                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
6.00%, 5/1/17                               $    129,564  $     136,728
6.00%, 5/1/18                                    438,891        462,473
6.00%, 2/1/22                                  2,678,246      2,828,553
6.00%, 1/1/33                                    278,057        293,378
6.00%, 8/25/33 (a)                             1,805,576      1,715,801
6.00%, 7/1/35                                  3,253,927      3,410,838
6.00%, 9/1/35                                  1,631,569      1,710,246
6.00%, 1/1/36                                  3,037,795      3,202,572
6.00%, 12/1/36                                 1,005,158      1,052,686
6.00%, 12/1/36 (f)                             6,083,413      6,371,065
6.00%, 1/1/37                                  3,663,845      3,837,088
6.50%, 7/1/16                                    424,884        449,514
6.50%, 6/1/17                                    133,830        141,358
6.50%, 8/1/28                                    145,521        156,461
6.50%, 6/1/29                                     97,595        104,870
6.50%, 4/1/32                                    239,514        256,620
6.50%, 6/1/32                                    522,434        559,747
6.50%, 7/1/32                                    794,697        851,986
6.50%, 3/1/33                                    163,826        175,015
6.50%, 8/1/36                                    679,485        717,195
7.00%, 6/1/32                                    168,341        182,522
7.00%, 8/1/32                                    406,273        438,027
7.00%, 9/1/34                                     87,928         94,511
7.00%, 9/1/36                                  1,136,055      1,216,692
7.50%, 6/1/28                                    119,909        130,690
                                                          -------------
                                                             85,058,909
                                                          -------------

FREDDIE MAC (15.3%)
0.85%, 7/15/36 (a) (f)                         1,280,452      1,259,318
4.00%, 1/15/17                                 7,500,000      7,752,293
4.00%, 5/1/19                                  2,863,001      2,919,422
4.50%, 6/1/34                                    786,449        801,229
4.50%, 9/1/34                                    848,715        864,665
5.00%, 2/15/25                                 3,245,000      3,340,400
5.00%, 8/1/33                                    346,110        356,959
5.00%, 5/1/34                                    169,178        174,376
5.00%, 7/1/35                                    413,227        425,535
5.00%, 8/1/35                                    937,257        965,173
5.00%, 11/1/35                                 3,563,895      3,670,043
5.00%, 4/1/36                                    396,938        408,761
5.00%, 7/1/36                                  1,724,645      1,775,204
5.32%, 3/1/37 (a)                                564,292        587,029
5.50%, 3/15/35                                 5,505,000      5,765,897
5.70%, 4/1/37 (a)                              2,921,822      3,047,371
5.82%, 10/1/36 (a)                             2,059,945      2,142,320
5.91%, 3/1/37 (a) (f)                          6,252,421      6,529,754
6.00%, 12/15/21                                2,944,484      3,031,097
6.00%, 9/1/33                                    349,946        367,806
6.00%, 2/1/38                                    965,807      1,009,966
6.09%, 1/1/37 (a)                              5,160,850      5,399,076
6.13%, 2/1/37 (a)                              5,063,789      5,292,467
6.50%, 1/1/29                                  1,057,518      1,136,683
6.50%, 7/1/32                                    166,682        178,535


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT         VALUE
                                            ------------  -------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
6.50%, 9/1/32                               $     72,977  $      78,120
6.50%, 5/15/34 (a)                             2,050,858      2,008,058
6.75%, 7/15/32, IO (a) (i)                     8,403,356        537,557
7.00%, 6/1/26                                    499,838        534,574
7.00%, 1/1/32                                     98,311        106,210
                                                          -------------
                                                             62,465,898
                                                          -------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (5.8%)
0.49%, 3/16/46, IO (a) (e) (i)                12,782,138        362,719
0.51%, 4/16/46, IO (a) (e) (i)                59,585,161      1,764,436
0.90%, 6/17/45, IO (a) (e) (i)                11,961,357        456,003
0.96%, 2/16/48, IO (a) (e) (i)                52,827,622      2,287,013
0.99%, 2/16/48, IO (a) (e) (i)                14,654,335        716,729
1.04%, 6/16/49, IO (a) (e) (i)                65,622,111      3,468,982
4.82%, 10/16/29 (a)                            2,660,000      2,772,804
5.03%, 11/16/33 (a)                            5,640,000      5,900,429
5.30%, 7/16/28 (a)                             3,000,000      3,177,037
5.32%, 8/16/30 (a)                             2,560,000      2,701,845
9.50%, 12/15/09                                   35,915         36,066
                                                          -------------
                                                             23,644,063
                                                          -------------

TOTAL U.S. GOVERNMENT AGENCIES                              171,168,870
                                                          -------------

U.S. TREASURY OBLIGATIONS (1.3%)
U.S. TREASURY STRIPS (1.3%)
6.12%, 2/15/18 ** (c)                          2,700,000      1,983,469
8.21%, 11/15/27 ** (f)                         7,400,000      3,310,671
                                                          -------------
                                                              5,294,140
                                                          -------------

TOTAL U.S. TREASURY OBLIGATIONS                               5,294,140
                                                          -------------

                                              SHARES
                                            ------------
INVESTMENT COMPANIES (2.7%)
State Street Navigator Securities
   Lending Portfolio (j)                      10,979,176     10,979,176
                                                          -------------

TOTAL INVESTMENT COMPANIES                                   10,979,176
                                                          -------------

PREFERRED STOCKS (0.9%)
COMMERCIAL BANKS NON-U.S. (0.4%)
Barclays Bank PLC, 8.13%                         106,000      1,684,340
                                                          -------------

SOVEREIGN AGENCY (0.1%)
Fannie Mae, 8.25% (a)                            160,000        132,800
Freddie Mac, 8.38% (a)                           161,000         82,110
                                                          -------------
                                                                214,910
                                                          -------------

SUPER-REGIONAL BANKS-U.S. (0.4%)
Wells Fargo Capital XII, 7.88% (c)                80,000      1,761,600
                                                          -------------

TOTAL PREFERRED STOCKS                                        3,660,850
                                                          -------------

                                    Continued


                                              PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------  -------------

DEMAND NOTES (0.2%)
ELECTRIC-INTEGRATED (0.2%)
Alabama Power Capital Trust V,
   5.50%, 10/1/09 (a) (h)                   $    874,000  $     707,670
                                                          -------------

TOTAL DEMAND NOTES                                              707,670
                                                          -------------

                                               SHARES
                                            ------------
INVESTMENTS IN AFFILIATES (2.4%)
Fifth Third Institutional Money
   Market Fund (d)                             9,901,849      9,901,849
                                                          -------------

TOTAL INVESTMENTS IN AFFILIATES                               9,901,849
                                                          -------------

TOTAL INVESTMENTS (COST $494,083,573) - 102.0%              415,506,451

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%               (8,164,211)
                                                          -------------

NET ASSETS - 100.0%                                       $ 407,342,240
                                                          =============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund.

(e) The Fund's securities were fair valued at April 30, (2009) using procedures approved by the Board of Trustees.

(f) All or part of this security has been designated as collateral for futures contracts.

(g) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(h)  Maturity date is next rate reset date.

(i)  Illiquid Securities.

(j) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commerical Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
PAC - Planned Amortization Class
WL - Whole Loan


                See notes to schedules of investments.

SHORT TERM BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------  --------------

ASSET-BACKED SECURITIES (11.1%)
AUTOMOBILES SEQUENTIAL (5.8%)
Bay View Auto Trust, Series 2005-LJ2,
   Class A4, 4.55%, 2/25/14                     $    693,846  $      696,031
Capital One Auto Finance Trust,
   Series 2006-C, Class A3A, 5.07%,
   7/15/11                                           388,873         383,010
Harley-Davidson Motorcycle Trust,
   Series 2006-2, Class A2, 5.35%,
   3/15/13 (e)                                     2,267,787       2,318,994
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4, 4.18%,
   2/15/12                                         1,879,052       1,886,812
Nissan Auto Lease Trust, Series
   2006-A, Class A4, 5.10%, 7/16/12 (e)            4,000,000       3,991,778
USAA Auto Owner Trust, Series 2006-2,
   Class A4, 5.37%, 2/15/12                        1,361,310       1,390,376
World Omni Auto Receivables Trust,
   Series 2009-A, Class A2, 2.88%,
   10/17/11                                        2,000,000       2,003,699
                                                              --------------
                                                                  12,670,700
                                                              --------------

CREDIT CARD BULLET (3.6%)
Chase Issuance Trust, Series
   2005-A10, Class A10, 4.65%,
   12/17/12 (e)                                    3,000,000       3,072,290
GE Capital Credit Card Master Note
   Trust, Series 2005-3, Class A, 4.13%,
   6/15/13                                         2,000,000       1,979,277
Nordstrom Private Label Credit Card
   Master Note Trust, Series 2007-1A,
   Class A, 4.92%, 5/15/13 (b) (e)                 3,000,000       2,835,071
                                                              --------------
                                                                   7,886,638
                                                              --------------

HOME EQUITY OTHER (0.4%)
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A3, 4.24%,
   10/25/33 (a) (e)                                  431,318         413,074
GMAC Mortgage Corp. Loan Trust,
   Series 2005-HE2, Class A3, 4.62%,
   11/25/35 (a)                                      423,454         399,494
                                                              --------------
                                                                     812,568
                                                              --------------

HOME EQUITY SEQUENTIAL (0.9%)
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class A2, 6.18%,
   5/25/36 (a) (e)                                 3,000,000       2,042,218
                                                              --------------

OTHER ABS (0.4%)
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%, 2/20/21 (b)              861,333         783,813
                                                              --------------

TOTAL ASSET-BACKED SECURITIES                                     24,195,937
                                                              --------------


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------  --------------

CORPORATE BONDS (22.6%)
CABLE TV (0.6%)
Comcast Cable Communications LLC,
   6.88%, 6/15/09                               $  1,250,000  $    1,256,603
                                                              --------------

CELLULAR TELECOM (0.6%)
New Cingular Wireless Services, Inc.,
   7.88%, 3/1/11                                   1,250,000       1,355,454
                                                              --------------

COMMERCIAL BANKS-WESTERN U.S. (0.9%)
American Express Bank FSB, 3.15%,
   12/9/11                                         2,000,000       2,053,966
                                                              --------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
General Electric Capital Corp.,
   4.88%, 10/21/10                                 2,500,000       2,542,203
IBM International Group Capital LLC,
   5.05%, 10/22/12                                 1,250,000       1,338,276
                                                              --------------
                                                                   3,880,479
                                                              --------------

ELECTRIC-INTEGRATED (2.2%)
Duke Energy Carolinas LLC, Series D,
   7.38%, 3/1/10                                   1,250,000       1,296,352
Florida Power Corp., 4.50%, 6/1/10                 2,500,000       2,554,525
Pepco Holdings, Inc., 4.00%, 5/15/10               1,000,000         987,881
                                                              --------------
                                                                   4,838,758
                                                              --------------

FIDUCIARY BANKS (0.4%)
Bank of New York Mellon Corp. (The),
   4.95%, 1/14/11                                    750,000         775,601
                                                              --------------

FINANCE-CONSUMER LOANS (1.4%)
HSBC Finance Corp., 4.75%,
   5/15/09 (e)                                     3,000,000       2,995,899
                                                              --------------

FINANCE-INVESTMENT BANKER/BROKER
   (3.0%)
Bear Stearns Cos. LLC (The), 5.35%,
   2/1/12                                          2,000,000       2,046,650
Goldman Sachs Group, Inc. (The),
   3.25%, 6/15/12                                  1,500,000       1,563,393
Goldman Sachs Group, Inc. (The),
   6.65%, 5/15/09 (e)                              3,000,000       3,004,929
                                                              --------------
                                                                   6,614,972
                                                              --------------

FINANCE-MORTGAGE LOAN/BANKER (0.1%)
Countrywide Home Loans, Inc., Series
   K, 5.63%, 7/15/09                                 250,000         249,208
                                                              --------------

FINANCE-OTHER SERVICES (1.2%)
National Rural Utilities Cooperative
   Finance Corp., 4.38%, 10/1/10                   2,500,000       2,559,932
                                                              --------------

FOOD-RETAIL (0.5%)
Kroger Co. (The), 6.80%, 4/1/11                    1,000,000       1,056,244
                                                              --------------


                                    Continued


SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------  --------------

CORPORATE BONDS, CONTINUED
MEDICAL-DRUGS (0.6%)
Pfizer, Inc., 4.45%, 3/15/12                    $  1,250,000  $    1,313,346
                                                              --------------

MEDICAL INSTRUMENTS (0.9%)
Medtronic, Inc., Series B, 4.38%,
   9/15/10                                         2,000,000       2,060,088
                                                              --------------

NETWORKING PRODUCTS (1.2%)
Cisco Systems, Inc., 5.25%, 2/22/11                2,500,000       2,657,978
                                                              --------------

OIL COMPANY-INTEGRATED (0.6%)
Chevron Corp., 3.45%, 3/3/12                       1,250,000       1,285,869
                                                              --------------

REINSURANCE (1.0%)
Berkshire Hathaway Finance Corp.,
   4.75%, 5/15/12                                  2,000,000       2,101,056
                                                              --------------

RETAIL-DISCOUNT (1.1%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11              2,250,000       2,344,943
                                                              --------------

SUPER-REGIONAL BANKS-U.S. (4.0%)
Bank of America Corp., 4.38%, 12/1/10              1,000,000         971,518
PNC Funding Corp., 1.88%, 6/22/11                  2,000,000       2,011,980
US Bancorp, 1.64%, 5/6/10 (a)                      2,750,000       2,737,207
Wachovia Corp., 4.38%, 6/1/10 (e)                  3,000,000       3,028,278
                                                              --------------
                                                                   8,748,983
                                                              --------------

TRANSPORT-RAIL (0.5%)
Union Pacific Corp., 5.45%, 1/31/13                1,000,000       1,001,549
                                                              --------------

TOTAL CORPORATE BONDS                                             49,150,928
                                                              --------------

FOREIGN BONDS (1.7%)
FINANCE-OTHER SERVICES (0.6%)
BP Capital Markets PLC, 3.13%,
   3/10/12                                         1,250,000       1,268,638
Pemex Finance, Ltd., Series 1999-2,
   Class A MBIA, 9.69%, 8/15/09                       81,000          81,319
                                                              --------------
                                                                   1,349,957
                                                              --------------

OIL COMPANY-INTEGRATED (0.5%)
Conoco Funding Co., 6.35%, 10/15/11                1,000,000       1,095,025
                                                              --------------

SOVEREIGN (0.6%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/10                     BRL          2,594,000       1,186,529
                                                              --------------

TOTAL FOREIGN BONDS                                                3,631,511
                                                              --------------

MORTGAGE-BACKED SECURITIES (22.3%)
CMBS OTHER (5.5%)
Banc of America Commercial Mortgage,
   Inc., Series 2004-4, Class A3, 4.13%,
   7/10/42 (e)                                  $  2,252,819       2,224,899


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------  --------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
CS First Boston Mortgage Securities
   Corp., Series 2004-C3, Class A3,
   4.30%, 7/15/36 (e)                           $  1,745,938  $    1,739,903
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class A2, 4.35%,
   6/10/48                                         2,750,000       2,641,955
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42 (e)                              2,922,302       2,801,919
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                                         2,474,944       2,461,500
                                                              --------------
                                                                  11,870,176
                                                              --------------

CMBS SUBORDINATED (0.3%)
GMAC Commercial Mortgage Securities,
   Inc., Series 1999-C2, Class B, 7.14%,
   9/15/33 (a) (e)                                   622,548         621,390
                                                              --------------

WL COLLATERAL CMO OTHER (11.6%)
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A6,
   4.15%, 7/25/34 (a)                              2,500,000       2,489,850
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A7,
   4.15%, 7/25/34 (a)                              2,164,954       2,154,089
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-1, Class 13A3,
   4.76%, 4/25/34 (a)                              2,152,151       1,747,093
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-4, Class 2A2,
   4.57%, 8/25/35 (a) (e)                          3,000,000       2,832,293
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                                  1,017,116         823,873
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 4.97%, 4/20/35 (a)                   1,580,701         971,794
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.85%,
   6/19/34 (a) (e)                                 5,730,000       2,824,276
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 0.89%, 12/25/34 (a)             999,983         478,731
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 4.34%, 4/25/37 (a)           1,479,849         712,549
Indymac Index Mortgage Loan Trust,
   Series 2006-AR29, Class A2, 0.52%,
   11/25/36 (a)                                      588,594         535,375
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36                                         1,547,058       1,036,622


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------  --------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A3, 4.90%,
   2/25/35 (a)                                  $  1,894,508  $    1,743,581
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.35%,
   4/25/35 (a)                                     1,905,950       1,535,756
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%,
    6/25/35 (a) (e)                                2,749,069       2,521,117
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   3.74%, 12/25/32 (a)                                69,500          64,210
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.70%, 10/25/35 (a)                             1,900,073       1,538,541
Residential Funding Mortgage
   Securities I, Series 2007-SA1, Class
   1A1, 5.63%, 2/25/37 (a) (e)                     2,766,451       1,273,782
                                                              --------------
                                                                  25,283,532
                                                              --------------

WL COLLATERAL CMO SEQUENTIAL (4.5%)
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.24%,
   12/25/35 (a)                                    1,790,070       1,653,578
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%,
   8/25/36 (e)                                     3,000,000       2,109,180
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.61%,
   5/25/36 (a)                                     1,955,037       1,363,039
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.81%,
   6/25/36 (a)                                     1,970,955       1,315,772
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.79%,
   4/25/37 (a)                                     2,104,020       1,550,701
RAAC Series, Series 2005-SP1, Class
   2A2, 5.25%, 9/25/34                             1,858,798       1,846,760
                                                              --------------
                                                                   9,839,030
                                                              --------------

WL COLLATERAL PAC (0.4%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                           892,459         791,414
                                                              --------------

TOTAL MORTGAGE-BACKED SECURITIES                                  48,405,542
                                                              --------------

MUNICIPAL BONDS (0.2%)
OHIO (0.2%)
State of Ohio, Economic Enterprise,
   Series 3, 4.05%, 3/1/11 (b)                       340,000         340,085
                                                              --------------

TOTAL MUNICIPAL BONDS                                                340,085
                                                              --------------


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------  --------------

U.S. GOVERNMENT AGENCIES (37.3%)
FANNIE MAE (9.1%)
1.38%, 4/28/11                                  $  4,000,000  $    4,008,436
1.75%, 3/23/11                                     5,000,000       5,048,530
4.73%, 4/1/33 (a)                                  1,349,447       1,379,808
4.96%, 4/1/35 (a)                                  1,359,628       1,395,415
5.00%, 2/16/12                                     4,000,000       4,356,344
5.00%, 2/25/25 (e)                                 1,914,611       1,949,543
5.22%, 9/1/34 (a)                                  1,574,661       1,622,239
                                                              --------------
                                                                  19,760,315
                                                              --------------

FANNIE MAE PREPAYMENT LINK NOTE,
   SERIES 2005-4, CLASS 1 (1.1%)
4.65%, 12/25/12                                    2,320,015       2,423,841
                                                              --------------

FEDERAL FARM CREDIT BANK (2.8%)
2.25%, 4/24/12                                     2,000,000       2,011,544
2.63%, 4/21/11 (e)                                 4,000,000       4,093,560
                                                              --------------
                                                                   6,105,104
                                                              --------------

FEDERAL HOME LOAN BANK (9.3%)
1.38%, 5/16/11                                     4,000,000       4,002,620
2.25%, 4/13/12                                     4,000,000       4,053,804
3.63%, 9/16/11                                     5,000,000       5,244,870
4.75%, 10/25/10                                    2,297,776       2,370,294
5.13%, 9/10/10                                     4,245,000       4,490,391
                                                              --------------
                                                                  20,161,979
                                                              --------------

FREDDIE MAC (8.4%)
1.63%, 4/26/11                                     4,000,000       4,024,972
2.13%, 3/23/12                                     3,000,000       3,031,170
3.71%, 3/1/34 (a)                                  1,398,426       1,406,173
4.50%, 7/15/28 (e)                                 2,253,160       2,286,100
4.67%, 7/1/35 (a) (e)                              2,708,130       2,731,983
5.00%, 9/15/25 (e)                                 2,065,966       2,084,552
5.70%, 4/1/37 (a)                                  2,581,453       2,692,377
                                                              --------------
                                                                  18,257,327
                                                              --------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (6.6%)
2.87%, 2/16/20 (e)                                 2,843,183       2,868,697
3.27%, 1/16/23                                     1,055,167       1,058,217
3.72%, 12/16/26 (e)                                2,968,556       3,005,921
3.95%, 11/16/30 (e)                                3,131,137       3,191,253
4.00%, 5/16/27                                     1,769,793       1,805,658
4.09%, 8/16/30                                     2,065,590       2,107,795
5.99%, 2/16/24 (a)                                   294,951         298,738
                                                              --------------
                                                                  14,336,279
                                                              --------------

TOTAL U.S. GOVERNMENT AGENCIES                                    81,044,845
                                                              --------------


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------  --------------

U.S. TREASURY OBLIGATIONS (1.3%)
U.S. TREASURY NOTES (1.3%)
0.88%, 4/15/10 (d) (e)                          $  2,799,275  $    2,775,655
                                                ------------  --------------

TOTAL U.S. TREASURY OBLIGATIONS                                    2,775,655
                                                              --------------

                                                   SHARES
                                                ------------
INVESTMENTS IN AFFILIATES (2.3%)
Fifth Third Institutional Money
   Market Fund (c)                                 4,986,290       4,986,290
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                    4,986,290
                                                              --------------

TOTAL INVESTMENTS (COST $225,458,531) - 98.8%                    214,530,793

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                       2,496,952
                                                              --------------

NET ASSETS - 100.0%                                           $  217,027,745
                                                              ==============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(e) All or part of this security has been designated as collateral for futures contracts.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
MBIA - Municipal Bond Investors Assurance
PAC - Planned Amortization Class
WL - Whole Loan


                   See notes to schedules of investments.

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

CORPORATE BONDS (13.9%)
COMPUTERS (3.1%)
IBM International Group Capital LLC,
   1.39%, 7/29/09 (a)                           $  34,895,000  $  34,893,530
International Business Machines
   Corp., 4.38%, 6/1/09                             7,423,000      7,431,108
                                                               -------------
                                                                  42,324,638
                                                               -------------

COSMETICS & TOILETRIES (0.4%)
Procter & Gamble Co. (The), 1.31%,
   6/9/09 (a) (c)                                   5,000,000      5,000,000
                                                               -------------

DIVERSIFIED BANKING INSTITUTIONS (2.6%)
BNP Paribas, 1.46%, 5/13/09 (a) (c)                15,000,000     15,000,000
JPMorgan Chase & Co., Series C,
   1.38%, 6/2/09 (a)                                5,000,000      4,996,126
JPMorgan Chase & Co., 1.60%,
   7/22/09 (a) (c)                                 15,520,000     15,444,530
                                                               -------------
                                                                  35,440,656
                                                               -------------

DIVERSIFIED FINANCIAL SERVICES (2.2%)
General Electric Capital Corp.,
   1.12%, 7/27/09 (a) (c)                          10,000,000      9,848,155
General Electric Capital Corp.,
   1.42%, 6/15/09 (a)                               5,000,000      4,999,935
General Electric Capital Corp.,
   4.00%, 6/15/09                                   8,000,000      8,008,119
General Electric Capital Corp.,
   5.25%, 10/27/09                                  4,545,000      4,608,547
General Electric Capital Corp.,
   Series A, 3.75%, 12/15/09                        3,500,000      3,534,275
                                                               -------------
                                                                  30,999,031
                                                               -------------

INTEGRATED OIL & GAS (1.2%)
BP Capital Markets PLC, 1.44%,
   6/11/09 (a) (c)                                 15,000,000     15,000,000
BP Capital Markets PLC,
   4.88%, 3/15/10                                   2,000,000      2,060,108
                                                               -------------
                                                                  17,060,108
                                                               -------------

MEDICAL-DRUGS (1.3%)
Abbott Laboratories, 5.38%, 5/15/09                18,435,000     18,449,970
                                                               -------------

RETAIL-DISCOUNT (1.3%)
Wal-Mart Stores, Inc., 6.88%, 8/10/09              17,650,000     17,834,479
                                                               -------------

SUPER-REGIONAL BANKS-U.S. (1.8%)
Wells Fargo & Co., 0.60%, 5/15/09 (a) (c)          25,000,000     25,000,000
                                                               -------------

TOTAL CORPORATE BONDS                                            192,108,882
                                                               -------------


                                    Continued


                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

MUNICIPAL BONDS (0.4%)
TEXAS (0.4%)
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, Series B, AMT,
   0.14%, 5/1/09, (LOC: Exxon Mobil
   Corp.) (a) (c)                               $   5,550,000  $   5,550,000
                                                               -------------

TOTAL MUNICIPAL BONDS                                              5,550,000
                                                               -------------

U.S. GOVERNMENT AGENCIES (18.3%)
FANNIE MAE (1.2%)
1.17%, 5/8/09 (a) (c)                              10,000,000     10,008,122
4.63%, 12/15/09                                     6,150,000      6,287,933
                                                               -------------
                                                                  16,296,055
                                                               -------------

FEDERAL FARM CREDIT BANK (1.0%)
0.32%, 6/21/09 (a) (c)                              4,000,000      3,986,329
0.36%, 6/21/09 (a) (c)                             10,000,000      9,937,931
                                                               -------------
                                                                  13,924,260
                                                               -------------

FEDERAL HOME LOAN BANK (10.4%)
0.39%, 5/6/09 (a) (c)                              17,000,000     16,995,652
0.48%, 6/4/09 **                                   10,000,000      9,995,467
0.83%, 11/18/09 **                                 10,000,000      9,953,658
0.87%, 1/26/10                                     10,000,000      9,990,384
1.05%, 2/23/10                                      5,800,000      5,799,430
1.13%, 7/5/09 (a) (c)                              10,000,000     10,001,357
1.17%, 7/2/09 (a) (c)                              15,000,000     15,014,464
1.21%, 5/19/09 (a) (c)                             10,000,000     10,011,017
1.85%, 12/15/09                                    12,000,000     12,000,000
2.72%, 9/18/09                                     10,000,000      9,984,986
3.88%, 1/15/10                                      3,500,000      3,573,064
4.88%, 3/12/10                                      4,600,000      4,762,753
5.00%, 12/11/09                                    15,000,000     15,378,452
5.13%, 6/4/09                                      10,000,000     10,032,505
                                                               -------------
                                                                 143,493,189
                                                               -------------

FREDDIE MAC (5.7%)
0.43%, 5/19/09 (a) (c)                              5,000,000      4,998,742
1.09%, 5/4/09 (a) (c)                              15,000,000     15,000,000
1.25%, 3/18/10                                     10,000,000     10,028,068
3.13%, 2/4/10                                       5,000,000      5,077,092
4.13%, 9/1/09                                       6,644,000      6,707,234
4.13%, 11/30/09                                     5,000,000      5,097,859
4.25%, 7/15/09                                      8,000,000      8,059,088
4.88%, 2/9/10                                       8,833,000      9,109,867
6.63%, 9/15/09                                     15,000,000     15,248,217
                                                               -------------
                                                                  79,326,167
                                                               -------------

TOTAL U.S. GOVERNMENT AGENCIES                                   253,039,671
                                                               -------------

CERTIFICATES OF DEPOSIT (2.8%)
DIVERSIFIED FINANCIAL SERVICES (2.4%)
Rabobank Nederland, NY Branch,
   0.65%, 6/24/09                                  10,000,000     10,000,748


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

CERTIFICATES OF DEPOSIT, CONTINUED
DIVERSIFIED FINANCIAL SERVICES, CONTINUED
Rabobank Nederland, NY Branch,
   0.75%, 6/9/09                                $  23,600,000  $  23,600,764
                                                               -------------
                                                                  33,601,512
                                                               -------------

MONEY CENTER BANKS (0.4%)
Bank of New York (The), 5.41%,
   5/15/09                                          5,000,000      5,004,069
                                                               -------------

TOTAL CERTIFICATES OF DEPOSIT                                     38,605,581
                                                               -------------

COMMERCIAL PAPER (20.2%)
BEVERAGES-NON ALCOHOLIC (1.8%)
Coca-Cola Co. (The), 0.40%,
   8/17/09 **                                       7,500,000      7,491,000
Coca-Cola Co. (The), 0.45%,
   5/18/09 ** (d)                                   8,000,000      7,998,300
Coca-Cola Co. (The), 0.57%,
   7/6/09 **                                       10,000,000      9,989,550
                                                               -------------
                                                                  25,478,850
                                                               -------------

COMMERCIAL BANKS-CENTRAL U.S. (0.7%)
US Bank NA, 0.85%, 7/22/09                         10,000,000     10,000,000
                                                               -------------

COMMERCIAL BANKS NON-U.S. (1.8%)
Bank of Nova Scotia, 0.70%, 6/9/09 **              15,000,000     14,988,625
Toronto Dominion Holding, 0.45%,
   7/16/09 **                                      10,000,000      9,990,500
                                                               -------------
                                                                  24,979,125
                                                               -------------

COSMETICS & TOILETRIES (2.1%)
Procter & Gamble International
   Funding SCA, 0.47%, 5/7/09 ** (d)               15,000,000     14,998,825
Procter & Gamble International
   Funding SCA, 0.60%, 9/4/09 ** (d)               14,254,000     14,224,067
                                                               -------------
                                                                  29,222,892
                                                               -------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
General Electric Co., 0.45%,
   6/22/09 **                                      15,000,000     14,990,250
Rabobank USA Financial Co., 0.62%,
   7/9/09 **                                       10,000,000      9,988,117
                                                               -------------
                                                                  24,978,367
                                                               -------------

FINANCE-INVESTMENT BANKER/BROKER
   (1.1%)
BNP Paribas Finance, Inc., 0.86%,
   6/12/09 **                                      15,000,000     14,984,950
                                                               -------------

FOOD-MISC/DIVERSIFIED (0.7%)
Nestle Capital Corp., 0.70%, 2/16/10               10,000,000      9,943,417
                                                               -------------

MEDICAL-HOSPITALS (0.5%)
Essential Health, 1.25%, 5/7/09 **                  6,675,000      6,673,609
                                                               -------------


                                    Continued


                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

COMMERCIAL PAPER, CONTINUED
MONEY CENTER BANKS (1.1%)
Deutsche Bank Financial LLC, 0.33%,
   5/29/09                                      $  15,000,000  $  14,996,150
                                                               -------------

OIL COMPANY-INTEGRATED (2.5%)
BP Capital Markets PLC, 0.90%,
   11/9/09 **                                       5,000,000      4,976,000
Shell International Finance BV,
   1.92%, 5/4/09 **                                15,000,000     14,997,600
Total Fina Elf SA, 0.37%, 6/12/09 **               15,000,000     14,993,525
                                                               -------------
                                                                  34,967,125
                                                               -------------

SPECIAL PURPOSE ENTITY (4.7%)
Old Line Funding, LLC, 0.30%,
   5/8/09 ** (d)                                   15,014,000     15,013,124
Old Line Funding, LLC, 0.33%,
   5/5/09 ** (d)                                   15,000,000     14,999,450
Old Line Funding, LLC, 0.65%,
   5/1/09 ** (d)                                   11,595,000     11,595,000
Old Line Funding, LLC, 0.65%,
   6/3/09 ** (d)                                    5,000,000      4,997,021
Societe Generale North America,
   0.28%, 5/14/09                                  18,046,000     18,044,175
                                                               -------------
                                                                  64,648,770
                                                               -------------

U.S. MUNICIPALS (1.4%)
Walnut Energy Center Authority,
   0.60%, 5/13/09 **                               18,965,000     18,961,207
                                                               -------------

TOTAL COMMERCIAL PAPER                                           279,834,462
                                                               -------------

DEMAND NOTES (7.5%)
COMMERCIAL SERVICES (0.7%)
World Wildlife Fund, 1.42%, 5/7/09,
   (LOC: JP Morgan, Inc.) (a) (c)                  10,000,000     10,000,000
                                                               -------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Harry W. Albright Jr., Series 1996,
   2.10%, 5/7/09, (LOC: Bank of
   America) (a) (c)                                 4,700,000      4,700,000
                                                               -------------

FINANCE-OTHER SERVICES (0.6%)
Mortgage Bankers Association of
   America, 1.04%, 5/1/09, (LOC: PNC
   Bank NA) (a) (c)                                 8,000,000      8,000,000
                                                               -------------

REVENUE BONDS (0.6%)
Metrodev Newark LLC, 1.35%, 5/7/09,
   (LOC: PNC Bank NA) (a) (c)                       8,000,000      8,000,000
                                                               -------------

SPECIAL PURPOSE ENTITY (5.3%)
Buckeye Corrugated, Inc., Series
   1997, 1.80%, 5/7/09, (LOC: KeyBank
   NA) (a) (c) (d)                                  3,500,000      3,500,000


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
Bybee Foods LLC Taxable Adjustable
   Rate Notes, Series 2006, 1.80%,
   5/7/09, (LOC: KeyBank NA) (a) (c)            $   1,500,000  $   1,500,000
Capital One Funding Corp., Series
   1996-H, 1.67%, 5/7/09, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                          296,000        296,000
Capital One Funding Corp., Series
   1997-D, 0.97%, 5/7/09, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                          406,000        406,000
Capital One Funding Corp., Series
   1999-D, 7.00%, 5/7/09, (LOC: JP
   Morgan, Inc.) (a) (c)                              100,000        100,000
Capital One Funding Corp., Series
   2001-C, 0.97%, 5/7/09, (LOC: JP
   Morgan, Inc.) (a) (c)                            2,116,000      2,116,000
Clare at Water Tower (The), Series
   2005, 1.00%, 5/7/09, (LOC: Bank of
   America) (a) (c)                                12,500,000     12,500,000
Doctors Park LLP, 1.50%, 5/7/09,
   (LOC: US Bancorp) (a) (c)                        9,175,000      9,175,000
Erickson Foundation, Inc. (The),
   1.02%, 5/7/09, (LOC: FHLB) (a) (c)              15,000,000     15,000,000
Jackson 2000 LLC, Series 1999,
   1.80%, 5/7/09, (LOC: KeyBank NA) (a) (c)         8,185,000      8,185,000
Landmark Medical LLC, Series 2000,
   1.78%, 5/7/09, (LOC: JP Morgan,
   Inc.) (a) (c)                                    6,180,000      6,180,000
New Belgium Brewing Co., Inc.,
   Series 2000, 1.10%, 5/7/09,
   (LOC: Wells Fargo & Co.) (a) (c)                 1,705,000      1,705,000
PCI Paper Conversions, Inc., Series
   2000, 1.80%, 5/7/09, (LOC: KeyBank
   NA) (a) (c)                                        550,000        550,000
Saddleback Valley Community Church,
   1.00%, 5/7/09, (LOC: FHLB) (a) (c)               9,940,000      9,940,000
SGS Tool Co., Series 1999, 2.37%,
   5/7/09, (LOC: JP Morgan, Inc.) (a) (c)           1,875,000      1,875,000
                                                               -------------
                                                                  73,028,000
                                                               -------------

TOTAL DEMAND NOTES                                               103,728,000
                                                               -------------

MUNICIPAL DEMAND NOTES (17.1%)
CALIFORNIA (3.4%)
County of Sacramento, 0.90%, 5/6/09,
   (LOC: Bayerische Landesbank) (a) (c)            32,430,000     32,430,000
County of Riverside, CP, 0.90%,
   5/6/09, (LOC: State Street Corp.) (a) (c)        6,200,000      6,200,000
Abag Finance Authority for Nonprofit
   Corp., YMCA of San Francisco, Series
   A, 0.75%, 5/7/09, (LOC: Wells Fargo &
   Co.) (a) (c)                                     8,585,000      8,585,000
                                                               -------------
                                                                  47,215,000
                                                               -------------


                                    Continued


                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

MUNICIPAL DEMAND NOTES, CONTINUED
COLORADO (0.1%)
Pueblo Housing Authority, 1.10%,
   5/7/09,
   (LOC: Wells Fargo & Co.) (a)(c)(d)           $   1,500,000  $   1,500,000
                                                               -------------

FLORIDA (0.7%)
Florida Municipal Power Agency,
   Series D, 1.42%, 5/7/09, (LOC: Bank of
   America) (a) (c)                                10,000,000     10,000,000
                                                               -------------

GEORGIA (0.8%)
Savannah College of Art & Design,
   Inc., Series 2004 BD, 0.85%, 5/7/09,
   (LOC: Bank of America) (a) (c)                  10,838,000     10,838,000
                                                               -------------

ILLINOIS (1.0%)
Finance Authority, Fairview
   Ministries, Inc., Series D, 1.00%,
   5/7/09,
   (LOC: Bank of America) (a) (c)                   4,455,000      4,455,000
Finance Authority, Art Institute of
   Chicago, Series B-2, 0.48%, 5/6/09,
   (LOC: Northern Trust Corp.) (a) (c)              3,300,000      3,300,000
Finance Authority, Franciscan
   Communities, Series B, 1.00%, 5/7/09,
   (LOC: Bank of America) (a) (c)                   5,955,000      5,955,000
                                                               -------------
                                                                  13,710,000
                                                               -------------

INDIANA (0.1%)
Finance Authority, Haven Hubbard
   Homes, Inc., Series B, 1.00%, 5/7/09,
   (LOC: Bank of America) (a) (c)                   2,100,000      2,100,000
                                                               -------------

IOWA (0.4%)
Dallas County Industrial Development,
   Sioux City Brick and Tile, Series B,
   0.80%, 5/7/09,                                   5,595,000      5,595,000
                                                               -------------
   (LOC: U.S. Bancorp) (a) (c)

MARYLAND (0.8%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 1.00%, 5/7/09,
   (LOC: Bank of America) (a) (c)                  10,930,000     10,930,000
                                                               -------------

NEW YORK (3.0%)
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 0.72%, 5/6/09,
   (LOC: Bayerische Landesbank) (a) (c)            41,285,000     41,285,000
                                                               -------------


                               Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

MUNICIPAL DEMAND NOTES, CONTINUED
OHIO (1.6%)
American Municipal Power-Ohio, Inc.,
   Series A, 1.40%, 5/7/09, (LOC: KeyBank
   NA) (a) (c)                                  $   9,770,000  $   9,770,000
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series
   B, 1.40%, 5/7/09,
   (LOC: KeyBank NA) (a) (c)                       12,515,000     12,515,000
                                                               -------------
                                                                  22,285,000
                                                               -------------

PENNSYLVANIA (0.4%)
Blair County Industrial Development
   Authority, AMT, 1.00%, 5/7/09,
   (LOC: PNC Bank NA) (a) (c)                       5,000,000      5,000,000
                                                               -------------

TEXAS (1.9%)
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT, 0.14%,
   5/1/09, (LOC: Exxon Mobil Corp.) (a) (c)         6,200,000      6,200,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B, AMT,
   0.14%, 5/1/09, (LOC: Standalone) (a) (c)        20,000,000     20,000,000
                                                               -------------
                                                                  26,200,000
                                                               -------------

UTAH (1.8%)
Telecommunication Open Infrastructure
   Agency, 1.50%, 5/7/09, (LOC: KeyBank
   NA) (a) (c)                                     25,000,000     25,000,000
                                                               -------------

WASHINGTON (1.1%)
State Housing Finance Commission,
   Monticello Park Project, Series B,
   1.15%, 5/7/09, (LOC: FNMA) (a) (c)               3,555,000      3,555,000
State Housing Finance Commission,
   Skyline At First, Series D, 1.00%,
   5/7/09, (LOC: Bank of America) (a) (c)          11,100,000     11,100,000
                                                               -------------
                                                                  14,655,000
                                                               -------------

TOTAL MUNICIPAL DEMAND NOTES                                     236,313,000
                                                               -------------

                                                   SHARES
                                                -------------
MONEY MARKETS (9.0%)
AIM STIT Liquid Assets Portfolio (b)               63,979,640     63,979,640
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund (b)                    61,192,549     61,192,549
                                                               -------------

TOTAL MONEY MARKETS                                              125,172,189
                                                               -------------


                                    Continued


                                                 PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------  -------------

REPURCHASE AGREEMENTS (9.5%)
Barclays PLC, 0.16%, dated 4/30/09, due
   5/1/09, (Proceeds at maturity,
   $15,000,067, Collateralized by U.S.
   Treasury Security, 2.00%, 11/30/13,
   value $15,300,032)                           $  15,000,000  $  15,000,000
Deutsche Bank, 0.16%, dated 4/30/09,
   due 5/1/09, (Proceeds at maturity,
   $110,000,467, Collateralized by
   various U.S. Government Agency
   securities, 2.75%-6.38%,
   6/15/09-4/28/21, value                        110,000,000     110,000,000
   $112,200,902)
UBS Investment Bank, 0.12%, dated
   4/30/09, due 5/1/09, (Proceeds at
   maturity, $6,498,958, Collateralized
   by Freddie Mac Discount Note, 0.00%,
   10/1/10, value $6,628,937)                       6,498,000      6,498,000
                                                              --------------

TOTAL REPURCHASE AGREEMENTS                                      131,498,000
                                                              --------------

TOTAL INVESTMENTS (COST $1,365,849,785)+ - 98.7%               1,365,849,785

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                      18,461,727
                                                              --------------

NET ASSETS - 100.0%                                           $1,384,311,512
                                                              ==============


NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(c) All or part of this security has been desgniated as collateral for a when issued security.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
LOC - Letter of Credit


                 See notes to schedules of investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

CORPORATE BONDS (10.6%)
COMPUTERS (2.3%)
IBM International Group Capital LLC,
   1.39%, 7/29/09 (a)                           $ 45,000,000  $ 45,044,496
International Business Machines
   Corp., 4.38%, 6/1/09                           21,000,000    21,021,400
                                                              ------------
                                                                66,065,896
                                                              ------------

COSMETICS & TOILETRIES (0.5%)
Procter & Gamble Co. (The), 1.31%,
   6/9/09 (a) (c)                                 15,000,000    15,000,000
                                                              ------------

DIVERSIFIED BANKS (2.6%)
BNP Paribas, 1.46%, 5/13/09 (a) (c)               25,000,000    25,000,000
JPMorgan Chase & Co., 1.38%,
   7/2/09 (a) (c)                                  6,200,000     6,197,649
JPMorgan Chase & Co., 1.60%,
   7/22/09 (a) (c)                                35,000,000    34,827,617
JPMorgan Chase & Co., Series C,
   1.38%, 6/2/09 (a)                              10,000,000     9,992,251
                                                              ------------
                                                                76,017,517
                                                              ------------

DIVERSIFIED FINANCIAL SERVICES (2.1%)
General Electric Capital Corp.,
   1.12%, 7/27/09 (a) (c)                         15,000,000    14,772,232
General Electric Capital Corp.,
   1.42%, 6/15/09 (a)                             13,410,000    13,409,880
General Electric Capital Corp.,
   4.00%, 6/15/09                                 17,000,000    17,022,859
General Electric Capital Corp.,
   5.25%, 10/27/09                                10,000,000    10,139,817
General Electric Capital Corp.,
   Series A, 3.75%, 12/15/09                       6,500,000     6,563,653
                                                              ------------
                                                                61,908,441
                                                              ------------

FIDUCIARY BANKS (0.1%)
Bank of New York Mellon Corp. (The),
   1.63%, 5/5/09 (a) (c)                           3,900,000     3,880,472
                                                              ------------

INTEGRATED OIL & GAS (1.3%)
BP Capital Markets PLC, 1.44%,
   6/11/09 (a) (c)                                35,000,000    35,000,000
BP Capital Markets PLC, 4.88%,                     3,000,000     3,090,162
   3/15/10
                                                              ------------
                                                                38,090,162
                                                              ------------

MEDICAL-DRUGS (0.2%)
Abbott Laboratories, 5.38%, 5/15/09                5,000,000     5,003,724
                                                              ------------

RETAIL-DISCOUNT (0.7%)
Wal-Mart Stores, Inc., 6.88%, 8/10/09             18,825,000    19,061,224
                                                              ------------

SUPER-REGIONAL BANKS-U.S. (0.8%)
Wells Fargo & Co., 0.60%, 5/15/09 (a) (c)         10,000,000    10,000,000
Wells Fargo & Co., 1.42%, 6/15/09 (a) (c)          7,385,000     7,336,471


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

CORPORATE BONDS, CONTINUED
SUPER-REGIONAL BANKS-U.S., CONTINUED
Wells Fargo & Co., 4.20%, 1/15/10               $  5,000,000  $  5,062,990
                                                              ------------
                                                                22,399,461
                                                              ------------

TOTAL CORPORATE BONDS                                          307,426,897
                                                              ------------

MORTGAGE-BACKED SECURITIES (0.3%)
CMBS OTHER (0.3%)
Freddie Mac, 1.70%, 5/7/09 (a) (c)                 7,486,335     7,486,335
                                                              ------------

TOTAL MORTGAGE-BACKED SECURITIES                                 7,486,335
                                                              ------------

MUNICIPAL BONDS (0.8%)
TEXAS (0.8%)
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT, 0.23%,
   5/1/09, (LOC: Exxon Mobil Corp.) (a) (c)       24,500,000    24,500,000
                                                              ------------

TOTAL MUNICIPAL BONDS                                           24,500,000
                                                              ------------

U.S. GOVERNMENT AGENCIES (17.3%)
FANNIE MAE (3.1%)
1.17%, 5/8/09 (a) (c)                             15,000,000    15,012,183
2.95%, 5/1/09 **                                   7,900,000     7,900,000
4.63%, 12/15/09                                   18,801,000    19,199,036
5.13%, 7/13/09                                     2,350,000     2,359,238
6.38%, 6/15/09                                    19,270,000    19,345,336
6.63%, 9/15/09                                    25,935,000    26,317,075
                                                              ------------
                                                                90,132,868
                                                              ------------

FEDERAL FARM CREDIT BANK (0.8%)
0.32%, 6/21/09 (a) (c)                             8,000,000     7,972,659
0.36%, 6/21/09 (a) (c)                            15,000,000    14,906,897
                                                              ------------
                                                                22,879,556
                                                              ------------

FEDERAL HOME LOAN BANK (8.8%)
0.42%, 7/2/09 **                                  25,000,000    24,981,917
0.83%, 11/18/09 **                                15,000,000    14,930,487
0.87%, 1/26/10                                    15,000,000    14,985,575
1.05%, 2/23/10                                    10,000,000     9,999,018
1.13%, 7/5/09 (a) (c)                             15,000,000    15,002,036
1.17%, 7/2/09 (a) (c)                             25,000,000    25,024,106
1.21%, 5/19/09 (a) (c)                            20,000,000    20,022,034
1.85%, 12/15/09                                   18,000,000    18,000,000
2.38%, 4/30/10                                     4,950,000     5,021,860
2.53%, 7/28/09                                     7,000,000     7,033,895
3.50%, 1/6/10                                     10,000,000    10,174,038
3.88%, 1/15/10                                     7,180,000     7,329,885
4.50%, 10/9/09                                    12,705,000    12,882,923
5.00%, 9/18/09                                    13,550,000    13,666,585
5.00%, 3/12/10                                    13,300,000    13,779,734
5.13%, 6/4/09                                     15,000,000    15,048,757


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
5.25%, 8/5/09                                   $ 18,500,000  $ 18,666,616
5.38%, 7/17/09                                     5,960,000     5,987,672
                                                              ------------
                                                               252,537,138
                                                              ------------

FREDDIE MAC (4.6%)
0.43%, 5/19/09 (a) (c)                            12,000,000    11,996,980
0.64%, 11/13/09 **                                13,500,000    13,389,750
1.09%, 5/4/09 (a) (c)                             25,000,000    25,000,000
1.25%, 3/18/10                                    20,000,000    20,056,136
3.13%, 2/4/10                                     10,000,000    10,154,184
4.13%, 9/1/09                                     11,000,000    11,102,111
4.13%, 11/30/09                                   10,000,000    10,195,718
4.88%, 2/9/10                                     20,000,000    20,626,892
5.00%, 6/11/09                                    10,950,000    11,003,847
                                                              ------------
                                                               133,525,618
                                                              ------------

TOTAL U.S. GOVERNMENT AGENCIES                                 499,075,180
                                                              ------------

CERTIFICATES OF DEPOSIT (2.4%)
DIVERSIFIED FINANCIAL SERVICES (1.9%)
Rabobank Nederland, NY Branch,
   0.65%, 6/24/09                                 20,000,000    20,001,496
Rabobank Nederland, NY Branch,
   0.75%, 6/9/09                                  35,000,000    35,001,133
                                                              ------------
                                                                55,002,629
                                                              ------------

MONEY CENTER BANKS (0.5%)
Bank of New York (The), 5.41%,
   5/15/09                                        15,000,000    15,012,206
                                                              ------------

TOTAL CERTIFICATES OF DEPOSIT                                   70,014,835
                                                              ------------

COMMERCIAL PAPER (22.2%)
BEVERAGES-NON ALCOHOLIC (1.5%)
Coca-Cola Co. (The), 0.40%,
   8/17/09 **                                     17,000,000    16,979,600
Coca-Cola Co. (The), 0.57%,
   7/6/09 **                                      25,000,000    24,973,875
                                                              ------------
                                                                41,953,475
                                                              ------------

COMMERCIAL BANKS-CENTRAL U.S. (0.9%)
US Bank NA, 0.85%, 7/22/09                        25,000,000    25,000,000
                                                              ------------

COMMERCIAL BANKS-EASTERN U.S. (0.5%)
Toronto Dominion Holding, 1.96%,
   10/6/09                                        15,000,000    15,004,490
                                                              ------------


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

COMMERCIAL PAPER, CONTINUED
COMMERCIAL BANKS NON-U.S. (1.7%)
Bank of Nova Scotia, 0.70%,
   6/9/09 **                                    $ 25,000,000  $ 24,981,042
Toronto Dominion Holding, 0.45%,
   7/16/09 **                                     25,000,000    24,976,250
                                                              ------------
                                                                49,957,292
                                                              ------------

DIVERSIFIED FINANCIAL SERVICES (2.4%)
General Electric Capital Corp.,
   0.70%, 7/15/09 **                              20,000,000    19,970,833
Rabobank USA Financial Co., 0.42%,
   7/15/09                                        25,000,000    24,978,125
Rabobank USA Financial Co., 0.62%,
   7/9/09 **                                      25,000,000    24,970,292
                                                              ------------
                                                                69,919,250
                                                              ------------

DIVERSIFIED MANUFACTURING
   OPERATIONS (0.9%)
General Electric Co., 0.45%,
   6/22/09 **                                     25,000,000    24,983,750
                                                              ------------

FINANCE-INVESTMENT
   BANKER/BROKER (1.4%)
BNP Paribas Finance, Inc., 0.57%,
   6/17/09 **                                     25,000,000    24,981,396
BNP Paribas Finance, Inc., 0.86%,
   6/12/09 **                                     15,000,000    14,984,950
                                                              ------------
                                                                39,966,346
                                                              ------------

FOOD-MISC/DIVERSIFIED (0.7%)
Nestle Capital Corp., 0.70%, 2/16/10              20,000,000    19,886,833
                                                              ------------

INDUSTRIALS (0.3%)
Mississippi Business Finance Corp.,
   1.25%, 7/21/09, (LOC: BP Amoco)                 8,100,000     8,100,000
                                                              ------------

MEDICAL-HOSPITALS (0.5%)
Essential Health, 1.25%, 5/7/09 **                15,000,000    14,996,875
                                                              ------------

MONEY CENTER BANKS (0.9%)
Deutsche Bank Financial LLC, 0.33%,
   5/29/09                                        25,000,000    24,993,583
                                                              ------------

OIL COMPANY-INTEGRATED (4.3%)
BP Capital Markets PLC, 0.67%,
   8/19/09 ** (d)                                 25,000,000    24,948,820
BP Capital Markets PLC, 0.90%,
   11/9/09 ** (d)                                 15,000,000    14,928,000
Chevron Corp., 0.27%, 5/14/09 **                  25,000,000    24,997,562


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

COMMERCIAL PAPER, CONTINUED
OIL COMPANY-INTEGRATED,CONTINUED
Chevron Corp., 0.54%, 5/18/09 **                $ 15,000,000  $ 14,996,175
Shell International Finance BV,
   1.92%, 5/4/09 **                               20,000,000    19,996,800
Total Fina Elf SA, 0.37%, 6/12/09 **              25,000,000    24,989,208
                                                              ------------
                                                               124,856,565
                                                              ------------

SCHOOLS (0.2%)
University of Michigan, 0.50%,
   5/1/09                                          6,435,000     6,435,000
                                                              ------------

SPECIAL PURPOSE ENTITY (4.8%)
Old Line Funding, LLC, 0.30%,
   5/8/09 ** (d)                                  25,000,000    24,998,542
Old Line Funding, LLC, 0.33%,
   5/5/09 ** (d)                                  30,026,000    30,024,899
Old Line Funding, LLC, 0.40%,
   6/10/09 ** (d)                                 25,000,000    24,988,889
Old Line Funding, LLC, 0.65%,
   5/11/09 ** (d)                                 14,573,000    14,570,368
Old Line Funding, LLC, 0.65%,
   6/3/09 ** (d)                                  20,000,000    19,988,083
Procter & Gamble International
   Funding SCA, 0.47%, 5/7/09 ** (d)              25,000,000    24,998,042
                                                              ------------
                                                               139,568,823
                                                              ------------

U.S. MUNICIPALS (1.2%)
Walnut Energy Center Authority,
   0.60%, 5/13/09 **                              35,000,000    34,993,000
                                                              ------------

TOTAL COMMERCIAL PAPER                                         640,615,282
                                                              ------------

DEMAND NOTES (5.2%)
BUILDING PRODUCTION-
   CEMENT/AGGREGATE (0.8%)
Sioux City Brick & Tile Co., 0.92%,
   5/7/09, (LOC: U.S. Bancorp) (a) (c) (d)        24,175,000    24,175,000
                                                              ------------

FINANCE-OTHER SERVICES (1.6%)
Lexington Financial Services LLC,
   1.20%, 5/7/09, (LOC: Bank of
   America) (a) (c)                               29,955,000    29,955,000
Mortgage Bankers Association of
   America, 1.04%, 5/1/09, (LOC: PNC
   Bank NA) (a) (c)                               17,000,000    17,000,000
                                                              ------------
                                                                46,955,000
                                                              ------------


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

DEMAND NOTES, CONTINUED
FINANCIAL (0.1%)
Cornerstone Funding Corp., Series
   2003-F, 1.90%, 11/1/23, (LOC:
   Comerica Bank) (a)                           $     84,000  $     84,000
Cornerstone Funding Corp., Series
   2003-H, 1.65%, 1/1/34, (LOC: US
   Bancorp) (a)                                    4,041,000     4,041,000
                                                              ------------
                                                                 4,125,000
                                                              ------------

SPECIAL PURPOSE ENTITY (2.7%)
Aquarium Parking Deck LLC, Series
   2005, 2.50%, 5/6/09, (LOC: SunTrust
   Banks, Inc.) (a) (c)                            9,365,000     9,365,000
Capital Markets Access Co. LC,
   Series 2005, 2.50%, 5/6/09, (LOC:
   SunTrust Banks, Inc.) (a) (c)                   7,745,000     7,745,000
Capital One Funding Corp., Series
   2001-A, 2.67%, 5/7/09, (LOC: JP
   Morgan, Inc.) (a) (c)                           2,580,000     2,580,000
Corporate Finance Managers, Inc.,
   0.75%, 5/7/09, (LOC: Wells Fargo &
   Co.) (a) (c)                                    5,685,000     5,685,000
Erickson Foundation, Inc. (The),
   1.02%, 5/7/09, (LOC: FHLB) (a) (c)             25,000,000    25,000,000
Gulf Gate Apartments, Series 2003,
   1.00%, 5/7/09, (LOC: Wells Fargo &
   Co.) (a) (c) (d)                                7,295,000     7,295,000
Park Street Properties I LLC,
   Series 2004, 1.50%, 5/7/09,
   (LOC: US Bancorp) (a) (c)                      10,935,000    10,935,000
Pershing Drive Associates L.P.,
   1.15%, 5/7/09, (LOC: Royal Bank of
   Canada) (a) (c)                                 8,785,000     8,785,000
                                                              ------------
                                                                77,390,000
                                                              ------------

TOTAL DEMAND NOTES                                             152,645,000
                                                              ------------

MUNICIPAL DEMAND NOTES (19.3%)
ARIZONA (0.3%)
Glendale Industrial Development
   Authority, Thunderbird Garvin, Series
   B, 0.75%, 5/7/09, (LOC: Bank of New
   York Co., Inc.) (a) (c)                         9,750,000     9,750,000
                                                              ------------

CALIFORNIA (2.8%)
County of Sacramento, 0.90%, 5/6/09,
   (LOC: Bayerische Landesbank) (a) (c)           21,010,000    21,010,000
County of Sacramento, 0.90%, 5/6/09,
   (LOC: Bayerische Landesbank) (a) (c)           51,300,000    51,300,000
Kern Water Bank Authority, Series B,
   1.00%, 5/7/09, (LOC: Wells Fargo &
   Co.) (a) (c)                                    4,159,000     4,159,000


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
CALIFORNIA, CONTINUED
Sacramento County Housing Authority,
   Multi-Family, Natomas Park
   Apartments, Series B, 1.15%, 5/7/09,
   (LOC: FNMA) (a) (c)                          $  1,450,000  $  1,450,000
Statewide Communities Development
   Authority, Multi-Family Housing,
   Series X-T, 1.15%, 5/7/09,
   (LOC: FNMA) (a) (c)                               700,000       700,000
Statewide Communities Development
   Authority, Multi-Family, Valley Palms
   Apartments, Series C-T, 1.00%,
   5/7/09, (LOC: FNMA) (a) (c)                     2,055,000     2,055,000
                                                              ------------
                                                                80,674,000
                                                              ------------

FLORIDA (1.7%)
City of Homestead, Speedway Project,
   2.50%, 5/6/09, (LOC: SunTrust Banks,
   Inc.) (a) (c)                                   7,865,000     7,865,000
Florida Municipal Power Agency,
   Series D, 1.42%, 5/7/09, (LOC: Bank of
   America) (a) (c)                               32,305,000    32,305,000
University South Florida Research
   Foundation, Inc., Series C, 2.50%,
   5/6/09, (LOC: Bank of America) (a) (c)          8,630,000     8,630,000
                                                              ------------
                                                                48,800,000
                                                              ------------

GEORGIA (0.2%)
Augusta Housing Authority, Westbury
   Creek Apartments, Series B, 2.50%,
   5/6/09, (LOC: FNMA) (a) (c)                       500,000       500,000
                                                              ------------

ILLINOIS (0.8%)
Finance Authority, Art Institute of
   Chicago, Series B-1, 0.48%, 5/6/09,
   (LOC: JP Morgan, Inc.) (a) (c)                  6,000,000     6,000,000
Finance Authority, Fairview Village,
   Series E, 1.00%, 5/7/09, (LOC: Bank of
   America) (a) (c)                                6,250,000     6,250,000
Finance Authority, Franciscan
   Communities, Series B, 1.00%, 5/7/09,
   (LOC: Bank of America) (a) (c)                 12,000,000    12,000,000
                                                              ------------
                                                                24,250,000
                                                              ------------

INDIANA (1.2%)
City of Indianapolis Economic
   Development, Multi-Family Housing,
   Pedcor Investments, Series B, 1.90%,
   5/7/09, (LOC: FHLB) (a) (c)                       961,000       961,000


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
INDIANA, CONTINUED
Health Facility Financing Authority,
   Clark Memorial Hospital, Series B,
   2.67%, 5/7/09, (LOC: JP Morgan,
   Inc.) (a) (c)                                $  2,770,000  $  2,770,000
Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Series B, 1.00%, 5/7/09,
   (LOC: Bank of Montreal) (a) (c)                21,515,000    21,515,000
Terre Haute, Westminister Village,
   Series B, 1.02%, 5/7/09, (LOC:
   Sovereign Bank FSB) (a) (c)                     9,300,000     9,300,000
                                                              ------------
                                                                34,546,000
                                                              ------------

KENTUCKY (0.2%)
Boone County, Northern Kentucky
   University Metropolitan Education and
   Training Services Center Project,
   1.15%, 5/7/09, (LOC: U.S.
   Bancorp) (a) (c)                                4,860,000     4,860,000
                                                              ------------

MARYLAND (1.2%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 1.00%, 5/7/09,
   (LOC: Bank of America) (a) (c)                 19,060,000    19,060,000
Health & Higher Educational
   Facilities Authority, Charlestown
   Community, Series B, 1.00%, 5/6/09,
   (LOC: Bank of America) (a) (c)                 16,000,000    16,000,000
                                                              ------------
                                                                35,060,000
                                                              ------------

MASSACHUSETTS (0.9%)
Massachusetts Development Finance
   Agency, Briarwood, Series B, 2.00%,
   5/7/09, (LOC: Sovereign Bank
   FSB) (a) (c)                                    8,940,000     8,940,000
Simmons College, 0.65%, 5/7/09, (LOC:
   JP Morgan, Inc.) (a) (c)                       17,890,000    17,890,000
                                                              ------------
                                                                26,830,000
                                                              ------------

MICHIGAN (0.1%)
Canton Charter Township, GO, 2.75%,
   5/6/09, (LOC: Comerica Bank) (a) (c)            1,000,000     1,000,000
Charter Township of Ypsilanti,
   Capital Improvements, Series B, GO,
   2.75%, 5/6/09, (LOC: Comerica
   Bank) (a) (c)                                   2,280,000     2,280,000
                                                              ------------
                                                                 3,280,000
                                                              ------------

MINNESOTA (0.4%)
City of Plymouth, Carlson Center
   Project, 1.05%, 5/7/09, (LOC: U.S.
   Bancorp) (a) (c)                                  600,000       600,000


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
MINNESOTA, CONTINUED
State of Minnesota, Supplemental
   Student Loan, Series A, 1.15%,
   5/7/09, (LOC: U.S. Bancorp) (a) (c)          $ 10,000,000  $ 10,000,000
                                                              ------------
                                                                10,600,000
                                                              ------------

NEW MEXICO (0.2%)
City of Albuquerque Industrial, KTECH
   Corp. Project, 1.00%, 5/7/09,
   (LOC: Wells Fargo & Co.) (a) (c)                4,345,000     4,345,000
City of Albuquerque Industrial, KTECH
   Corp. Project, 1.00%, 5/7/09,
   (LOC: Wells Fargo & Co.) (a) (c)                1,505,000     1,505,000
                                                              ------------
                                                                 5,850,000
                                                              ------------

NEW YORK (0.3%)
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 0.72%, 5/6/09,
   (LOC: Bayerische Landesbank) (a) (c)            8,405,000     8,405,000
                                                              ------------

OHIO (3.2%)
Air Quality Development Authority,
   Steel Corp., Series B, 1.00%, 5/6/09,
   (LOC: Royal Bank of Scotland) (a) (c)          26,000,000    26,000,000
American Municipal Power-Ohio, Inc.,
   Series A, 1.40%, 5/7/09, (LOC: KeyBank
   NA) (a) (c)                                    24,420,000    24,420,000
City of Cleveland, Airport System,
   Series B, 0.67%, 5/7/09, (LOC: U.S.
   Bancorp) (a) (c)                                5,000,000     5,000,000
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series
   B, 1.40%, 5/7/09, (LOC: KeyBank
   NA) (a) (c)                                    22,665,000    22,665,000
County of Cuyahoga Health Care
   Facilities, Franciscan Communities,
   Series F, 1.00%, 5/7/09, (LOC: Bank of
   America) (a) (c)                                1,915,000     1,915,000
Kent State University Revenues,
   0.35%, 5/1/09, (LOC: JP Morgan,
   Inc.) (a) (c)                                  14,155,000    14,155,000
                                                              ------------
                                                                94,155,000
                                                              ------------

PENNSYLVANIA (0.4%)
Berks County Municipal Authority,
   Phoebe-Devitt Homes, Series C, 1.00%,
   5/7/09, (LOC: Sovereign Bank
   FSB) (a) (c)                                    2,770,000     2,770,000
Blair County Industrial Development
   Authority, AMT, 1.00%, 5/7/09,
   (LOC: PNC Bank NA) (a) (c)                      9,000,000     9,000,000
                                                              ------------
                                                                11,770,000
                                                              ------------


                                    Continued


                                                  PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
TEXAS (3.4%)
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT, 0.14%,
   5/1/09, (LOC: Exxon Mobil
  Corp.) (a) (c)                                $ 15,000,000  $ 15,000,000
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, Series B, AMT,
   0.14%, 5/1/09, (LOC: Exxon Mobil
   Corp.) (a) (c)                                 19,400,000    19,400,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B, AMT,
   0.14%, 5/1/09, (LOC: Standalone) (a) (c)       40,455,000    40,455,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B-4, AMT,
   0.14%, 5/1/09, (LOC: Standalone) (a) (c)        8,300,000     8,300,000
Lower Neches Valley Authority
   Industrial Development Corp., Mobil
   Oil Refining Corp. Project, AMT,
   0.23%, 5/1/09, (LOC: Standalone) (a) (c)       13,300,000    13,300,000
                                                              ------------
                                                                96,455,000
                                                              ------------

UTAH (1.4%)
Telecommunication Open Infrastructure
   Agency, 1.50%, 5/7/09, (LOC: KeyBank
   NA) (a) (c)                                    40,000,000    40,000,000
                                                              ------------

VIRGINIA (0.3%)
Alexandria Industrial Development
   Authority, American Academy of
   Otolaryngology, Series A, 1.42%,
   5/7/09, (LOC: Bank of America) (a) (c)          8,690,000     8,690,000
                                                              ------------

WASHINGTON (0.1%)
State Housing Finance Commission,
   Multi-Family, Granite Falls
   Retirement Plaza, Series B, 1.15%,
   5/7/09, (LOC: Wells Fargo & Co.) (a) (c)          940,000       940,000
State Housing Finance Commission,
   Multi-Family, Sir Summer Ridge
   Associates, Series B, 0.95%, 5/1/09,
   (LOC: U.S. Bancorp) (a) (c)                       510,000       510,000
State Housing Finance Commission,
   Multi-Family, Vintage At Everett,
   Series B, 1.15%, 5/7/09,
   (LOC: FNMA) (a) (c)                             1,490,000     1,490,000
                                                              ------------
                                                                 2,940,000
                                                              ------------


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
WEST VIRGINIA (0.2%)
Brooke County County Commission,
   Bethany College Project, Series B,
   1.15%, 5/7/09, (LOC: PNC Bank
   NA) (a) (c)                                  $  5,000,000  $  5,000,000
                                                              ------------

TOTAL MUNICIPAL DEMAND NOTES                                   552,415,000
                                                              ------------

                                                   SHARES
                                                ------------

MONEY MARKETS (8.0%)
AIM STIT Liquid Assets Portfolio (b)             122,988,369   122,988,369
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund (b)                  106,407,297   106,407,297
                                                              ------------

TOTAL MONEY MARKETS                                            229,395,666
                                                              ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                ------------
REPURCHASE AGREEMENTS (13.2%)
Barclays PLC, 0.16%, dated 4/30/09, due
   5/1/09, (Proceeds at maturity,
   $50,000,222, Collateralized by U.S.
   Treasury Security, 2.00%, 11/30/13,
   value $51,000,041)                           $ 50,000,000    50,000,000
Deutsche Bank, 0.16%, dated 4/30/09,
   due 5/1/09, (Proceeds at maturity,
   $325,001,444, Collateralized by
   various U.S. Government Agency
   securities, 0.00%-7.25%,
   7/10/09-5/15/30, value $331,501,362)          325,000,000   325,000,000
UBS Investment Bank, 0.12%, dated
   4/30/09, due 5/1/09, (Proceeds at
   maturity, $4,712,235, Collateralized
   by Freddie Mac Discount Note, 0.00%,
   10/1/10, value $4,806,480)                      4,711,000     4,711,000
                                                            --------------

TOTAL REPURCHASE AGREEMENTS                                    379,711,000
                                                            --------------

TOTAL INVESTMENTS (COST $2,863,285,195)+ - 99.3%             2,863,285,195

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                    18,914,916
                                                            --------------

NET ASSETS - 100.0%                                         $2,882,200,111
                                                            ==============


                                    Continued


NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
CMBS - Commercial Mortgage-Backed Security
FNMA - Federal National Mortgage Association
GO- General Obligation
LOC - Letter of Credit


                See notes to schedules of investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                              PRINCIPAL
                                                AMOUNT          VALUE
                                           --------------  --------------

MORTGAGE-BACKED SECURITIES (2.5%)
CMBS OTHER (2.5%)
Freddie Mac, 1.70%, 5/7/09 (a) (c)            $ 2,810,000  $   2,810,000
Freddie Mac, 1.70%, 5/7/09 (a) (c)             42,110,633     42,110,633
Freddie Mac, 1.70%, 5/7/09 (a) (c)             25,828,940     25,828,939
Freddie Mac, 1.70%, 5/7/09 (a) (c)              7,605,000      7,605,000
                                                           --------------
                                                              78,354,572
                                                           --------------

TOTAL MORTGAGE-BACKED SECURITIES                              78,354,572
                                                           --------------

U.S. GOVERNMENT AGENCIES (55.6%)
FANNIE MAE (5.7%)
0.33%, 8/3/09 **                                5,000,000      4,995,692
0.38%, 5/20/09 **                              22,140,000     22,135,618
0.53%, 7/22/09 **                              15,000,000     14,981,892
0.56%, 9/9/09 **                               15,000,000     14,969,433
1.05%, 7/21/09 (a) (c)                         10,000,000     10,010,352
1.17%, 5/8/09 (a) (c)                          18,000,000     18,014,620
2.95%, 5/1/09 **                               10,000,000     10,000,000
4.20%, 6/8/09                                   8,083,000      8,113,892
4.25%, 5/15/09                                 19,815,000     19,830,001
4.63%, 12/15/09                                 5,000,000      5,109,908
5.13%, 7/13/09                                 29,070,000     29,323,663
6.38%, 6/15/09                                  9,885,000      9,954,640
6.63%, 9/15/09                                  9,710,000      9,851,265
                                                           --------------
                                                             177,290,976
                                                           --------------

FEDERAL FARM CREDIT BANK (3.1%)
0.32%, 6/21/09 (a) (c)                          8,000,000      7,972,659
0.35%, 5/20/09 (a) (c)                         15,000,000     15,000,000
0.36%, 5/22/09 (a) (c)                         25,000,000     24,953,344
0.36%, 6/21/09 (a) (c)                         25,000,000     24,846,457
2.70%, 9/23/09                                  6,000,000      6,047,130
3.88%, 12/17/09                                16,600,000     16,897,989
                                                           --------------
                                                              95,717,579
                                                           --------------

FEDERAL HOME LOAN BANK (23.5%)
0.14%, 5/8/09 **                               10,185,000     10,184,723
0.17%, 5/22/09 **                              20,198,000     20,195,997
0.18%, 5/27/09 **                              17,000,000     16,997,790
0.25%, 6/2/09 **                               25,000,000     24,994,444
0.25%, 7/10/09 **                              10,000,000      9,995,139
0.30%, 8/24/09 **                              12,000,000     11,988,500
0.35%, 6/1/09 **                               30,000,000     29,991,088
0.38%, 5/6/09 **                               16,865,000     16,864,110
0.38%, 5/21/09 (a) (c)                         10,500,000     10,497,571
0.38%, 5/27/09 (a) (c)                         10,000,000      9,997,029
0.39%, 5/13/09 (a) (c)                         14,000,000     13,998,584
0.39%, 6/26/09 **                              20,000,000     19,987,867
0.40%, 5/7/09 **                               13,025,000     13,024,132
0.40%, 5/19/09 (a) (c)                         25,000,000     24,964,089
0.42%, 7/2/09 **                               15,000,000     14,989,150
0.45%, 5/14/09 **                               8,184,000      8,182,670
0.48%, 6/4/09 **                                5,000,000      4,997,733
0.48%, 1/19/10 **                               7,510,000      7,483,665


                                     Continued


                                              PRINCIPAL
                                                AMOUNT          VALUE
                                           --------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
0.49%, 6/25/09 **                             $15,000,000   $ 14,988,771
0.50%, 2/1/10 **                               10,000,000      9,961,667
0.51%, 7/1/09 **                               11,000,000     10,990,494
0.55%, 7/22/09 **                              10,000,000      9,987,472
0.55%, 8/12/09 **                              44,000,000     43,930,761
0.59%, 8/7/09 **                               15,000,000     14,975,908
0.83%, 11/18/09 **                              5,000,000      4,976,829
0.87%, 1/26/10                                 10,000,000      9,990,384
0.92%, 5/1/09 (a) (c)                          25,000,000     25,000,000
1.06%, 7/13/09 (a) (c)                         25,000,000     25,000,000
1.07%, 5/20/09 (a) (c)                         25,000,000     24,953,409
1.13%, 7/5/09 (a) (c)                          25,000,000     25,003,393
1.17%, 7/2/09 (a) (c)                          25,000,000     25,024,106
1.21%, 5/19/09 (a) (c)                         20,000,000     20,022,034
1.29%, 6/10/09 (a) (c)                         15,000,000     15,000,000
1.85%, 12/15/09                                11,500,000     11,500,000
2.25%, 10/2/09                                  9,865,000      9,942,807
2.38%, 4/30/10                                 12,235,000     12,423,684
2.56%, 8/4/09                                  15,000,000     15,069,619
2.57%, 5/5/09                                   7,000,000      7,000,005
2.63%, 3/12/10                                 10,000,000     10,155,223
2.72%, 9/18/09                                  5,000,000      4,992,493
3.50%, 1/6/10                                   5,000,000      5,087,019
3.75%, 1/8/10                                  13,385,000     13,659,843
4.25%, 5/15/09                                  1,500,000      1,500,862
4.25%, 11/20/09                                 4,000,000      4,080,457
4.50%, 10/9/09                                 18,000,000     18,298,025
5.00%, 12/11/09                                22,750,000     23,325,310
5.00%, 3/12/10                                  3,715,000      3,847,353
5.13%, 6/4/09                                   5,000,000      5,016,252
5.25%, 6/12/09                                  6,000,000      6,032,649
5.25%, 8/5/09                                  14,750,000     14,916,791
5.38%, 5/15/09                                  3,115,000      3,118,250
5.38%, 7/17/09                                  3,610,000      3,646,183
                                                           --------------
                                                             722,752,334
                                                           --------------

FREDDIE MAC (19.7%)
0.20%, 6/29/09 **                              50,000,000     49,983,611
0.21%, 5/12/09 **                              25,000,000     24,998,396
0.27%, 6/15/09 **                              20,840,000     20,833,097
0.35%, 5/26/09 (a) (c)                         10,000,000      9,987,645
0.38%, 5/19/09 (a) (c)                         12,000,000     11,988,076
0.38%, 8/3/09 **                               20,000,000     19,980,156
0.39%, 5/5/09 (a) (c)                          25,000,000     24,977,294
0.40%, 7/7/09 **                               12,200,000     12,190,918
0.42%, 5/18/09 (a) (c)                         12,000,000     11,995,872
0.43%, 5/19/09 (a) (c)                         18,000,000     17,995,470
0.43%, 5/21/09 (a) (c)                         30,000,000     29,998,151
0.50%, 7/28/09 **                              25,000,000     24,969,750
0.54%, 1/4/10 **                                5,500,000      5,479,540
0.55%, 9/1/09 **                               22,000,000     21,958,658
0.56%, 9/14/09 **                              30,000,000     29,937,100
0.64%, 11/13/09 **                             20,000,000     19,932,217


                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT          VALUE
                                           --------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
0.65%, 5/1/09 (a) (c)                         $25,000,000  $  25,000,000
0.70%, 9/21/09 **                              15,000,000     14,958,292
1.09%, 5/4/09 W/I (a) (c)                      25,000,000     25,000,000
1.15%, 5/11/09 **                              15,000,000     14,995,208
1.20%, 5/29/09 **                              23,700,000     23,677,880
1.25%, 3/18/10                                 10,000,000     10,028,068
3.13%, 2/4/10                                  10,000,000     10,154,184
4.00%, 12/15/09                                11,135,000     11,359,823
4.13%, 11/30/09                                10,000,000     10,194,528
4.25%, 2/24/10                                  2,300,000      2,359,038
4.38%, 7/30/09                                 35,000,000     35,342,523
4.38%, 3/1/10                                   8,302,000      8,544,342
4.75%, 11/3/09                                 19,750,000     20,144,412
4.88%, 2/9/10                                  20,000,000     20,610,426
5.00%, 6/11/09                                 10,000,000     10,025,854
5.25%, 5/21/09                                 17,750,000     17,773,583
6.63%, 9/15/09 (d)                              6,500,000      6,615,327
                                                           --------------
                                                             603,989,439
                                                           --------------

OVERSEAS PRIVATE INVESTMENT CORP.
   (3.6%)
0.35%, 5/6/09 (a) (c)                          18,824,000     18,824,000
0.35%, 5/6/09 (a) (c)                          49,114,000     49,114,000
0.35%, 5/6/09 (a) (c)                          29,400,000     29,400,000
0.35%, 5/6/09 (a) (c)                          15,000,000     15,000,000
                                                           --------------
                                                             112,338,000
                                                           --------------

TOTAL U.S. GOVERNMENT AGENCIES                             1,712,088,328
                                                           --------------
                                                 SHARES
                                           --------------
MONEY MARKETS (7.6%)
AIM STIT Government & Agency
   Portfolio (b)                              116,514,084    116,514,084
Goldman Sachs Financial Square Funds
   - Government Fund (b)                      117,308,096    117,308,096
                                                           --------------

TOTAL MONEY MARKETS                                          233,822,180
                                                           --------------

                                              PRINCIPAL
                                               AMOUNT
                                           --------------
REPURCHASE AGREEMENTS (34.1%)
Bank of America Securities, LLC, 0.15%,
   dated 4/30/09, due 5/1/09, (Proceeds
   at maturity, $372,001,550,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-5.80%, 6/1/09-5/15/30,
   value $379,440,339)                       $372,000,000    372,000,000


                                    Continued


                                              PRINCIPAL
                                                AMOUNT          VALUE
                                           --------------  --------------

REPURCHASE AGREEMENTS, CONTINUED
Barclays PLC, 0.16%, dated 4/30/09, due
   5/1/09, (Proceeds at maturity,
   $315,001,400, Collateralized by U.S.
   Treasury Security, 2.00%, 11/30/13,
   value $321,300,073)                       $315,000,000  $  315,000,000
Deutsche Bank, 0.16%, dated 4/30/09,
  due 5/1/09, (Proceeds at maturity,
   $340,001,511, Collateralized by various
  U.S. Government Agency securities,
   2.63%-6.75%, 9/17/10-7/15/37,
   value $346,800,231)                        340,000,000     340,000,000
UBS Investment Bank, 0.12%, dated
   4/30/09, due 5/1/09, (Proceeds at
   maturity, $22,198,651, Collateralized
   by various U.S. Government
  Agency securities, 0.00%-3.40%,
   10/1/10-11/29/19, value
   $22,642,624)                                22,197,000      22,197,000
                                                           --------------

TOTAL REPURCHASE AGREEMENTS                                 1,049,197,000
                                                           --------------

TOTAL INVESTMENTS (COST $3,073,462,080)+ - 99.8%            3,073,462,080

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                    5,355,300
                                                           --------------

NET ASSETS - 100.0%                                        $3,078,817,380
                                                           ==============


NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2009.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(d) All or part of this security has been designated as collateral for when issued securities.

The following abbreviations are used in the Schedule of Investments CMBS - Commercial Mortgage -Backed Security
W/I - When Issued


                     See notes to schedules of investments.

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------  --------------

U.S. TREASURY BILLS (29.2%)
0.12%, 5/21/09 **                               $ 25,000,000  $   24,998,340
0.15%, 7/16/09 **                                 25,000,000      24,992,976
0.25%, 7/23/09 **                                 25,000,000      24,985,619
0.32%, 10/8/09 **                                 25,000,000      24,964,500
0.37%, 10/1/09 **                                 25,000,000      24,961,166
0.38%, 9/17/09 **                                 25,000,000      24,963,850
0.39%, 9/10/09 **                                 50,000,000      49,929,004
0.39%, 10/22/09 **                                65,000,000      64,880,291
0.43%, 8/6/09 **                                  50,000,000      49,943,585
0.45%, 9/15/09 **                                 25,000,000      24,957,663
0.48%, 8/20/09 **                                 25,000,000      24,963,385
0.50%, 11/19/09 **                                60,000,000      59,834,472
0.60%, 12/17/09 **                                25,000,000      24,904,247
0.70%, 7/30/09 ** (b)                             50,000,000      49,914,719
0.92%, 6/4/09 **                                  25,000,000      24,978,278
0.95%, 5/14/09 **                                 25,000,000      24,991,419
1.30%, 6/24/09 **                                 40,000,000      39,925,161
1.75%, 7/2/09 **                                  40,000,000      39,893,653
                                                              --------------

TOTAL U.S. TREASURY BILLS                                        628,982,328
                                                              --------------

U.S. TREASURY NOTES (17.1%)
3.13%, 11/30/09                                   30,000,000      30,466,583
3.63%, 7/15/09                                    50,000,000      50,177,418
3.63%, 1/15/10                                    30,000,000      30,621,724
3.88%, 5/15/09                                    40,000,000      40,030,415
4.00%, 6/15/09                                    25,000,000      25,107,037
4.00%, 8/31/09                                    75,000,000      75,709,341
4.00%, 9/30/09                                    10,000,000      10,142,713
4.63%, 7/31/09                                    30,000,000      30,304,981
4.88%, 5/15/09                                    25,000,000      25,031,250
4.88%, 6/30/09                                    50,000,000      50,241,268
                                                              --------------

TOTAL U.S. TREASURY NOTES                                        367,832,730
                                                              --------------

                                                   SHARES
                                                ------------
MONEY MARKETS (3.2%)
AIM STIT Treasury Portfolio (a)                    6,595,429       6,595,429
Goldman Sachs Financial Square Funds
   - Treasury Obligations Fund (a)                63,412,544      63,412,544
                                                              --------------

TOTAL MONEY MARKETS                                               70,007,973
                                                              --------------

                                                 PRINCIPAL
                                                   AMOUNT
                                                ------------
REPURCHASE AGREEMENTS (51.5%)
Bank of America Securities, LLC, 0.15%,
   dated 4/30/09, due 5/1/09, (Proceeds
   at maturity, $169,575,707,
   Collateralized by U.S. Treasury
   Security, 1.50%, 10/31/10, value
   $172,966,506)                                $169,575,000     169,575,000


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------  --------------

REPURCHASE AGREEMENTS, CONTINUED
Barclays PLC, 0.16%, dated 4/30/09, due
   5/1/09, (Proceeds at maturity,
   $440,001,956, Collateralized by U.S.
   Treasury Security, 2.00%, 11/30/13,
   value $448,800,073)                          $440,000,000  $  440,000,000
BMO Nesbitt Burns, 0.14%, dated
   4/30/09, due 5/1/09, (Proceeds at
   maturity, $100,000,389, Collateralized
   by U.S. Treasury Security, 4.50%,
   5/15/10, value $102,000,102)                  100,000,000     100,000,000
Deutsche Bank, 0.14%, dated 4/30/09,
   due 5/1/09, (Proceeds at maturity,
   $400,001,556, Collateralized by
   various U.S. Treasury Securities,
   0.00%-3.63%, 5/28/09-4/15/28, value
   $408,000,021)                                 400,000,000     400,000,000
                                                              --------------

TOTAL REPURCHASE AGREEMENTS                                    1,109,575,000
                                                              --------------

TOTAL INVESTMENTS (COST $2,176,398,031)+ - 101.0%              2,176,398,031

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                     (20,913,681)
                                                              --------------

NET ASSETS - 100.0%                                           $2,155,484,350
                                                              ==============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a)  Investment is in Institutional Shares of underlying fund/portfolio.

(b) All or part of this security has been designated as collateral for delayed delivery security.


                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

Open futures contracts as of April 30, 2009
                                                                                                      UNREALIZED
                           NUMBER OF                                                  NOTIONAL       APPRECIATION/      MARKET
                           CONTRACTS     CONTRACT TYPE                                 AMOUNT       (DEPRECIATION)      VALUE
                           -----------   ----------------------------------------   ------------    --------------  ------------
Structured Large Cap Plus          21    S+P 500 Index Futures, 6/18/09             $ 4,006,706      $  560,794     $ 4,567,500
                               =======                                              ============     ===========    ============

Equity Index                       31    S+P 500 Index Futures, 6/18/09               6,062,072         680,428       6,742,500
                               =======                                              ============     ===========    ============

International Equity               11    ASX SPI 200 Index Futures, 6/18/09             692,534          60,125         752,659
                                   10    Australian Dollar Futures, 6/15/09             650,482          76,818         727,300
                                   24    British Pound Futures, 6/15/09               2,096,290         126,710       2,223,000
                                  133    DJ EURO STOXX 50 Index Futures, 6/19/09      3,407,192         689,442       4,096,634
                                   22    Euro Currency Futures, 6/15/09               3,546,134         100,641       3,646,775
                                   37    FTSE 100 Index Futures, 6/19/09              2,053,224         249,516       2,302,740
                                   17    Japanese Yen Futures, 6/15/09                2,177,515         (23,402)      2,154,113
                                   28    TOPIX Index Futures, 6/12/09                 2,017,086         370,665       2,387,751
                               -------                                              ------------     -----------    ------------
                                  282                                                16,640,457       1,650,515      18,290,972
                               =======                                              ============     ===========    ============

Total Return Bond                 120    U.S. Treasury 10-Year Note, 6/19/09         14,713,744        (201,244)     14,512,500
                                   50    U.S. Treasury 30-Year Note, 6/19/09          6,333,721        (205,596)      6,128,125
                                   70    U.S. Treasury 5-Year Note, 6/30/09           8,290,804         (90,960)      8,199,844
                               -------                                              ------------     -----------    ------------
                                  240                                                29,338,269        (497,800)     28,840,469
                               =======                                              ============     ===========    ============

Short Term Bond                   150    U.S. Treasury 2-Year Note, 6/30/09          32,557,413          74,618      32,632,031
                               =======                                              ============     ===========    ============

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


(1) ORGANIZATION

Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a "Fund" and collectively the "Funds") listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund, which is a non-diversified investment company.

FUND NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Dividend Growth Fund ("Dividend Growth")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third All Cap Value Fund ("All Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value") Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus") Fifth Third Equity Index Fund ("Equity Index")
Fifth Third International Equity Fund ("International Equity")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third LifeModel Aggressive FundSM ("LifeModel AggressiveSM")
Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel
   Moderately AggressiveSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel ModerateSM")
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel
   Moderately ConservativeSM")
Fifth Third LifeModel Conservative FundSM ("LifeModel ConservativeSM")
(the foregoing five funds collectively the "LifeModel FundsSM")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Total Return Bond Fund ("Total Return Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal


                                     1 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges.

The market value of fair valued securities as a percentage of total net assets as of this report date was 0.03%, and 3.28% for Quality Growth and Total Return Bond, respectively.

REPURCHASE AGREEMENTS--The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trust's Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, have legally segregated in the Federal Reserve Book Entry System, or have segregated within the custodian bank's vault, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.


                                     2 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


FORWARD FOREIGN CURRENCY CONTRACTS--The Funds may enter into forward foreign currency contracts ("forwards"), which are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a forward fluctuates with changes in currency exchange rates. A forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable or unwilling to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds segregate cash and/or securities in a sufficient amount as collateral to the extent the Fund has open forward contracts. There were no forward foreign currency contracts outstanding as of the date of this report.

FOREIGN CURRENCY COMMITMENTS-- The Funds may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability or unwillingness of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Foreign currency transactions are adjusted by the daily spot exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index or interest rate over a predetermined time period. Cash and/or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by a Fund based on the daily change in the market value of the position ("variation margin") are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

OPTIONS WRITTEN CONTRACTS -- When a Fund writes or sells put or call option contracts, it records the proceeds on sales (premium) received and the corresponding liability. The risk in writing a call option is that a Fund may incur a loss when the associated security market price or index value increases. The risk in writing a put option is that a Fund may incur a loss when the associated security market price or index value decreases. A Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist for the relevant security. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of an option transaction. When an option is exercised, the proceeds on sales (premium) for a written call option and the purchase cost for a written put option is adjusted by the amount of premium received or paid. There were no option contracts outstanding as of the date of this report.

SHORT SALES -- Structured Large Cap Plus may sell securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security's price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a


                                     3 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

As described in the Structured Large Cap Plus Fund's (the "Fund") Prospectuses, the Fund may sell securities short as part if its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions that Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts ro resolve this dispute are still being pursed, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. The Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). The substance of the dispute itself has not been resolved. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds, and therefore are not invested in accordance with the Fund's investment strategy. The assets in the escrow account do not belong to the Fund or its shareholders. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the Fund's prospectus. As of April 30, 2009, the Fund had incurred $296,238 of extraordinary legal expenses.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

The Fund entered into the partial settlement with the Liquidation Trustee for the limited purpose of closing out the open short positions with LBI, established an escrow account with respect to the disputed amount, and releasing collateral designated for the LBI short sales. The new prime broker for the Fund's short sales is Pershing, LLC. Pershing, LLC is a subsidiary of the Bank of New York Mellon Corporation.

The LifeModel FundsSM invest in Structured Large Cap Plus. An increase in expense ratio of Structured Large Cap Plus will affect the return on investments by the LifeModel FundsSM.


                                     4 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


SWAP AGREEMENTS -- The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party - typically, a corporate issuer or sovereign issuer of an emerging country - on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, "bullet-type" payments as "notional principal contracts" for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a "notional principal contract" for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery ("TBAs") transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

LENDING PORTFOLIO SECURITIES-- Each Fund (except U.S. Treasury Money Market) may lend securities up to 33 1/3% of the Fund's total assets (plus the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes).


                                     5 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Trustees and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company ("State Street" or the "Lending Agent"), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day's market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day's market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. As of April 30, 2009, cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio. Additionally, certain funds received non-cash collateral, which they are not permitted to sell or re-pledge. The non-cash collateral is made up of U.S. Treasury notes, bonds and discount notes. The maturities range from September 3, 2009 to February 15, 2036, with interest rates ranging from 0.01% to 8.75%.

                             MV of Securities         Cash            Non-Cash
Fund                              on Loan          Collateral        Collateral
----                              -------          -----------       ----------
Small Cap Growth              $ 13,243,473        $ 13,468,519       $        -
Mid Cap Growth                  17,135,424          17,458,818                -
Quality Growth                  24,268,115          24,042,792          751,280
Dividend Growth                  2,893,897           2,952,712                -
Micro Cap Value                  7,164,000           7,382,782                -
Small Cap Value                 17,763,980          18,045,165                -
All Cap Value                   14,969,025          15,371,358                -
Disciplined Large Cap Value     18,013,343          16,848,371        1,782,552
Equity Index                    13,924,543          13,758,421          403,183
International Equity            22,483,960          23,137,696          310,564
Strategic Income                 8,097,031           8,274,919                -
High Yield Bond                  8,389,450           8,441,048                -
Total Return Bond               10,747,412          10,911,586                -

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall


                                     6 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s).

See Note 7 - Lehman Brothers Bankruptcy and Default on Securities Lending

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

RECENT ACCOUNTING PRONOUNCEMENTS - The Funds implemented Statement of Financial Accounting Standards No. 157 ("FAS 157"), Fair Value Measurements, issued by the Financial Accounting Standards Board ("FASB") as of July 31, 2008. See Note 6.

In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 may require enhanced disclosures about Funds' derivative and hedging activities. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.


(3) RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the "Securities Act") and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM's Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Board of Directors, and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At April 30, 2009, Quality Growth, Strategic Income, and Total Return Bond held the following restricted securities:

                                                                                ACQUISITION                 VALUE AS % OF
                                         SECURITY TYPE       ACQUISITION DATE      COST        FAIR VALUE     NET ASSETS
                                       ------------------    ----------------   -----------    -----------    ----------
QUALITY GROWTH
                                         Asset-Backed
Aerco, Ltd., Series 2A, Class A3          Securities             02/28/2007     $   76,618     $   23,221        0.01%
                                                                                ===========    ===========      =======

STRATEGIC INCOME FUND
                                         Asset-Backed
Aerco, Ltd., Series 2A, Class A3          Securities             02/28/2007     $  922,178     $  255,432        0.35%
                                                                                ===========    ===========      =======



                                     7 of 9


Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


TOTAL RETURN BOND
Deutsche Mortgage Securities, Inc.,     Mortgage-Backed
Series 2005-WF1                           Securities             09/16/2005     $1,062,278     $  741,370        0.18%
Restructured Assets Certificates,       Mortgage-Backed
Series 2006-9, Class P                    Securities             08/10/2006      5,234,953      2,625,000        0.64%
                                         Asset-Backed
Aerco, Ltd., Series 2A, Class A3          Securities             02/28/2007      1,850,253        527,119        0.13%
                                                                                -----------    -----------      -------
                                                                                $8,147,484     $3,893,489        0.95%
                                                                                ===========    ===========      =======

(4) CONCENTRATION RISK

International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

(5) MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

(6) FAIR VALUE MEASUREMENTS

Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive or pay to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels based upon inputs using quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair value hierarchy according to the inputs used as of April 30, 2009 in valuing the Portfolio's assets and liabilities:

                                                      Fair Value Measurement at 04/30/2009 using
                                              --------------------------------------------------------
                                                 Quoted Prices      Significant
                                               in Active Markets       Other            Significant
                                                 for Identical       Observable        Unobservable
                                                   Investments         Inputs             Inputs            Value at
                                                   (Level 1)          (Level 2)           (Level 3)         4/30/2009
                                              ---------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------
Investments, at value                            $  58,211,850     $             -        $         -    $    58,211,850
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  58,211,850     $             -        $         -    $    58,211,850
                                              =================   =================  =================  =================

Mid Cap Growth
--------------------------------------------
Investments, at value                            $ 107,705,469     $             -        $         -    $   107,705,469
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 107,705,469     $             -        $         -    $   107,705,469
                                              =================   =================  =================  =================

Quality Growth
--------------------------------------------
Investments, at value                            $ 303,514,258     $     2,992,856        $         -    $   306,507,114
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 303,514,258     $     2,992,856        $         -    $   306,507,114
                                              =================   =================  =================  =================

Dividend Growth
--------------------------------------------
Investments, at value                            $  12,555,531     $             -        $         -    $    12,555,531
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  12,555,531     $             -        $         -    $    12,555,531
                                              =================   =================  =================  =================

Micro Cap Value
--------------------------------------------
Investments, at value                            $  31,203,018     $             -        $         -    $    31,203,018
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  31,203,018     $             -        $         -    $    31,203,018
                                              =================   =================  =================  =================

Small Cap Value
--------------------------------------------
Investments, at value                            $  77,270,143     $             -        $         -    $    77,270,143
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  77,270,143     $             -        $         -    $    77,270,143
                                              =================   =================  =================  =================

All Cap Value
--------------------------------------------
Investments, at value                            $ 145,755,708     $             -        $         -    $   145,755,708
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 145,755,708     $             -        $         -    $   145,755,708
                                              =================   =================  =================  =================

Disciplined Large Cap Value
--------------------------------------------
Investments, at value                            $ 310,307,216     $             -        $         -    $   310,307,216
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 310,307,216     $             -        $         -    $   310,307,216
                                              =================   =================  =================  =================

Structured Large Cap Plus
--------------------------------------------
Investments, at value                            $  71,254,155     $             -        $         -    $    71,254,155
Other financial instruments*                     $     560,794                   -                  -            560,794
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  71,814,949     $             -        $         -    $    71,814,949
                                              =================   =================  =================  =================

Equity Index
--------------------------------------------
Investments, at value                            $ 243,845,638     $             -        $         -    $   243,845,638
Other financial instruments*                     $     680,428                   -                  -            680,428
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 244,526,066     $             -        $         -    $   244,526,066
                                              =================   =================  =================  =================

International Equity
--------------------------------------------
Investments, at value                            $ 228,091,450     $             -        $         -    $   228,091,450
Other financial instruments*                     $   1,650,515                   -                  -          1,650,515
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 229,741,965     $             -        $         -    $   229,741,965
                                              =================   =================  =================  =================

Strategic Income
--------------------------------------------
Investments, at value                            $  45,768,614     $    34,677,528        $         -    $    80,446,142
Other financial instruments*                     $           -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  45,768,614     $    34,677,528        $         -    $    80,446,142
                                              =================   =================  =================  =================

LifeModel Aggressive
--------------------------------------------
Investments, at value                            $ 100,685,289     $             -        $         -    $   100,685,289
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 100,685,289     $             -        $         -    $   100,685,289
                                              =================   =================  =================  =================

LifeModel Moderately Aggressive
--------------------------------------------
Investments, at value                            $ 185,672,457     $             -        $         -    $   185,672,457
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 185,672,457     $             -        $         -    $   185,672,457
                                              =================   =================  =================  =================

LifeModel Moderate
--------------------------------------------
Investments, at value                            $ 304,147,979     $             -        $         -    $   304,147,979
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 304,147,979     $             -        $         -    $   304,147,979
                                              =================   =================  =================  =================

LifeModel Moderately Conservative
--------------------------------------------
Investments, at value                            $  58,969,381     $             -        $         -    $    58,969,381
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  58,969,381     $             -        $         -    $    58,969,381
                                              =================   =================  =================  =================

LifeModel Conservative
--------------------------------------------
Investments, at value                            $  41,009,012     $             -        $         -    $    41,009,012
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  41,009,012     $             -        $         -    $    41,009,012
                                              =================   =================  =================  =================

High Yield Bond
--------------------------------------------
Investments, at value                            $  12,920,483     $    36,598,684        $         -    $    49,519,167
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  12,920,483     $    36,598,684        $         -    $    49,519,167
                                              =================   =================  =================  =================

Total Return Bond
--------------------------------------------
Investments, at value                            $  24,541,875     $   388,339,576        $ 2,625,000    $   415,506,451
Other financial instruments*                          (497,800)                  -                  -           (497,800)
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  24,044,075     $   388,339,576        $ 2,625,000    $   415,008,651
                                              =================   =================  =================  =================

Short Term Bond
--------------------------------------------
Investments, at value                            $   4,986,290     $   209,544,503        $         -    $   214,530,793
Other financial instruments*                            74,618                   -                  -             74,618
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $   5,060,908     $   209,544,503        $         -    $   214,605,411
                                              =================   =================  =================  =================

Prime Money Market
--------------------------------------------
Investments, at value                            $ 125,172,189     $ 1,240,677,596        $         -    $ 1,365,849,785
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 125,172,189     $ 1,240,677,596        $         -    $ 1,365,849,785
                                              =================   =================  =================  =================

Institutional Money Market
--------------------------------------------
Investments, at value                            $ 229,395,666     $ 2,633,889,529        $         -    $ 2,863,285,195
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 229,395,666     $ 2,633,889,529        $         -    $ 2,863,285,195
                                              =================   =================  =================  =================

Institutional Government Money Market
--------------------------------------------
Investments, at value                            $ 233,822,180     $ 2,839,639,900        $         -    $ 3,073,462,080
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $ 233,822,180     $ 2,839,639,900        $         -    $ 3,073,462,080
                                              =================   =================  =================  =================

U.S. Treasury Money Market
--------------------------------------------
Investments, at value                            $  70,007,973     $ 2,106,390,058        $         -    $ 2,176,398,031
Other financial instruments*                                 -                   -                  -                  -
--------------------------------------------  -----------------   -----------------  -----------------  -----------------
Total                                            $  70,007,973     $ 2,106,390,058        $         -    $ 2,176,398,031
                                              =================   =================  =================  =================

* Other financial instruments include open futures contracts, short sales and foreign currency contracts

For fair value measurements using significant unobservable inputs (Level 3), FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 hierarchy categorization during the period. Level 3 holdings transfer in at beginning of period values and transfer out at end of period values. Total realized and unrealized gains and losses of Level 3 holdings are included in net realized and unrealized gains and losses in the Funds' Statements of Operations. The following is a reconciliation of the fair value measurements using significant unobservable inputs for the Portfolio during the period ending April 30, 2009:

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of April 30, 2009, is as follows:

                                                                              Total         Change        Transfers in
                              Beginning         Net          Accrued       realized       unrealized          and/or         Ending
                                balance       purchases       premiums       gains          gains             out of        balance
Total Return Bond             7/31/2008        (sales)      (discounts)     (losses)       (losses)          Level 3      04/30/2009
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value         $ 429,095     $ (161,188)        $ (197)    $ (3,954,423)   $ 3,021,515    $ 3,290,198     $ 2,625,000
Other financial instruments*          -              -              -                -              -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Total                         $ 429,095     $ (161,188)        $ (197)    $ (3,954,423)   $ 3,021,515    $ 3,290,198     $ 2,625,000

* Other financial instruments include open futures contracts, short sales and foreign currency contracts


                                     8 of 9

Fifth Third Funds
Notes to Schedules of Investments, continued
April 30, 2009 (Unaudited)


(7) LEHMAN BROTHERS BANKRUPTCY AND DEFAULT ON SECURITIES LENDING

On September 15, 2008, Lehman Brothers (Lehman) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The securities lending agreements between Lehman and the Lending Agent were terminated by Lehman's bankruptcy filing and Lehman's failure to return the borrowed securities. Under the agreements and due to borrower default, each Fund had the right to seize the collateral pledged by Lehman as security for the borrowed securities. The collateral was liquidated to fund the cost of replacement securities purchased, which were the same as the securities that were on loan and not returned. For financial reporting purposes, the transactions are treated as a sale as of September 17, 2008 of the original securities recognizing gain
(loss) and a new purchase of replacement securities with a new basis and holding period. For Federal income tax purposes, however, the Internal Revenue Service concluded in Revenue Procedure 2008-63 that the purchase of replacement securities will be considered a non-taxable event (not as a sale and purchase and no recognition of gain (loss), change in basis or holding period), provided the requirements under Internal Revenue Code (IRC) Section 1058(b) are met. The Funds believe all requirements of the Revenue Procedure have been met.

                               Net Realized
                                Gain (Loss)
                                on Sale of
                                 Original
Fund                            Securities
-------------------------------------------
Small Cap Growth                 $(149,891)
Mid Cap Growth                      (1,689)
Quality Growth                     (24,861)
Dividend Growth                    (19,937)
Micro Cap Value                    (78,548)
Small Cap Value                   (153,200)
All Cap Value                     (219,774)
Equity Index                      (248,631)
Strategic Income                    18,260
High Yield Bond                   (114,109)

(8) U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Funds have entered into a Guarantee Agreement with the U.S. Department of the Treasury (the "Treasury") to participate in the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to Shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, is an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until September 19, 2009, after which the Secretary of the Treasury will review the need for, and terms of the Program. Participation in the initial term and the extended Program required a payment to the Treasury of 0.01% and 0.015%, respectively, multiplied by the number of each Fund's shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the Funds without regard to any expense limitation currently in effect.


                                     9 of 9

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS



/s/ E. Keith Wirtz
------------------------------------
E. Keith Wirtz
President

Date:  June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ E. Keith Wirtz
------------------------------------
E. Keith Wirtz
President
(Principal Executive Officer)

Date: June 18, 2009



/s/ Shannon King
------------------------------------
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date:  June 18, 2009